UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Allocator Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.5%
Consumer Discretionary Select Sector SPDR Fund	382,005	$16,724
Consumer Staples Select Sector SPDR Fund	479,777	16,682
Health Care Select Sector SPDR Fund	444,110	16,876
Industrial Select Sector SPDR Fund	472,030	16,837
iShares Barclays 7-10 Year Treasury Bond Fund	149,905	16,179
iShares Barclays MBS Bond Fund	149,250	16,185
iShares Barclays Treasury Inflation Protected Securities Bond Fund	135,210	16,185
iShares Dow Jones U.S. Real Estate Index Fund	211,265	13,515
iShares iBoxx $ High Yield Corporate Bond Fund	181,090	16,519
iShares iBoxx Investment Grade Corporate Bond Fund	139,000	16,355
iShares MSCI EAFE® Index Fund	667,490	33,348
iShares MSCI Emerging Markets Index Fund	858,350	33,639
SPDR S&P 500 ETF Trust Series 1	99,030	13,495
Technology Select Sector SPDR Fund	583,430	16,773
Utilities Select Sector SPDR Fund	455,730	16,857

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $266,283)		276,169

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $266,283)		276,169

SHORT-TERM INVESTMENTS—6.8%
Money Market Mutual Funds—6.8%
Dreyfus Cash Management Fund—Institutional
Shares (seven-day effective yield 0.080%)	18,895,271	18,895

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,895)		18,895

TOTAL INVESTMENTS—106.3% (Identified Cost $285,178)		295,064	(1)
Other assets and liabilities, net—(6.3)%		(17,529)

NET ASSETS—100.0%		$277,535

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$276,169	$276,169
Short-Term Investments	18,895	18,895

Total Investments	$295,064	$295,064

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus AlphaSectorTM Rotation Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—50.3%
Consumer Discretionary—16.7%
Abercrombie & Fitch Co. Class A	4,660	$159
Amazon.com, Inc.(2)	20,510	4,683
Apollo Group, Inc. Class A(2)	6,050	219
AutoNation, Inc.(2)	2,290	81
AutoZone, Inc.(2)	1,540	565
Bed Bath & Beyond, Inc.(2)	13,230	818
Best Buy Co., Inc.	15,620	327
Big Lots, Inc.(2)	3,570	146
BorgWarner, Inc.(2)	6,520	428
Cablevision Systems Corp. Class A	12,190	162
CarMax, Inc.(2)	12,990	337
Carnival Corp.	25,790	884
CBS Corp. Class B	36,880	1,209
Chipotle Mexican Grill, Inc.(2)	1,800	684
Coach, Inc.	16,360	957
Comcast Corp. Class A	153,430	4,905
Darden Restaurants, Inc.	7,320	371
DeVry, Inc.	3,320	103
DIRECTV Class A(2)	36,900	1,801
Discovery Communications, Inc. Class A(2)	14,510	784
Dollar Tree, Inc.(2)	13,080	704
DR Horton, Inc.	15,950	293
Expedia, Inc.	5,090	245
Family Dollar Stores, Inc.	6,590	438
Ford Motor Co.	217,150	2,082
Fossil, Inc.(2)	2,930	224
GameStop Corp. Class A	7,350	135
Gannett Co., Inc.	13,370	197
Gap, Inc. (The)	18,940	518
Genuine Parts Co.	8,880	535
Goodyear Tire & Rubber Co. (The)(2)	13,930	165
H&R Block, Inc.	16,710	267
Harley-Davidson, Inc.	13,180	603
Harman International Industries, Inc.	4,010	159
Hasbro, Inc.	6,640	225
Home Depot, Inc. (The)	87,120	4,616
International Game Technology	16,800	265
Interpublic Group of Cos., Inc. (The)	25,220	274
J.C. Penney Co., Inc.(2)	8,340	194
Johnson Controls, Inc.	38,710	1,073
Kohl’s Corp.	13,520	615
Leggett & Platt, Inc.	7,910	167

	SHARES	VALUE
Consumer Discretionary—(continued)
Lennar Corp. Class A	9,260	$286
Lowe’s Cos., Inc.	66,300	1,886
Ltd. Brands, Inc.	13,750	585
Macy’s, Inc.	23,510	808
Marriott International, Inc. Class A	15,070	591
Mattel, Inc.	19,390	629
McDonald’s Corp.	57,850	5,121
McGraw-Hill Cos., Inc. (The)	15,920	716
Netflix, Inc.(2)	3,140	215
Newell Rubbermaid, Inc.	16,500	299
News Corp. Class A	119,910	2,673
NIKE, Inc. Class B	20,870	1,832
Nordstrom, Inc.	9,120	453
O’Reilly Automotive, Inc.(2)	7,180	601
Omnicom Group, Inc.	15,520	754
priceline.com, Inc.(2)	2,750	1,827
PulteGroup, Inc.(2)	19,210	206
Ralph Lauren Corp.	3,690	517
Ross Stores, Inc.	12,840	802
Scripps Networks Interactive, Inc. Class A	5,230	297
Sears Holdings Corp.(2)	2,090	125
Staples, Inc.	39,220	512
Starbucks Corp.	43,160	2,301
Starwood Hotels & Resorts Worldwide, Inc.	11,250	597
Target Corp.	37,640	2,190
Tiffany & Co.	7,210	382
Time Warner Cable, Inc.	17,790	1,461
Time Warner, Inc.	54,630	2,103
TJX Cos., Inc.	42,180	1,811
TripAdvisor, Inc.(2)	5,420	242
Urban Outfitters, Inc.(2)	6,350	175
VF Corp.	4,930	658
Viacom, Inc. Class B	30,040	1,412
Walt Disney Co. (The)	101,710	4,933
Washington Post Co. (The) Class B	270	101
Whirlpool Corp.	4,400	269
Wyndham Worldwide Corp.	8,310	438
Wynn Resorts Ltd.	4,520	469
Yum! Brands, Inc.	26,210	1,688

		76,582

Industrials—16.8%
3M Co.	40,920	3,666
Avery Dennison Corp.	7,360	201

1

Virtus AlphaSectorTM Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Boeing Co. (The)	44,990	$3,343
Caterpillar, Inc.	40,000	3,396
Cintas Corp.	7,660	296
Cooper Industries plc	9,150	624
CSX Corp.	72,050	1,611
Cummins, Inc.	20,360	1,973
Danaher Corp.	37,130	1,934
Deere & Co.	25,540	2,065
Donnelley (R.R.) & Sons Co.	15,030	177
Dover Corp.	12,780	685
Dun & Bradstreet Corp.	2,750	196
Eaton Corp.	23,750	941
Emerson Electric Co.	44,670	2,081
Equifax, Inc.	9,420	439
Expeditors International of Washington, Inc.	12,220	473
Fastenal Co.	16,990	685
FedEx Corp.	19,450	1,782
First Solar, Inc.(2)	1,650	25
Flowserve Corp.	3,140	360
Fluor Corp.	14,150	698
General Dynamics Corp.	22,570	1,489
General Electric Co.	451,130	9,401
Goodrich Corp.	11,150	1,415
Grainger (W.W.), Inc.	4,590	878
Honeywell International, Inc.	47,280	2,640
Illinois Tool Works, Inc.	29,190	1,544
Ingersoll-Rand plc	17,180	725
Iron Mountain, Inc.	9,850	325
Jacobs Engineering Group, Inc.(2)	7,420	281
Joy Global, Inc.	6,090	345
L-3 Communications Holdings, Inc.	5,610	415
Lockheed Martin Corp.	16,220	1,412
Masco Corp.	22,850	317
Norfolk Southern Corp.	22,000	1,579
Northrop Grumman Corp.	15,630	997
PACCAR, Inc.	23,870	935
Pall Corp.	9,760	535
Parker Hannifin Corp.	10,960	843
Pitney Bowes, Inc.	13,200	198
Precision Castparts Corp.	8,360	1,375
Quanta Services, Inc.(2)	12,130	292
Raytheon Co.	20,980	1,187
Republic Services, Inc.	18,100	479
Robert Half International, Inc.	11,630	332

	SHARES	VALUE
Industrials—(continued)
Robinson (C.H.) Worldwide, Inc.	9,350	$547
Rockwell Automation, Inc.	10,620	701
Rockwell Collins, Inc.	10,670	527
Roper Industries, Inc.	5,600	552
Ryder System, Inc.	5,360	193
Snap-On, Inc.	3,310	206
Southwest Airlines Co.	48,410	446
Stanley Black & Decker, Inc.	9,830	633
Stericycle, Inc.(2)	4,810	441
Textron, Inc.	20,130	501
Tyco International Ltd.	26,620	1,407
Union Pacific Corp.	29,810	3,557
United Parcel Service, Inc. Class B	56,180	4,425
United Technologies Corp.	54,440	4,112
Waste Management, Inc.	29,040	970
Xylem, Inc.	10,670	269

		77,077

Information Technology—14.4%
Accenture plc Class A	17,380	1,044
Adobe Systems, Inc.(2)	13,740	445
Advanced Micro Devices, Inc.(2)	18,270	105
Akamai Technologies, Inc.(2)	5,500	175
Altera Corp.	9,380	317
Amphenol Corp. Class A	4,760	261
Analog Devices, Inc.	8,600	324
Apple, Inc.(2)	25,460	14,869
Applied Materials, Inc.	35,450	406
Autodesk, Inc.(2)	6,780	237
Automatic Data Processing, Inc.	13,590	756
BMC Software, Inc.(2)	4,640	198
Broadcom Corp. Class A(2)	13,990	473
CA, Inc.	10,040	272
Cisco Systems, Inc.	144,440	2,480
Citrix Systems, Inc.(2)	5,350	449
Cognizant Technology Solutions Corp. Class A(2)	8,540	512
Computer Sciences Corp.	4,430	110
Corning, Inc.	42,070	544
Dell, Inc.(2)	40,770	510
eBay, Inc.(2)	31,840	1,338
Electronic Arts, Inc.(2)	9,210	114
EMC Corp.(2)	57,950	1,485
F5 Networks, Inc.(2)	2,140	213
Fidelity National Information Services, Inc.	7,020	239

2

Virtus AlphaSectorTM Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Fiserv, Inc.(2)	3,900	$282
FLIR Systems, Inc.	4,650	91
Google, Inc. Class A(2)	6,850	3,973
Harris Corp.	3,330	139
Hewlett-Packard Co.	44,710	899
Intel Corp.	116,870	3,115
International Business Machines Corp.	31,090	6,081
Intuit, Inc.	8,390	498
Jabil Circuit, Inc.	5,900	120
JDS Uniphase Corp.(2)	8,150	90
Juniper Networks, Inc.(2)	14,890	243
KLA-Tencor Corp.	4,900	241
Lam Research Corp.(2)	5,490	207
Lexmark International, Inc. Class A	2,460	65
Linear Technology Corp.	6,740	211
LSI Corp.(2)	17,270	110
MasterCard, Inc. Class A	2,910	1,252
Microchip Technology, Inc.	5,680	188
Micron Technology, Inc.(2)	28,700	181
Microsoft Corp.	203,670	6,230
Molex, Inc.	4,330	104
Motorola Solutions, Inc.	8,070	388
NetApp, Inc.(2)	10,400	331
NVIDIA Corp.(2)	17,820	246
Oracle Corp.	105,970	3,147
Paychex, Inc.	9,180	288
QUALCOMM, Inc.	46,980	2,616
Red Hat, Inc.(2)	5,690	321
SAIC, Inc.	7,450	90
Salesforce.com, Inc.(2)	3,950	546
SanDisk Corp.(2)	7,170	262
Seagate Technology plc	10,000	247
Symantec Corp.(2)	20,130	294
TE Connectivity Ltd.	11,650	372
Teradata Corp.(2)	5,040	363
Teradyne, Inc.(2)	6,480	91
Texas Instruments, Inc.	31,640	908
Total System Services, Inc.	4,970	119
VeriSign, Inc.(2)	4,770	208
Visa, Inc. Class A	13,570	1,678
Western Digital Corp.(2)	6,680	204
Western Union Co. (The)	17,080	288
Xerox Corp.	39,250	309
Xilinx, Inc.	7,700	259

	SHARES	VALUE
Information Technology—(continued)
Yahoo!, Inc.(2)	33,940	$537

		66,308

Telecommunication Services—2.4%
AT&T, Inc.	159,180	5,676
CenturyLink, Inc.	17,660	697
Crown Castle International Corp.(2)	7,020	412
Frontier Communications Corp.	32,650	125
MetroPCS Communications, Inc.(2)	9,470	57
Sprint Nextel Corp.(2)	84,790	277
Verizon Communications, Inc.	77,570	3,447
Windstream Corp.	17,770	172

		10,863

TOTAL COMMON STOCKS (Identified Cost $216,312)		230,830

EXCHANGE-TRADED FUNDS—49.5%
Consumer Staples Select Sector SPDR Fund	2,169,050	75,418
Health Care Select Sector SPDR Fund	2,011,790	76,448
Utilities Select Sector SPDR Fund	2,036,270	75,322

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $191,187)		227,188

TOTAL LONG TERM INVESTMENTS—99.8% (Identified cost $407,499)		458,018

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Funds—0.3%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	1,308,091	1,308

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,308)		1,308

TOTAL INVESTMENTS—100.1% (Identified Cost $408,807)		459,326	(1)
Other assets and liabilities, net—(0.1)%		(580)

NET ASSETS—100.0%		$458,746

Abbreviations:

plc Public Limited Co.
SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$230,830	$230,830
Exchange-Traded Funds	227,188	227,188
Short-Term Investments	1,308	1,308

Total Investments	$459,326	$459,326

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Alternatives Diversifier Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS—66.4%
Equity Funds—58.5%
Virtus Global Commodities Stock Fund Class I	1,801,904	$15,821
Virtus Global Infrastructure Fund Class I	2,500,387	30,980
Virtus Global Real Estate Securities Fund Class I	345,699	7,536
Virtus International Real Estate Securities Fund Class I	3,161,950	18,908
Virtus Real Estate Securities Class I	594,794	20,485

		93,730

Fixed Income Funds—7.9%
Virtus Senior Floating Rate Fund Class I	1,312,696	12,615

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $91,834)		106,345

EXCHANGE-TRADED FUNDS—33.3%
PowerShares DB Commodity Index Tracking Fund(2)	800,900	20,623
PowerShares DB G10 Currency Harvest Fund(2)	834,800	20,545
WisdomTree Managed Futures Strategy Fund(2)	307,500	12,229

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $52,083)		53,397

TOTAL LONG TERM INVESTMENTS—99.7% (Identified cost $143,917)		159,742

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	672,205	672

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $672)		672

TOTAL INVESTMENTS—100.1% (Identified Cost $144,589)		160,414	(1)
Other assets and liabilities, net—(0.1)%		(83)

NET ASSETS—100.0%		$160,331

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at	Level 1
	June 30, 2012	Quoted Prices
Equity Securities:
Exchange-Traded Funds	$53,397	$53,397
Affiliated Mutual Funds	106,345	106,345
Short-Term Investments	672	672

Total Investments	$160,414	$160,414

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—30.4%
U.S. Treasury Bond 3.500%, 2/15/39	$6,555	$7,595
U.S. Treasury Note
0.250%, 11/30/13(9)	15,410	15,400
1.000%, 8/31/16(9)	13,170	13,383
1.375%, 11/30/18	1,530	1,566
2.000%, 11/15/21	10,510	10,905

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $46,179)		48,849

MUNICIPAL BONDS—2.7%
Michigan—0.1%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	75	79

Pennsylvania—0.5%
Commonwealth of Pennsylvania, Series 1 5.000%, 6/1/22	650	818

Rhode Island—0.6%
City of Woonsocket Pension Funding Taxable (AGM Insured) 5.660%, 7/15/13	1,000	1,032

Virginia—0.5%
Commonwealth Public Schools Authority, School Financing Series 1997 5.000%, 8/1/22	660	830

Washington—0.5%
State of Washington, Motor Vehicle Series R- 2012D 5.000%, 7/1/22	635	794

Wisconsin—0.5%
State of Wisconsin, Series 2 5.000%, 11/1/22	635	783

TOTAL MUNICIPAL BONDS (Identified Cost $4,339)		4,336

FOREIGN GOVERNMENT SECURITIES—0.3%
United Mexican States 4.750%, 3/8/44	515	555

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $508)		555

MORTGAGE-BACKED SECURITIES—33.0%
Agency—26.4%
FHLMC
7.500%, 4/1/14	5	5

	PAR VALUE	VALUE
Agency—(continued)
7.000%, 4/1/16	$10	$11
7.000%, 1/1/33	128	150
6.500%, 2/1/35	2,363	2,704
5.000%, 7/1/35	2,311	2,535
5.000%, 12/1/35	78	87
FNMA
7.000%, 5/1/14	5	5
6.000%, 10/1/14	72	77
6.500%, 6/1/16	56	61
6.000%, 7/1/17	35	39
5.500%, 9/1/17	80	87
0.000%, 10/9/19	900	730
5.000%, 4/1/20	208	225
4.000%, 6/1/20	105	112
5.000%, 8/1/21	48	52
6.000%, 5/1/29	88	99
6.500%, 5/1/30	4	4
7.500%, 3/1/31	64	79
7.000%, 7/1/31	50	60
7.000%, 9/1/31	77	90
6.500%, 3/1/32	69	79
5.000%, 5/1/33	1,119	1,248
6.000%, 11/1/34	531	593
5.500%, 4/1/36	263	291
5.500%, 9/1/36	1,201	1,320
6.500%, 5/1/37	838	946
6.000%, 9/1/37	37	41
6.000%, 1/1/38	82	91
6.000%, 2/1/38	85	95
6.000%, 3/1/38	474	529
6.500%, 3/1/38	3,217	3,682
5.500%, 4/1/38	317	350
5.500%, 6/1/38	204	225
6.000%, 7/1/38	2,482	2,766
6.000%, 8/1/38	95	104
6.000%, 8/1/38	422	471
6.000%, 8/1/38	223	250
6.000%, 8/1/38	1,125	1,254
5.000%, 6/1/39	1,629	1,798
6.000%, 8/1/39	1,919	2,119
5.000%, 9/1/39	412	455
5.500%, 9/1/39	2,130	2,343

1

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Agency—(continued)
4.500%, 9/1/40	$982		$1,090
3.000%, 12/31/49(10)	5,350		5,488
3.500%, 12/31/49(10)	6,120		6,434
FNMA 99-M2, B 6.550%, 3/25/29(2)	866		1,019
GNMA
8.500%, 11/15/22	—	(8)	—	(8)
6.500%, 9/15/28	60		70
7.500%, 9/15/29	122		149

			42,512

Non-Agency—6.6%
American Tower Trust 07-1A, AFX 144A 5.420%, 4/15/37(3)	190		202
Bear Stearns Commercial Mortgage Securities, Inc.
05-PWR9, A4B 4.943%, 9/11/42	1,130		1,188
07-T28, A3 5.793%, 9/11/42	1,250		1,312
Commercial Mortgage Pass-Through Certificates 07-C9, A4 5.811%, 12/10/49(2)	125		146
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.416%, 2/15/39(2)	69		70
08-C1, AM 144A 6.408%, 2/15/41(2)(3)	1,155		1,072
JPMorgan Chase Commercial Mortgage Securities Corp. 07-CB18, A3 5.447%, 6/12/47	1,259		1,328
Morgan Stanley Capital I
07-T27, A4 5.657%, 6/11/42(2)	1,150		1,336
05-IQ10, A4B 5.284%, 9/15/42(2)	855		922
06-IQ11, A4 5.894%, 10/15/42(2)	875		985
Wachovia Bank Commercial Mortgage Trust 06-C23, A5 5.416%, 1/15/45(2)	1,830		2,040

			10,601

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $50,407)			53,113

CORPORATE BONDS AND NOTES—30.5%
Consumer Discretionary—2.7%
AMC Entertainment, Inc. 9.750%, 12/1/20	600		651
Brown Shoe Co., Inc. 7.125%, 5/15/19	525		519
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/21	440		471
Discovery Communications LLC 3.700%, 6/1/15	225		240
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260		266
NBC Universal Media LLC

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
2.100%, 4/1/14	$395	$402
4.375%, 4/1/21	350	385
Rent-A-Center, Inc. 6.625%, 11/15/20	365	391
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(3)	155	160
Time Warner Cable, Inc.
5.000%, 2/1/20	390	438
4.000%, 9/1/21	265	279
5.500%, 9/1/41	65	71
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(4)(5)	16	16

		4,289

Consumer Staples—1.7%
Altria Group, Inc. 9.250%, 8/6/19	145	202
Beverages & More, Inc. 144A 9.625%, 10/1/14(3)	290	303
Heineken NV 144A 3.400%, 4/1/22(3)	570	584
Kraft Foods, Inc.
2.625%, 5/8/13	160	162
144A 2.250%, 6/5/17(3)	195	200
144A 3.500%, 6/6/22(3)	285	293
144A 5.000%, 6/4/42(3)	385	408
Philip Morris International, Inc. 6.875%, 3/17/14	155	171
Sysco Corp. 2.600%, 6/12/22	350	349

		2,672

Energy—2.0%
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	30	31
Kinder Morgan Energy Partners LP 5.850%, 9/15/12	240	242
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	610	641
OGX Austria GmbH 144A 8.500%, 6/1/18(3)	560	501
Petrobras International Finance Co. 5.375%, 1/27/21	515	555
Petrohawk Energy Corp. 7.250%, 8/15/18	280	315
Petropower I Funding Trust 144A 7.360%, 2/15/14(3)(5)	42	43
Plains All American Pipeline LP / Plains All American Finance Corp. 3.650%, 6/1/22	365	373

2

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
5.150%, 6/1/42	$190	$201
Woodside Finance Ltd. 144A 4.600%, 5/10/21(3)	315	338

		3,240

Financials—13.2%
Ally Financial, Inc. 5.500%, 2/15/17	670	682
American Express Co. 7.250%, 5/20/14	455	505
Bank of America Corp.
5.750%, 8/15/16	595	619
5.625%, 7/1/20	495	530
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	330	395
Boston Properties LP 3.850%, 2/1/23	380	384
Capital One Financial Corp.
7.375%, 5/23/14	210	231
6.150%, 9/1/16	355	397
Chubb Corp. 6.375%, 3/29/67(2)	250	258
Citigroup, Inc. 5.000%, 9/15/14	935	959
CNA Financial Corp. 5.875%, 8/15/20	660	726
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	225	208
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(3)	253	314
Developers Diversified Realty Corp. 7.875%, 9/1/20	640	767
Digital Realty Trust LP 5.250%, 3/15/21	625	666
Duke Realty LP 5.950%, 2/15/17	545	603
E*Trade Financial Corp. 7.875%, 12/1/15	215	219
Felcor Lodging LP 6.750%, 6/1/19	560	576
Ford Motor Credit Co. LLC 5.000%, 5/15/18	580	618
General Electric Capital Corp.
1.875%, 9/16/13	630	637
4.650%, 10/17/21	85	94
Series A 7.125%, 12/15/49(2)	590	623
GFI Group, Inc. 8.375%, 7/19/18	870	735
Goldman Sachs Group, Inc. (The)
5.125%, 1/15/15	255	266
6.000%, 6/15/20	360	385
5.750%, 1/24/22	320	338
International Lease Finance Corp. 4.875%, 4/1/15	500	503
JPMorgan Chase & Co.
5.125%, 9/15/14	440	467
3.450%, 3/1/16	365	378
KeyCorp. 5.100%, 3/24/21	405	452
Lincoln National Corp. 4.200%, 3/15/22	530	530
MetLife, Inc. 5.000%, 6/15/15	435	478

	PAR VALUE	VALUE
Financials—(continued)
Morgan Stanley 5.550%, 4/27/17	$330	$334
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	130	130
Prudential Financial, Inc.
3.625%, 9/17/12	410	412
6.200%, 1/15/15	290	318
7.375%, 6/15/19	250	305
8.875%, 6/15/38(2)	360	428
QBE Capital Funding III Ltd. 144A 7.250%, 5/24/41(2)(3)	250	226
Regions Financial Corp.
4.875%, 4/26/13	520	528
5.750%, 6/15/15	520	546
Resona Bank Ltd. 144A 5.850%, 9/29/49(2)(3)(6)(7)	830	854
SunTrust Bank, Inc. 5.250%, 11/5/12	210	213
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(3)	590	605
Ventas Realty LP / Ventas Capital Corp. 4.250%, 3/1/22	180	181
Wells Fargo & Co.
3.676%, 6/15/16	310	330
4.600%, 4/1/21	270	301

		21,254

Health Care—2.0%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	635	657
Boston Scientific Corp. 6.000%, 1/15/20	305	364
Express Scripts Holding Co.
144A 2.100%, 2/12/15(3)	570	576
144A 2.650%, 2/15/17(3)	570	580
Gilead Sciences, Inc. 4.400%, 12/1/21	325	359
Kinetic Concepts, Inc. 144A 12.500%, 11/1/19(3)	635	581
Tenet Healthcare Corp. 6.250%, 11/1/18	170	181

		3,298

Industrials—1.8%
DynCorp International, Inc. 10.375%, 7/1/17	660	568
Hutchison Whampoa International ll Ltd. 144A 5.750%, 9/11/19(3)	250	283
Phillips 66
144A 4.300%, 4/1/22(3)	515	542
144A 5.875%, 5/1/42(3)	340	366
United Technologies Corp. 1.200%, 6/1/15	170	172

3

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
4.500%, 6/1/42	$545	$600
Weatherford International Ltd. 4.500%, 4/15/22	310	318

		2,849

Information Technology—1.0%
EarthLink, Inc. 8.875%, 5/15/19	640	627
Lender Processing Services, Inc. 8.125%, 7/1/16	550	576
Xerox Corp. 4.500%, 5/15/21	425	441

		1,644

Materials—1.6%
Vale Overseas Ltd. 4.375%, 1/11/22	330	336
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(3)	795	692
BHP Billiton Finance USA Ltd. 1.625%, 2/24/17	375	378
Dow Chemical Co. (The) 6.000%, 10/1/12	465	471
5.900%, 2/15/15	455	507
4.250%, 11/15/20	200	217

		2,601

Telecommunication Services—1.7%
AT&T, Inc.
4.450%, 5/15/21	250	283
3.875%, 8/15/21	425	463
CenturyLink, Inc. Series S, 6.450%, 6/15/21	495	516
Digicel Group Ltd. 144A 8.875%, 1/15/15(3)	600	609
GCI, Inc. 8.625%, 11/15/19	200	211
NII Capital Corp. 7.625%, 4/1/21	735	634

		2,716

Utilities—2.8%
Atmos Energy Corp. 6.350%, 6/15/17	305	362
Calpine Corp.
144A 7.875%, 7/31/20(3)	145	160
144A 7.500%, 2/15/21(3)	375	407
CMS Energy Corp.
2.750%, 5/15/14	155	157
6.250%, 2/1/20	545	608
Dominion Resources, Inc. 8.875%, 1/15/19	100	136
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	755	962
Energy Transfer Partners LP 5.200%, 2/1/22	60	64

	PAR VALUE	VALUE
Utilities—(continued)
6.500%, 2/1/42	$365	$392
Georgia Power Co. 6.000%, 11/1/13	190	203
Nevada Power Co. Series O 6.500%, 5/15/18	290	357
Virginia Electric & Power Co. Series A 5.400%, 1/15/16	545	624

		4,432

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $46,656)		48,995

LOAN AGREEMENTS(2)—1.3%
Consumer Discretionary—0.6%
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	470	475
Roundy’s Supermarkets, Inc. Tranche B, 5.750%, 2/13/19	299	300
Transtar Industries, Inc. Second Lien, 10.250%, 12/21/17	250	251

		1,026

Financials—0.2%
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	299	297

Materials—0.5%
Emerald Performance Materials LLC 6.750%, 5/18/18	275	274
Kronos Worldwide, Inc. 2.625%, 6/13/18	500	500

		774

TOTAL LOAN AGREEMENTS (Identified Cost $2,069)		2,097

	SHARES	VALUE
PREFERRED STOCK(2)—0.9%
Financials—0.9%
Citigroup Capital XIII 7.875%,	16,200	442
GMAC Capital Trust I Series 8.125%2	32,800	789
JPMorgan Chase & Co. 7.90%(2)	280,000	307

TOTAL PREFERRED STOCK (Identified Cost $1,505)		1,538

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $151,663)		159,483

4

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—10.0%
Money Market Mutual Funds—10.0%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	16,026,261	$16,026

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,026)		16,026

TOTAL INVESTMENTS—109.1% (Identified Cost $167,689)		175,509	(1)
Other assets and liabilities, net—(9.1)%		(14,670)

NET ASSETS—100.0%		$160,839

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GmbH	Limited liability company.
GNMA	Government National Mortgage Association (“Ginnie Mae”)
N.V.	Naamloze Vennootschap a public limited liability company (Netherlands).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $11,165 or 6.9% of net assets.

(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Illiquid security.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Amounts are less than $500.
(9)	All or a portion segregated as collateral for futures contracts and delayed delivery transaction.
(10)	This security has a delayed delivery settlement date.

At June 30, 2012, the Fund had entered into futures contracts as follows:

	Expiration Date	Number of Contracts	Value of Contracts When Opened	Market Value of Contracts	Unrealized Appreciation (Depreciation)
U.S. 10YR Note Futures	September-12	(10)	$(1,323)	$(1,334)	$(11)

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds and Notes	$48,995	$—	$48,979	$16
Foreign Government Securities	555	—	555	—
Loan Agreements	2,097	—	2,097	—
Mortgage-Backed Securities	53,113	—	53,113	—
Municipal Bonds	4,336	—	4,336	—
U.S. Government Securities	48,849	—	48,849	—
Equity Securities:
Preferred Stock	1,538	—	1,538	—
Short-Term Investments	16,026	16,026	—	—

Total Investments	$175,509	$16,026	159,467	$16

Other Financial Instruments Futures Contracts *	$(11)	$(11)	$—	$—

*	Valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2011:	$18
Accrued Discount/(Premium)	—	(c)
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—	(c)
Purchases	—
Sales(b)	(2)
Transfers Into Level 3 (a)	—
Transfers From Level 3 (a)	—

Balance as of June 30, 2012(d)	$16

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	Amount less than $500.
(d)

For further information regarding valuation of Level 3 fair valued securities please see the paragraph under Note 1A “Security Valuation” for a description of the valuation process in place and qualitative discussion about sensitive inputs used in Level 3 fair value measurements.

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—96.8%
Development Revenue—5.7%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$325
Ontario Redevelopment Financing Authority, (NATL Insured) 5.250%, 8/1/13	500	501
San Diego Redevelopment Agency, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	1,000	1,001
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	502
Santa Clara Redevelopment Agency, (NATL Insured) 5.000%, 6/1/22	1,000	1,026

		3,355

General Obligation—17.2%
Antelope Valley Union High School District, Series A (NATL Insured) 5.000%, 2/1/27	525	532
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	173
Gilroy Unified School District, (NATL, FGIC Insured) 5.000%, 8/1/27	500	515
Los Angeles Unified School District, 2002 Election Series C (AGM Insured) 5.000%, 7/1/24	500	568
Series A-1 (NATL Insured) 4.500%, 1/1/28	500	531
New Haven Unified School District, (AGC Insured) 0.000%, 8/1/33	1,500	511
Norwalk—La Mirada Unified School District, 2002 Election Series D (AGM Insured) 0.000%, 8/1/33	1,475	495
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	546
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,200	611
San Rafael City High School District, 2002 Election Series B (NATL, FGIC Insured) 0.000%, 8/1/26	1,000	545
State of California, 5.500%, 3/1/26	500	567
5.000%, 6/1/32	675	720
5.000%, 9/1/32	500	546

	PAR VALUE	VALUE
General Obligation—(continued)
5.000%, 11/1/32	$250	$268
4.500%, 10/1/36	500	505
5.000%, 12/1/37	250	264
6.000%, 4/1/38	250	290
Walnut Valley Unified School District, Series A (NATL Insured) 0.000%, 8/1/19	3,095	1,919

		10,106

General Revenue—18.6%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,600	1,852
City of Pomona, Certificates of Participation (AMBAC Insured) 5.500%, 6/1/28	1,000	1,041
Commonwealth of Puerto Rico Sales Tax Financing Corp., 5.000%, 8/1/46	500	529
Golden State Tobacco Securitization Corp., Series A-1 5.125%, 6/1/47	1,250	904
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	320	356
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	1,000	1,178
Sacramento Area Flood Control Agency, (BHAC Insured) 5.500%, 10/1/28	350	408
5.000%, 10/1/37	750	814
San Joaquin General Hospital Project, Certificates of Participation (NATL Insured) 5.250%, 9/1/12	100	100
South Bay Regional Public Communications Authority, Series B (ACA Insured) 4.750%, 1/1/31	535	501
State of California Public Works Board, Department of Health Services, Series B (XLCA Insured) 5.000%, 11/1/17	460	504
Department of General Services, Series A 6.125%, 4/1/29	500	581
Various Capital Projects, Series G-1 5.750%, 10/1/30	500	562
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	522
University of California, Department of Mental Health, Series A 5.500%, 6/1/16	1,000	1,079

		10,931

1

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Higher Education Revenue—7.3%
California Educational Facilities Authority, Stanford University, 5.250%, 4/1/40	$500	$702
Pomona Colllege, Series A 5.000%, 7/1/45	500	515
California State University, Series A (NATL, FGIC Insured) 5.000%, 11/1/26	250	259
Series A (NATL, FGIC Insured) 5.250%, 11/1/38	635	705
University of California, Series D (NATL, FGIC Insured) 5.000%, 5/15/28	500	540
Regents Medical, Series A 4.750%, 5/15/31	500	532
Series G (NATL, FGIC Insured) 4.750%, 5/15/35	525	543
Series B 4.750%, 5/15/38	500	507

		4,303

Medical Revenue—6.1%
California Health Facilities Financing Authority, Stanford Hospital and Clinics, Series A 5.000%, 11/15/13	125	133
Cedars-Sinai Medical Center, 5.000%, 11/15/34	500	521
Providence Health & Services, Series C 6.500%, 10/1/38	295	356
Kaiser Permanente, Series A 5.250%, 4/1/39	500	532
California Statewide Communities Development Authority, Kaiser Permanente, Series B 5.000%, 3/1/41	500	521
Sutter Health, Series B 5.625%, 8/15/42	1,000	1,006
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	500	548

		3,617

Natural Gas Revenue—1.3%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	750	784

Power Revenue—3.8%
Imperial Irrigation District, Series B 5.000%, 11/1/36	300	326
Northern California Power Agency, 5.000%, 7/1/32	200	224
Sacramento Municipal Utilities District Financing Authority, (NATL Insured) 4.750%, 7/1/26	500	524
5.000%, 8/15/26	500	580

	PAR VALUE	VALUE
Power Revenue—(continued)
Southern California Public Power Authority, Series 1, 5.000%, 7/1/28	$500	$569

		2,223

Pre-Refunded—20.1%
Butte-Glenn Community College District, Series A Pre-refunded 8/1/12 @ 101 (NATL Insured) 5.500%, 8/1/19	1,000	1,014
California Health Facilities Financing Authority, Providence Health & Services, Series C, Pre-refunded 10/1/18 @100 6.500%, 10/1/18	5	7
California Infrastructure & Economic Development Bank, Pre-refunded 7/1/26 @100 (AMBAC Insured) 5.125%, 7/1/37	500	664
Contra Costa County Home Mortgage, (GNMA Collateralized) 7.500%, 5/1/14(3)	500	565
Grossmont-Cuyamaca Community College District, Election of 2002 Series A Pre-refunded 8/1/13 @100 (NATL Insured) 5.000%, 8/1/19	210	220
Los Angeles Harbor Department, 7.600%, 10/1/18(3)	660	793
Metropolitan Water District of Southern California,
Series B-1 Pre-refunded 10/1/13 @ 100 (NATL, FGIC Insured) 5.000%, 10/1/36	860	911
Series B-1 Pre-refunded 10/1/13 @100 (NATL, FGIC Insured) 5.000%, 10/1/36	140	148
Northern California Power Agency, Series A Pre-refunded 7/1/21 @ 100 (AMBAC Insured) 7.500%, 7/1/23	195	271
Riverside County Single Family,
Series B (GNMA Collateralized) 8.625%, 5/1/16(3)	1,000	1,276
Series A (GNMA Collateralized) 7.800%, 5/1/21(3)	4,000	5,771
Stockton Housing Facility, Series A Pre-refunded 9/20/17 @ 100 (GNMA Collateralized) 5.600%, 3/20/28	185	186

		11,826

Transportation Revenue—5.9%
Alameda Corridor Transportation Authority, Series A (NATL Insured) 5.125%, 10/1/17	125	125
Bay Area Toll Authority,

2

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Transportation Revenue—(continued)
Series F-1 5.000%, 4/1/34	$500	$556
Series F-1 5.125%, 4/1/39	580	642
City of Long Beach Airport, Series A 5.000%, 6/1/30	200	219
Los Angeles International Airport, Series A 5.000%, 5/15/40	510	558
San Diego County Regional Airport Authority, Series A 5.000%, 7/1/40	250	267
Series B 5.000%, 7/1/40	500	535
San Francisco Municipal Transporation Agency 5.000%, 3/1/42	500	547

		3,449

Water & Sewer Revenue—10.8%
Alameda County Water District Financing Authority, 3.500%, 6/1/41	1,000	939
City of San Francisco Public Utilities Commission, Water Revenue
4.000%, 11/1/32	250	255
4.000%, 11/1/41	500	491
Delta Diablo Sanitation District, Certificates of Participation (NATL Insured) 0.000%, 12/1/16	1,070	981
East Bay Municipal Utility District, (NATL Insured) 5.000%, 6/1/35	500	543
El Dorado Irrigation District & El Dorado Water Agency, Certificates of Participation, Series A (NATL, FGIC Insured) 5.250%, 3/1/16	365	375
Irvine Ranch Water District, Certificates of Participation, 5.000%, 3/1/24	500	581
Orange County Sanitation District, Series A 3.000%, 2/1/31	750	713
Sacramento Suburban Water District, 5.000%, 11/1/25	250	299
Santa Margarita-Dana Point Authority, 5.125%, 8/1/38	600	644
Westlands Water District, Certificates of Participation (NATL Insured) 5.250%, 9/1/14	500	508

		6,329

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $53,049)		56,923

TOTAL LONG TERM INVESTMENTS—96.8% (Identified cost $53,049)		56,923

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.3%
Money Market Mutual Funds—3.3%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	1,950,641	$1,951

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,951)		1,951

TOTAL INVESTMENTS—100.1% (Identified Cost $55,000)		58,874	(1)
Other assets and liabilities, net—(0.1)%		(54)

NET ASSETS—100.0%		$58,820

Abbrevations

ACA	American Capital Access Financial Guarantee Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Assurance

Footnote Legend

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

At June 30, 2012, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 96%. At June 30, 2012, 62% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.Insurers with a concentration greater than 10% of net assets are as follows:NATL 23.0%, and GNMA 13.8%.

(3)	Escrowed to maturity.

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-exempt Bonds	$56,923	$—	$56,923
Equity Securities:
Short-Term Investments	1,951	1,951	—

Total Investments	$58,874	$1,951	$56,923

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Dynamic AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—123.5%
Consumer Discretionary Select Sector SPDR Fund	681,900	$29,854
Consumer Staples Select Sector SPDR Fund	859,000	29,867
Health Care Select Sector SPDR Fund	795,300	30,221
Industrial Select Sector SPDR Fund	841,900	30,031
Technology Select Sector SPDR Fund	1,043,300	29,995
Utilities Select Sector SPDR Fund	814,900	30,143

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $176,291)		180,111

TOTAL LONG TERM INVESTMENTS—123.5% (Identified cost $176,291)		180,111

SHORT-TERM INVESTMENTS—13.1%
Money Market Mutual Funds—13.1%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	19,073,922	19,074

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,074)		19,074

TOTAL INVESTMENTS—136.6% (Identified Cost $195,365)		199,185	(1)

SECURITIES SOLD SHORT—(16.6)% (Proceeds ($23,749))		(24,178)

Other assets and liabilities, net—(20.0)%		(29,195)

NET ASSETS—100.0%		$145,812

SECURITIES SOLD SHORT—16.6%
EXCHANGE-TRADED FUNDS SOLD SHORT—(16.6)%
Energy Select Sector SPDR Fund	109,600	(7,274)
Financial Select Sector SPDR Fund	541,500	(7,917)
iShares Dow Jones U.S. Energy Sector Index Fund	22,600	(867)
Materials Select Sector SPDR Fund	230,100	(8,120)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT— (16.6)% (Proceeds ($23,749))		(24,178)

TOTAL SECURITIES SOLD SHORT—(16.6)% (Proceeds ($23,749))		(24,178	)(1)

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at June 30, 2012 , see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$180,111	$180,111
Short-Term Investments	19,074	19,074

Total Investments	$199,185	$199,185

Securities Sold Short:
Exchange-Traded Funds Sold Short	$(24,178)	$(24,178)

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.0%
Industrials—0.0%
Rolls-Royce Holdings Holdings plc Class C (United Kingdom)(2)(3)	138,892,754	$217

Utilities—1.0%
AES Tiete S.A., 10.85% (Brazil)	750,915	10,693

TOTAL PREFERRED STOCK (Identified Cost $6,894)		10,910

COMMON STOCKS—96.5%
Consumer Discretionary—10.5%
Bureau Veritas SA (France)	261,562	23,217
DKSH Holding AG (Switzerland)(2)	158,500	8,684
Domino’s Pizza plc (United Kingdom)	1,770,227	14,264
Hermes International (France)	13,864	4,250
L’Occitane International SA (Hong Kong)	2,884,399	8,005
Nitori Co., Ltd. (Japan)	122,050	11,541
Paddy Power plc (Ireland)	273,655	17,833
Sands China Ltd. (Hong Kong)	5,603,338	18,026
Wynn Macau Ltd. (Hong Kong)	3,696,891	8,724

		114,544

Consumer Staples—45.1%
Anheuser-Busch InBev N.V. (Belgium)	427,102	33,132
British American Tobacco plc (United Kingdom)	1,517,211	77,024
Coca-Cola Amatil Ltd. (Australia)	1,035,835	14,235
Diageo plc (United Kingdom)	1,053,453	27,091
Hindustan Unilever Ltd. (India)	566,340	4,625
Imperial Tobacco Group plc (United Kingdom)	1,001,226	38,496
ITC Ltd. (India)	5,975,778	27,827
Lindt & Spruengli AG (Switzerland)(2)	5,724	17,670
Nestle India Ltd. (India)	121,598	9,897
Nestle S.A. Registered Shares (Switzerland)	718,535	42,810
Pernod-Ricard SA (France)	148,499	15,835
Philip Morris International, Inc. (United States)	853,672	74,491
SABMiller plc (United Kingdom)	811,977	32,491
Souza Cruz S.A. (Brazil)	576,727	8,379
Tesco plc (United Kingdom)	2,244,696	10,900
Unilever N.V. (Netherlands)	1,406,280	46,956
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	4,453,292	11,915

		493,774

	SHARES	VALUE
Energy—4.6%
Core Laboratories NV (Netherlands)	206,436	$23,926
Ecopetrol SA ADR (Colombia)	209,712	11,700
Royal Dutch Shell plc A Shares (United Kingdom)	427,330	14,387

		50,013

Financials—14.6%
Daito Trust Construction Co., Ltd. (Japan)	111,200	10,541
Housing Development Finance Corp. (India)	3,906,511	46,066
Housing Development Finance Corp. Bank Ltd. (India)	3,988,633	40,626
Housing Development Finance Corp. Bank Ltd. ADR (India)	53,138	1,732
HSBC Holdings plc (United Kingdom)	3,016,190	26,505
Standard Chartered plc (United Kingdom)	460,206	9,979
UBS AG Registered Shares (Switzerland)	2,044,764	23,805

		159,254

Health Care—9.4%
Cie Generale D’optique Essilor International SA (France)	190,807	17,700
GlaxoSmithKline plc (United Kingdom)	341,010	7,728
Novo Nordisk A/S Class B (Denmark)	274,472	39,641
Valeant Pharmaceuticals International, Inc. (Canada)(2)	852,363	38,235

		103,304

Industrials—2.4%
Bunzl plc (United Kingdom)	578,838	9,455
Rolls-Royce Holdings plc (United Kingdom)	1,269,909	17,065

		26,520

Information Technology—4.3%
Baidu, Inc. ADR (China)(2)	96,391	11,083
SAP AG (Germany)	380,558	22,416
Tata Consultancy Services Ltd. (India)	575,983	13,292

		46,791

Materials—4.6%
Fresnillo plc (United Kingdom)	683,996	15,608
Goldcorp, Inc. (Canada)	567,863	21,379
Newcrest Mining Ltd. (Australia)	579,484	13,485

		50,472

1

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—1.0%
Companhia Energetica de Minas Gerais S.A. ADR (Brazil)	603,026	$11,108

TOTAL COMMON STOCKS (Identified Cost $815,257)		1,055,780

TOTAL LONG TERM INVESTMENTS—97.5% (Identified cost $822,151)		1,066,690

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	15,043,642	15,044

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $15,044)		15,044

TOTAL INVESTMENTS—98.9% (Identified Cost $837,195)		1,081,734	(1)
Other assets and liabilities, net—1.1%		12,143

NET ASSETS—100.0%		$1,093,877

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
N.V.	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
S.A.	Sociedad Anonima (Spanish Corporation)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	28%
India	13
Switzerland	9
United States	8
Netherlands	7
France	6
Canada	5
Other	24

Total	100%

†	% of total investments as of June 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Preferred Stock	$10,910	$10,693	$—	$217
Common Stocks	1,055,780	828,890	226,890	—
Short-Term Investments	15,044	15,044	—	—

Total Investments(1)	$1,081,734	$854,627	$226,890	$217

(1)	Securities held by the Fund with an end of period value of $483,605 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2011:
	$—
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(7)
Purchases	224
Sales(b)	—
Transfers Into Level 3 (a)	—
Transfers From Level 3 (a)	—

Balance as of June 30, 2012	$217	(c)

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	Includes internally fair valued security.

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—91.5%
Consumer Staples—5.5%
Andersons, Inc. (The) (United States)	11,181	$477
BRF—Brasil Foods SA ADR (Brazil)(2)	8,099	123
S&W Seed Co. (United States)(2)	7,542	40
Tyson Foods, Inc. Class A (United States)	16,999	320

		960

Energy—26.3%
Athabasca Oil Corp. (Canada)(2)	18,217	200
Baytex Energy Corp. (Canada)	3,958	167
Cenovus Energy, Inc. (Canada)	14,593	464
Core Laboratories NV (Netherlands)	2,628	305
Ensco plc (United Kingdom)	7,652	359
FX Energy, Inc. (United States)(2)	34,577	206
MEG Energy Corp. (Canada)(2)	8,605	308
National Oilwell Varco, Inc. (United States)	2,917	188
Newfield Exploration Co. (United States)(2)	4,934	145
OYO Geospace Corp. (United States)(2)	3,834	345
Penn West Petroleum Ltd. (Canada)	12,479	167
Seadrill Ltd. (Bermuda)	20,105	714
Superior Energy Services, Inc. (United States)(2)	7,350	149
Tesoro Corp. (United States)(2)	7,321	183
Tidewater, Inc. (United States)	3,547	164
Valero Energy Corp. (United States)	22,475	543

		4,607

Industrials—8.9%
AGCO Corp. (United States)(2)	3,958	181
Deere & Co. (United States)	5,523	447
Kubota Corp. ADR (Japan)	5,753	265
Lindsay Corp. (United States)	3,656	237
Raven Industries, Inc. (United States)	5,051	352
Rocky Mountain Dealerships, Inc. (Canada)	6,799	71

		1,553

Materials—50.8%
Agrium, Inc. (Canada)	3,119	276
Alamos Gold, Inc. (Canada)	12,638	197
Allied Nevada Gold Corp. (United States)(2)	6,888	195
Barrick Gold Corp. (Canada)	7,827	294
BHP Billiton Ltd. Sponsored ADR (Australia)	12,615	824
CF Industries Holdings, Inc. (United States)	3,963	768
Detour Gold Corp. (Canada)(2)	13,151	265
Du Pont (E.I.) de Nemours & Co. (United States)	4,698	238

	SHARES	VALUE
Materials—(continued)
Eldorado Gold Corp. (Canada)	22,445	$277
Franco-Nevada Corp. (Canada)	14,358	649
Goldcorp, Inc. (Canada)	17,059	641
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	107,524	320
Major Drilling Group International (Canada)	42,924	496
Monsanto Co. (United States)	5,920	490
New Gold, Inc. (Canada)(2)	59,664	567
Perseus Mining Ltd. (Australia)(2)	87,972	223
Potash Corp. of Saskatchewan, Inc. (Canada)	9,460	413
Royal Gold, Inc. (United States)	9,611	753
Sociedad Quimica y Minera de Chile SA
Sponsored ADR (Chile)	3,900	217
Syngenta AG ADR (Switzerland)	7,155	490
Tahoe Resources, Inc. (Canada)(2)	21,062	291

		8,884

TOTAL COMMON STOCKS (Identified Cost $16,126)		16,004

EXCHANGE-TRADED FUNDS—4.2%
PowerShares DB Gold Fund (United States)(2)	13,350	737

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $699)		737

TOTAL LONG TERM INVESTMENTS—95.7% (Identified cost $16,825)		16,741

SHORT-TERM INVESTMENTS—2.3%
Money Market Mutual Funds—2.3%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	407,354	407

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $407)		407

TOTAL INVESTMENTS—98.0% (Identified Cost $17,232)		17,148	(1)
Other assets and liabilities, net—1.9%		341

NET ASSETS—100.0%		$17,489

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders.
plc	Public Limited Co.
S.A.	Sociedad Anonima or Sociedade Anonima .

1

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	44%
Canada	34
Australia	6
Bermuda	4
Switzerland	3
Mexico	2
United Kingdom	2
Other	5

Total	100%

†	% of total investments as of June 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$16,004	15,781	$223
Exchange-Traded Funds	737	737	—
Short-Term Investments	407	407	—

Total Investments	$17,148	$16,925	$223

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Global Infrastructure Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.7%
Consumer Discretionary—2.2%
Eutelsat Communications SA (France)	20,490	$629
SES SA (Luxembourg)	47,740	1,126

		1,755

Energy—22.2%
Enbridge, Inc. (Canada)	143,280	5,720
Spectra Energy Corp. (United States)	134,820	3,918
TransCanada Corp. (Canada)	88,350	3,702
Williams Cos., Inc. (The) (United States)	140,750	4,056

		17,396

Financials—3.0%
American Tower Corp. (United States)	33,630	2,351

Industrials—13.1%
Abertis Infraestructuras S.A. (Spain)	82,640	1,113
Atlantia SpA (Italy)	93,431	1,188
Ferrovial SA (Spain)	68,790	774
Flughafen Zuerich AG (Switzerland)	2,322	815
Fraport AG Frankfurt Airport Services Worldwide (Germany)	20,030	1,075
Koninklijke Vopak N.V. (Netherlands)	34,510	2,208
Transurban Group (Australia)	400,220	2,338
Vinci SA (France)	16,670	776

		10,287

Telecommunication Services—23.8%
AT&T, Inc. (United States)	116,770	4,164
BCE, Inc. (Canada)	18,400	758
BT Group plc (United Kingdom)	253,500	839
Crown Castle International Corp. (United States)(2)	35,490	2,082
Nippon Telegraph & Telephone Corp. ADR (Japan)	32,010	741
Singapore Telecommunications Ltd. (Singapore)	525,400	1,376
Telefonica S.A. Sponsored ADR (Spain)	56,840	745
TELUS Corp. (Canada)	26,230	1,563
Verizon Communications, Inc. (United States)	44,020	1,956
Vodafone Group plc Sponsored ADR (United Kingdom)	125,710	3,542
Windstream Corp. (United States)	90,330	873

		18,639

	SHARES	VALUE
Utilities—31.4%
Allete, Inc. (United States)	13,280	$555
APA Group (Australia)	155,250	797
CenterPoint Energy, Inc. (United States)	48,230	997
Centrica plc (United Kingdom)	134,310	669
CMS Energy Corp. (United States)	44,960	1,057
Dominion Resources, Inc. (United States)	25,220	1,362
DTE Energy Co. (United States)	13,120	779
E.ON AG (Germany)	22,840	491
FirstEnergy Corp. (United States)	16,920	832
ITC Holdings Corp. (United States)	15,560	1,072
National Grid plc (United Kingdom)	92,670	980
NextEra Energy, Inc. (United States)	21,290	1,465
NiSource, Inc. (United States)	41,590	1,029
Northeast Utilities (United States)	20,200	784
Northwest Natural Gas Co. (United States)	14,860	707
NV Energy, Inc. (United States)	50,610	890
ONEOK, Inc. (United States)	26,000	1,100
Public Service Enterprise Group, Inc. (United
States)	28,630	931
Questar Corp. (United States)	24,380	509
Sempra Energy (United States)	23,250	1,602
SevernTrent plc (United Kingdom)	37,405	968
Southern Co. (The) (United States)	24,890	1,152
Terna Rete Elettrica Nazionale S.p.A. (Italy)	192,320	692
United Utilities Group plc (United Kingdom)	75,500	798
Wisconsin Energy Corp. (United States)	35,980	1,424
XCEL Energy, Inc. (United States)	34,400	977

		24,619

TOTAL COMMON STOCKS (Identified Cost $59,140)		75,047

TOTAL LONG TERM INVESTMENTS—95.7% (Identified cost $59,140)		75,047

SHORT-TERM INVESTMENTS—3.3%
Money Market Mutual Funds—3.3%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	2,577,250	2,577

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,577)		2,577

1

Virtus Global Infrastructure Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.0% (Identified Cost $61,717)	77,624	(1)
Other assets and liabilities, net—1.0%	808

NET ASSETS—100.0%	$78,432

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
plc	Public Limited Co.
S.A.	Sociedad Anonima (Spanish Corporation) or Sociedade Anonima (Portuguese Corporation).
S.p.A.	Società delle azione unite (Joint Stock Corp. Italy).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3
Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Global Infrastructure Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	53%
Canada	15
United Kingdom	10
Australia	4
Italy	3
Netherlands	3
Spain	3
Other	9

Total	100%

†	% of total investments as of June 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks (1)	$75,047	70,536	$4,511
Short-Term Investments	2,577	2,577	—

Total Investments	$77,624	$73,113	$4,511

There are no Level 3 (significant unobservable inputs) priced securities.

(1)	Securities held by the Fund with an end of period value of $13,821 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.5%
Consumer Discretionary—16.2%
Amazon.com, Inc. (United States)(2)	15,296	$3,493
Bureau Veritas SA (France)	16,100	1,429
Chipotle Mexican Grill, Inc. (United States)(2)	2,300	874
Las Vegas Sands Corp. (United States)	35,242	1,533
McDonald’s Corp. (United States)	36,482	3,230
Norstar Founders Group Ltd. (Cayman Islands)(2)(3)(4)	272,000	0
Paddy Power plc (Ireland)	15,441	1,006
Sands China Ltd. (Hong Kong)	446,755	1,437
Starbucks Corp. (United States)	18,500	986
Wynn Macau Ltd. (Hong Kong)	240,568	568

		14,556

Consumer Staples—33.6%
Altria Group, Inc. (United States)	44,515	1,538
Anheuser-Busch InBev N.V. (Belgium)	22,229	1,724
British American Tobacco plc (United Kingdom)	95,491	4,848
Casey’s General Stores, Inc. (United States)	17,125	1,010
Coca-Cola Co. (The) (United States)	61,617	4,818
Hindustan Unilever Ltd. (India)	52,697	430
Imperial Tobacco Group plc (United Kingdom)	54,323	2,089
ITC Ltd. (India)	508,122	2,366
Mead Johnson Nutrition Co. (United States)	18,166	1,463
Nestle S.A. Registered Shares (Switzerland)	35,465	2,113
Philip Morris International, Inc. (United States)	62,195	5,427
Unilever N.V. (Netherlands)	73,314	2,448

		30,274

Energy—1.2%
Core Laboratories NV (Netherlands)	9,232	1,070

Financials—19.5%
Berkshire Hathaway, Inc. Class B (United States)(2)	19,977	1,665
Citigroup, Inc. (United States)	87,136	2,388
Housing Development Finance Corp. (India)	303,318	3,577
Housing Development Finance Corp. Bank Ltd. (India)	214,545	2,185
Housing Development Finance Corp. Bank Ltd. ADR (India)	42,672	1,391
HSBC Holdings plc (United Kingdom)	127,419	1,120
JPMorgan Chase & Co. (United States)	69,360	2,478
UBS AG Registered Shares (Switzerland)	93,214	1,085

	SHARES	VALUE
Financials—(continued)
Wells Fargo & Co. (United States)	48,443	$1,620

		17,509

Health Care—5.4%
Novo Nordisk A/S Class B (Denmark)	10,588	1,529
Perrigo Co. (United States)	5,313	627
Valeant Pharmaceuticals International, Inc. (Canada)(2)	59,790	2,682

		4,838

Information Technology—16.6%
Apple, Inc. (United States)(2)	5,188	3,030
Baidu, Inc. ADR (China)(2)	6,149	707
Cognizant Technology Solutions Corp. Class A (United States)(2)	38,752	2,325
FactSet Research Systems, Inc. (United States)	9,175	853
MasterCard, Inc. Class A (United States)	10,658	4,584
SAP AG (Germany)	17,296	1,019
Visa, Inc. Class A (United States)	19,959	2,467

		14,985

Materials—4.0%
Fresnillo plc (United Kingdom)	51,474	1,174
Goldcorp, Inc. (Canada)	35,663	1,343
Newcrest Mining Ltd. (Australia)	45,200	1,052

		3,569

TOTAL COMMON STOCKS (Identified Cost $73,164)		86,801

TOTAL LONG TERM INVESTMENTS—96.5% (Identified cost $73,164)		86,801

SHORT-TERM INVESTMENTS—3.6%
Money Market Mutual Funds—3.6%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	3,281,493	3,281

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,281)		3,281

TOTAL INVESTMENTS—100.1% (Identified Cost $76,445)		90,082	(1)
Other assets and liabilities, net—(0.1)%		(105)

NET ASSETS—100.0%		$89,977

Abbreviations:

ADR American Depositary Receipt

1

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

AG Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
plc Public Limited Co.

Footnote Legend:

(1) Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2) Non-income producing.

(3)        Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(4) Illiquid security.

2

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	55%
India	11
United Kingdom	10
Canada	5
Netherlands	4
Switzerland	4
Hong Kong	2
Other	9

Total	100%

†	% of total investments as of June 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks (2)	$86,801	$75,186	$11,615	$0	(1)
Short-Term Investments	3,281	3,281	—	—

Total Investments	$90,082	$78,467	$11,615	$0	(1)

(1)	Level 3 security internally fair valued at zero at the beginning and end of period.
(2)	Securities held by the Fund with an end of period value of $17,355 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

Virtus Global Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.8%
Consumer Discretionary Select Sector SPDR Fund	152,760	$6,688
Consumer Staples Select Sector SPDR Fund	191,748	6,667
Health Care Select Sector SPDR Fund	177,660	6,751
Industrial Select Sector SPDR Fund	188,590	6,727
iShares MSCI EAFE® Index Fund	266,890	13,334
iShares MSCI Emerging Markets Index Fund	343,500	13,462
Technology Select Sector SPDR Fund	233,220	6,705
Utilities Select Sector SPDR Fund	182,350	6,745

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $62,895)		67,079

TOTAL LONG TERM INVESTMENTS—99.8% (Identified cost $62,895)		67,079

TOTAL INVESTMENTS—99.8% (Identified Cost $62,895)		67,079	(1)
Other assets and liabilities, net—0.2%		150

NET ASSETS—100.0%		$67,229

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$67,079	$67,079

Total Investments	$67,079	$67,079

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.4%
Australia—8.2%
BGP Holdings plc(2)(3)(4)	13,566	$0
CFS Retail Property Trust	61,700	123
Dexus Property Group	217,440	208
GPT Group(2)	42,000	142
Westfield Group	69,150	677
Westfield Retail Trust	80,450	236

		1,386

Canada—6.1%
Allied Properties Real Estate Investment Trust	4,910	140
Brookfield Properties, Inc.	14,370	251
Canadian Real Estate Investment Trust	3,550	142
Cominar Real Estate Investment Trust	5,245	124
First Capital Realty, Inc.	5,670	102
RioCan Real Estate Investment Trust	10,362	282

		1,041

Finland—0.3%
Citycon Oyj	19,000	54

France—4.4%
Fonciere Des Regions	1,204	86
Klepierre	4,920	161
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	455	43
Unibail-Rodamco	2,488	457

		747

Germany—0.8%
GSW Immobilien AG	4,164	142

Hong Kong—3.4%
Hongkong Land Holdings Ltd.	49,900	285
Link (The)	70,504	289

		574

Italy—0.2%
Beni Stabili SpA	75,478	33

Japan—2.7%
AEON Mall Co., Ltd.	7,270	155
Japan Prime Realty Investment Corp.	22	62
Japan Real Estate Investment Corp.	10	92

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	15	$145

		454

Netherlands—1.7%
Corio N.V.	3,715	163
Eurocommercial Properties N.V.	3,565	123

		286

Norway—0.5%
Norwegian Property ASA	63,975	87

Singapore—3.1%
CapitaCommercial Trust	35,000	35
CapitaMall Trust	62,450	95
CapitaRetail China Trust	98,275	102
Global Logistic Properties Ltd.(2)	112,500	187
Mapletree Logistics Trust	137,545	107

		526

Sweden—1.1%
Castellum AB	9,040	109
Fabege AB	10,000	78

		187

Switzerland—0.3%
PSP Swiss Property AG(2)	565	50

United Kingdom—6.7%
Big Yellow Group plc	29,825	136
British Land Co. plc	21,800	174
Derwent London plc	3,010	87
Great Portland Estates plc	8,671	53
Hammerson plc	28,220	196
Land Securities Group plc	25,131	291
Safestore Holdings plc	48,726	78
SEGRO plc	34,390	117

		1,132

United States—54.9%
Alexandria Real Estate Equities, Inc.	681	50
Apartment Investment & Management Co. Class A	2,300	62
AvalonBay Communities, Inc.	3,145	445
BioMed Realty Trust, Inc.	9,688	181
Boston Properties, Inc.	4,128	447
BRE Properties, Inc.	2,566	128

1

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
Camden Property Trust	3,910	$265
Campus Crest Communities, Inc.	884	9
CubeSmart	5,387	63
DCT Industrial Trust, Inc.	18,800	118
DDR Corp.	9,684	142
Digital Realty Trust, Inc.	2,485	187
Duke Realty Corp.	8,630	126
EastGroup Properties, Inc.	1,700	91
Equity Lifestyle Properties, Inc.	1,923	133
Equity Residential	8,794	548
Essex Property Trust, Inc.	1,719	265
Extra Space Storage, Inc.	11,299	346
General Growth Properties, Inc.	14,319	259
HCP, Inc.	7,279	321
Health Care REIT, Inc.	5,585	326
Host Hotels & Resorts, Inc.	17,808	282
Kilroy Realty Corp.	6,954	337
Kimco Realty Corp.	5,685	108
LaSalle Hotel Properties	6,115	178
Macerich Co. (The)	2,573	152
Prologis, Inc.	6,931	230
Public Storage	3,760	543
Regency Centers Corp.	1,020	48
Simon Property Group, Inc.	7,961	1,239
SL Green Realty Corp.	2,731	219
Taubman Centers, Inc.	4,905	378
UDR, Inc.	6,973	180
Ventas, Inc.	8,622	544
Vornado Realty Trust	2,975	250
Weingarten Realty Investors	4,970	131

		9,331

TOTAL COMMON STOCKS (Identified Cost $13,944)		16,030

TOTAL LONG TERM INVESTMENTS—94.4% (Identified cost $13,944)		16,030

SHORT-TERM INVESTMENTS—4.4%
Money Market Mutual Funds—4.4%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	743,495	743

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $743)		743

TOTAL INVESTMENTS—98.8% (Identified Cost $14,687)		16,773	(1)
Other assets and liabilities, net—1.2%		204

NET ASSETS—100.0%		$16,977

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders).
ASA	Allmennaksjeselskap a public limited company.
plc	Public Limited Co.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	60%
Australia	8
United Kingdom	7
Canada	6
France	5
Hong Kong	3
Singapore	3
Other	8

Total	100%

† % of total investments as of June 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks(2)	$16,030	$13,375	$2,655	$0	(1)
Short-Term Investments	743	743	—	—

Total Investments	$16,773	$14,118	$2,655	$0	(1)

(1)	Level 3 security valued at zero at the beginning and end of period.
(2)	Securities held by the Fund with an end of period value of $2,595 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.7%
Consumer Discretionary—16.2%
BEC World plc (Thailand)	38,400	$61
Genting Bhd (Malaysia)	33,900	101
Genting Malaysia Bhd (Malaysia)	117,200	134
Jollibee Foods Corp. (Philippines)	18,500	46
Jubilant Foodworks Ltd. (India)(2)	6,400	135
Kangwon Land, Inc. (South Korea)	2,260	48
L’Occitane International SA (Hong Kong)	57,159	159
Parkson Retail Asia Ltd. (Singapore)(2)	29,600	33
SA SA International Holdings Ltd (Cayman Islands)	125,425	79
Sands China Ltd. (Hong Kong)	52,164	168
Super Retail Group Ltd. (Australia)	14,320	106
Television Broadcasts Ltd. (Hong Kong)	5,700	40
Titan Industries Ltd. (India)	12,300	49
Wynn Macau Ltd. (Hong Kong)	60,503	143

		1,302

Consumer Staples—38.8%
British American Tobacco Bangldesh Co., Ltd. (Bangladesh)	20,050	147
British American Tobacco Bhd (Malaysia)	3,300	59
Ceylon Tobacco Co., plc (Sri Lanka)	17,200	86
Coca-Cola Amatil Ltd. (Australia)	11,545	159
Colgate Palmolive India Ltd. (India)	3,400	73
Dabur India Ltd. (India)	34,553	71
Dairy Farm International Holdings Ltd. (Hong Kong)	8,850	94
Emami Ltd. (India)(2)	11,950	107
GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,300	64
Gudang Garam tbk PT (Indonesia)	11,957	79
Guinness Anchor Bhd (Malaysia)	42,935	181
Hengan International Group Co., Ltd. (China)	9,413	92
Hindustan Unilever Ltd. (India)	21,505	176
ITC Ltd. (India)	79,087	368
LG Household & Health Care Ltd. (South Korea)	324	175
Marico Bangladesh Ltd. (Bangladesh)	20,750	97
Nestle India Ltd. (India)	2,730	222
Nestle Malaysia Bhd (Malaysia)	7,800	142
Nestle Pakistan Ltd. (Pakistan)	2,214	94
Orion Corp. (South Korea)	88	73
Pakistan Tobacco Co., Ltd. (Pakistan)	86,838	49

	SHARES	VALUE
Consumer Staples—(continued)
Puregold Price Club, Inc. (Philippines)	126,600	$82
Tsingtao Brewery Co., Ltd. (China)	23,283	133
Unilever Indonesia tbk PT (Indonesia)	52,897	130
Unilever Pakistan Ltd. (Pakistan)	1,539	115
Want Want China Holdings Ltd. (China)	41,365	51

		3,119

Financials—15.6%
Axis Bank Ltd. (India)	4,400	80
Bangkok Bank plc (Thailand)	15,600	103
Commercial Bank of Ceylon plc (Sri Lanka)	40,180	30
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)	70,000	71
Global Logistic Properties Ltd. (Singapore)(2)	63,800	106
Housing Development Finance Corp. (India)	29,759	351
Housing Development Finance Corp. Bank Ltd. (India)	33,355	340
Jammu & Kashmir Bank Ltd. (India)(2)	3,300	59
Public Bank Bhd (Malaysia)	26,400	115

		1,255

Health Care—3.9%
Cipla Ltd. (India)	14,501	83
GlaxoSmithKline Pharmaceuticals Ltd (India)	1,100	40
Kalbe Farma tbk PT (Indonesia)	125,000	50
Lupin Ltd. (India)	6,300	61
Sun Pharmaceutical Industries Ltd. (India)	7,086	81

		315

Industrials—7.8%
Jardine Matheson Holdings Ltd. (Hong Kong)	1,718	83
Jardine Strategic Holdings Ltd (Bermuda)	1,906	58
Jasa Marga tbk PT (Indonesia)	113,100	65
Keells (John) Holdings plc (Sri Lanka)	119,333	164
S1 Corp. (South Korea)	790	40
SM Investments Corp. (Philippines)	3,670	64
Taiwan Secom Co., Ltd. (Taiwan)	36,246	79
UGL Ltd. (Australia)	5,800	74

		627

Information Technology—4.6%
Baidu, Inc. ADR (China)(2)	2,285	263
Tata Consultancy Services Ltd. (India)	4,800	111

		374

1

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—3.6%
Asian Paints Ltd. (India)	1,200	$84
Newcrest Mining Ltd. (Australia)	6,033	140
Semen Gresik (Persero) tbk PT (Indonesia)	52,786	64

		288

Telecommunication Services—2.0%
China Mobile Ltd. (China)	14,600	160

Utilities—5.2%
CLP Holdings Ltd. (Hong Kong)	4,200	36
Power Assets Holdings Ltd. (Hong Kong)	43,829	329
Power Grid Corp. of India Ltd. (India)(2)	27,700	56

		421

TOTAL COMMON STOCKS (Identified Cost $6,595)		7,861

TOTAL LONG TERM INVESTMENTS—97.7% (Identified cost $6,595)		7,861

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	84,850	85

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $85)		85

TOTAL INVESTMENTS—98.8% (Identified Cost $6,680)		7,946	(1)
Other assets and liabilities, net—1.2%		93

NET ASSETS—100.0%		$8,039

Abbreviations:

ADR	American Depositary Receipt
Bhd	Private company (Malaysia)
plc	Public Limited Co.
tbk PT	Perseroan Terbuka. Limited liability company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3

Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

2

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
India	33%
Hong Kong	13
China	9
Malaysia	9
Australia	6
Indonesia	5
South Korea	4
Other	21

Total	100%

†	% of total investments as of June 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks(1)	$7,861	$1,015	$6,846
Short-Term Investments	85	85	—

Total Investments	$7,946	$1,100	$6,846

There are no Level 3 (significant unobservable inputs) priced securities.
(1)

Securities held by the Fund with an end of period value of $457 transferred from Level 1 to Level 2 and value of $115 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.0%
Industrials—0.0%
Rolls-Royce Holdings Holdings plc Class C(2)(3)	821,076	$1

TOTAL PREFERRED STOCK (Identified Cost $1)		1

COMMON STOCKS—99.4%
Consumer Discretionary—15.7%
Bureau Veritas SA (France)	3,035	269
Compagnie Financiere Richemont SA (Switzerland)	475	26
DKSH Holding AG (Switzerland)(2)	1,325	73
Domino’s Pizza plc (United Kingdom)	17,632	142
Luxottica Group SpA (Italy)	3,350	117
Paddy Power plc (Ireland)	2,346	153
Pearson plc (United Kingdom)	6,477	128

		908

Consumer Staples—37.6%
Anheuser-Busch InBev N.V. (Belgium)	3,766	292
British American Tobacco plc (United Kingdom)	5,548	282
Diageo plc (United Kingdom)	7,502	193
Groupe Danone S.A. (France)	2,098	130
Imperial Tobacco Group plc (United Kingdom)	2,737	105
L’Oreal S.A. (France)	750	88
Lindt & Spruengli AG (Switzerland)	13	40
Nestle S.A. Registered Shares (Switzerland)	3,409	203
Pernod-Ricard S.A. (France)	835	89
Philip Morris International, Inc. (United States)	3,219	281
SABMiller plc (United Kingdom)	3,521	141
Tesco plc (United Kingdom)	10,102	49
Unilever N.V. (Netherlands)	8,457	282

		2,175

Energy—3.3%
BG Group plc (United Kingdom)	4,242	86
Core Laboratories N.V. (Netherlands)	418	49
Royal Dutch Shell plc A Shares (United Kingdom)	1,734	58

		193

Financials—9.6%
Deutsche Boerse AG (Germany)	1,481	80
HSBC Holdings plc (United Kingdom)	18,175	160

	SHARES	VALUE
Financials—(continued)
Reinet Investments SCA (Luxembourg)(2)	4,785	$87
Standard Chartered plc (United Kingdom)	2,675	58
UBS AG Registered Shares (Switzerland)	14,796	172

		557

Health Care—8.8%
Cie Generale D’optique Essilor International SA (France)	941	87
Fresenius Medical Care AG & Co. KGaA (Germany)	1,639	116
GlaxoSmithKline plc (United Kingdom)	1,729	39
Novartis AG Registered Shares (Switzerland)	1,604	90
Novo Nordisk A/S Class B (Denmark)	1,214	175

		507

Industrials—13.2%
Andritz AG (Austria)	1,667	86
Brenntag AG (Germany)	700	77
Bunzl plc (United Kingdom)	3,626	59
Indutrade AB (Sweden)	3,118	86
Kuehne & Nagel International AG (Switzerland)	782	83
Orkla ASA (Norway)	8,000	58
Prosegur Cia de Seguridad SA (Spain)	1,101	56
Rolls-Royce Holdings plc (United Kingdom)	7,621	102
SGS SA (Switzerland)	85	159

		766

Information Technology—7.2%
Accenture plc Class A (Ireland)	3,112	187
Domino Printing Sciences plc (United Kingdom)	9,761	83
SAP AG (Germany)	2,494	147

		417

Materials—4.0%
Air Liquide SA (France)	836	95
Fresnillo plc (United Kingdom)	4,711	108
Novozymes A/S Class B (Denmark)	1,100	28

		231

TOTAL COMMON STOCKS (Identified Cost $4,428)		5,754

TOTAL LONG TERM INVESTMENTS—99.4% (Identified cost $4,429)		5,755

1

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Dreyfus Cash Management Fund—Institutional
Shares (seven-day effective yield 0.080%)	54,530	$55

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $55)		55

TOTAL INVESTMENTS—100.4% (Identified Cost $4,484)		5,810	(1)

Other assets and liabilities, net—(0.4)%		(21)

NET ASSETS—100.0%		$5,789

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap a public limited company.
KGaA	Kommanditgesellschaft Auf Aktien a limited partnership on shares.
N.V.	Naamloze Vennootschap a public limited liability company.
plc	Public Limited Co.
S.A.	Sociedad Anonima or Sociedade Anonima.
S.C.A.	Société en commandite par actions. Luxembourg partnership limited by shares.
S.p.A.	Società delle azione unite Joint Stock Corp.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3

Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	31%
Switzerland	14
France	13
Germany	7
Ireland	6
Netherlands	6
United States	6
Other	17

Total	100%

†	% of total investments as of June 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Preferred Stock (2)	$1	$—	$1
Common Stocks (1)	5,754	5,754	—
Short-Term Investments	55	55	—

Total Investments	$5,810	$5,809	$1

There are no Level 2 (significant observable inputs) priced securities.
(1)	Securities held by the Fund with an end of period value of $4,162 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.
(2)	Level 3 Preferred Stock internally fair valued at zero at the end of the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Preferred Stock
Balance as of September 30, 2011:	$—
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—	(c)
Purchases	1
Sales(b)	—
Transfers Into Level 3 (a)	—
Transfers From Level 3 (a)	—

Balance as of June 30, 2012	$1

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	Amount less than $500.

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—3.8%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	$170		$147
Federative Republic of Brazil 8.500%, 1/5/24	1,885	BRL	1,023
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	1,480	SEK	236
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(2)	235		186
PIK Interest Capitalization 8.280%, 12/31/33	405		267
Republic of Hungary 4.750%, 2/3/15	250		241
Republic of Iceland 144A 5.875%, 5/11/22(2)	275		267
Republic of South Africa Series R206 7.500%, 1/15/14	3,720	ZAR	470
Republic of Turkey 9.000%, 3/5/14	625	TRY	349
United Mexican States Series M, 6.000%, 6/18/15	6,275	MXN	487

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,751)			3,673

MORTGAGE-BACKED SECURITIES—2.6%

Non-Agency—2.6%
JPMorgan Chase & Co. 06-A4, 3A1 5.518%, 6/25/36(3)	556		474
Countrywide Alternative Loan Trust 06-13T1, A5 6.000%, 5/25/36	340		235
GMAC Mortgage Corp. Loan Trust 05-AR6, 2A1 3.071%, 11/19/35(3)	558		404
Goldman Sachs Mortgage Pass-Through Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(2)	244		248
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(2)	318		331
Morgan Stanley Mortgage Loan Trust 07-11AR, 2A3 2.791%, 6/25/37(3)	564		242
Royal Bank of Scotland Group Mortgage Pass- Through Certificates 07-B, 3A2 5.250%, 7/25/35(3)	172		164
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.769%, 1/25/37(3)	348		347

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,369)			2,445

ASSET-BACKED SECURITIES—0.8%
ABSC Long Beach Home Equity Loan Trust 00- LB1, M1F 8.240%, 3/21/29(3)	326		240

	PAR VALUE	VALUE
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32(3)	$245	$186
Residential Funding Mortgage Securities II, Inc. 06-H11, M1 6.010%, 2/25/36(3)	200	187
Terwin Mortgage Trust 04-15AL, A1 144A 5.813%, 7/25/34(2)(3)	157	139

TOTAL ASSET-BACKED SECURITIES (Identified Cost $752)		752

CORPORATE BONDS AND NOTES—79.7%
Consumer Discretionary—16.9%
Affinion Group, Inc. 11.500%, 10/15/15	1,025	879
Ameristar Casinos, Inc. 7.500%, 4/15/21	500	537
Boyd Gaming Corp. 144A 9.000%, 7/1/20(2)	500	504
Brown Shoe Co., Inc. 7.125%, 5/15/19	975	964
Cablevision Systems Corp. 8.000%, 4/15/20	430	467
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18	645	444
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(2)	1,105	1,196
Chrysler Group LLC / Chrysler Group, Inc. 8.250%, 6/15/21	200	207
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(2)	300	305
Dana Holding Corp. 6.750%, 2/15/21	730	792
Dish DBS Corp. 144A 4.625%, 7/15/17(2)	500	503
HD Supply, Inc. 144A 8.125%, 4/15/19(2)	500	541
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(2)	400	373
Landry’s, Inc. 144A 9.375%, 5/1/20(2)	150	153
Mediacom LLC (Mediacom Capital Corp.) 7.250%, 2/15/22	285	291
MGM Resorts International 7.500%, 6/1/16	710	738
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(2)	675	584
Northwest Airlines Pass-Through-Trust 01-1, B 7.691%, 4/1/17	349	359
Peninsula Gaming LLC / Peninsula Gaming Corp. 10.750%, 8/15/17	450	515
Rent-A-Center, Inc. 6.625%, 11/15/20	495	530
Sally Holdings LLC / Sally Capital, Inc. 5.750%, 6/1/22	100	105
Scientific Games International, Inc. 9.250%, 6/15/19	450	495
Seminole Indian Tribe of Florida 144A 7.750%, 10/1/17(2)	250	274

1

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(2)	$375	$388
Toys R Us Property Co. II LLC 8.500%, 12/1/17	250	262
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	355	362
11-1 A 7.125%, 10/22/23	438	464
UCI International, Inc. 8.625%, 2/15/19	480	485
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(5)(6)	180	181
Series BE-9 9.300%, 7/1/15(5)(6)	7	7
Series AW-0 9.300%, 7/1/15(5)(6)	1	1
Series BD-1 9.300%, 7/1/15(5)(6)	203	203
Unitymedia Hessen GmbH & Co. KG (Unitymedia NRW GmbH) 144A 8.125%, 12/1/17(2)	720	778
Univision Communications, Inc. 144A 7.875%, 11/1/20(2)	250	269
Valassis Communication, Inc. 6.625%, 2/1/21	885	863
Visteon Corp. 6.750%, 4/15/19	250	244

		16,263

Consumer Staples—1.3%
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 144A 7.875%, 8/15/19(2)	250	272
Rite Aid Corp. 9.500%, 6/15/17	350	360
Select Medical Holdings Corp. 6.494%, 9/15/15(3)	270	263
Yankee Candle Co. Holdings LLC / Yankee
Finance, Inc. Series B, 9.750%, 2/15/17	335	348

		1,243

Energy—11.4%
Atwood Oceanics, Inc. 6.500%, 2/1/20	375	394
Bill Barrett Corp. 7.625%, 10/1/19	250	251
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 144A 7.875%, 4/15/22(2)	295	296
Bumi Investment Pte Ltd. 144A 10.750%, 10/6/17(2)	300	299
Calumet Specialty Products Partners LP (Calumet Finance Corp.)
9.375%, 5/1/19(2)	230	232
144A 9.625%, 8/1/20(2)	200	204
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	230	242
Chesapeake Energy Corp. 6.775%, 3/15/19	510	498

	PAR VALUE	VALUE
Energy—(continued)
Cie Generale de Geophysique -Veritas 6.500%, 6/1/21	$235	$236
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	470	486
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/18	335	354
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	210	226
EP Energy LLC (EP Energy Finance, Inc.) 144A 9.375%, 5/1/20(2)	415	431
EV Energy Partners LP / EV Energy Finance Corp. 8.000%, 4/15/19	125	125
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(2)	172	166
Forest Oil Corp. 7.250%, 6/15/19	350	323
Frontier Oil Corp. 6.875%, 11/15/18	220	230
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(2)	400	405
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(2)	240	241
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	490	515
Lukoil International Finance BV 144A 7.250%, 11/5/19(2)	360	405
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	500	482
OGX Austria GmbH 144A 8.500%, 6/1/18(2)	750	671
Parker Drilling Co. 144A 9.125%, 4/1/18(2)	400	425
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	500	408
QEP Resources, Inc. 6.875%, 3/1/21	365	407
Quicksilver Resources, Inc. 7.125%, 4/1/16	400	310
SESI LLC 6.375%, 5/1/19	500	526
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(2)	560	561
TNK-BP Finance S.A. RegS 7.250%, 2/2/20(4)	345	387
Venoco, Inc. 11.500%, 10/1/17	180	190

		10,926

Financials—16.5%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(2)	520	515
Air Lease Corp. 144A 5.625%, 4/1/17(2)	755	747
Alfa Invest Ltd. RegS 7.875%, 9/25/17(4)	400	405
Ally Financial, Inc. 0.000%, 6/15/15	2,000	1,695

2

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp. ) 9.625%, 10/15/18	$275		$273
Antero Resources Finance Corp. 7.250%, 8/1/19	500		520
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.750%, 3/15/20	1,000		1,116
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(2)	250		253
Banco do Brasil SA 144A 9.250%, 10/15/49(2)	475		529
Bank of Georgia JSC 144A 7.750%, 7/5/17(2)	240		238
CIT Group, Inc. 144A 5.500%, 2/15/19(2)	1,000		1,030
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500		463
Developers Diversified Realty Corp. 7.875%, 9/1/20	195		234
Felcor Lodging LP 6.750%, 6/1/19	1,000		1,029
Genworth Financial, Inc. 7.625%, 9/24/21	525		496
GRD Holdings III Corp. 144A 10.750%, 6/1/19(2)	320		318
Ineos Finance plc 144A 7.500%, 5/1/20(2)	220		223
Intelsat Jackson Holdings SA 7.250%, 10/15/20	980		1,031
International Lease Finance Corp.
8.750%, 3/15/17	715		806
6.250%, 5/15/19	455		464
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(2)	600		595
Morgan Stanley 144A 10.090%, 5/3/17(2)	450	BRL	231
Realogy Corp. 144A 7.875%, 2/15/19(2)	265		260
Regions Bank 7.500%, 5/15/18	250		282
Regions Financial Corp. 5.750%, 6/15/15	545		572
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LLC 144A 8.500%, 5/15/18(2)	400		394
Springleaf Finance Corp.
5.850%, 6/1/13	250		241
5.400%, 12/1/15	250		209
United Rentals Financing Escrow Corp.
144A 5.750%, 7/15/18(2)	10		10
144A 7.375%, 5/15/20(2)	180		189
UPCB Finance V Ltd. 144A 7.250%, 11/15/21(2)	250		263
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(2)	200		194

			15,825

	PAR VALUE	VALUE
Health Care—4.3%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	$465	$481
Biomet, Inc. 11.625%, 10/15/17	400	433
Grifols, Inc. 8.250%, 2/1/18	500	539
HCA, Inc.
8.500%, 4/15/19	285	321
7.500%, 2/15/22	410	448
Health Management Associates, Inc. 144A 7.375%, 1/15/20(2)	250	267
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(2)	355	375
Symbion, Inc. 8.000%, 6/15/16	120	120
Tenet Healthcare Corp. 6.250%, 11/1/18	250	266
United Surgical Partners, Inc. / United Surgical Patners Finance Corp. 144A 9.000%, 4/1/20(2)	500	532
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(2)	300	302

		4,084

Industrials—8.2%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(2)	245	251
Aircastle Ltd. 7.625%, 4/15/20	715	729
Allison Transmission, Inc. 144A 7.125%, 5/15/19(2)	975	1,021
American Standard Americas 144A 10.750%, 1/15/16(2)	495	432
Briggs & Stratton Corp. 6.875%, 12/15/20	155	167
Cemex Finance LLC 144A 9.500%, 12/14/16(2)	550	539
CHC Helicopter SA 144A 9.250%, 10/15/20(2)	280	275
Deluxe Corp. 7.000%, 3/15/19	235	244
Dycom Investments, Inc. 7.125%, 1/15/21	1,000	1,030
DynCorp International, Inc. 10.375%, 7/1/17	1,110	955
GeoEye, Inc. 8.625%, 10/1/16	205	202
Iron Mountain, Inc. 7.750%, 10/1/19	435	472
JMC Steel Group 144A 8.250%, 3/15/18(2)	490	489
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	250	271
Masco Corp. 5.950%, 3/15/22	275	283
Pactiv LLC 8.125%, 6/15/17	535	495

		7,855

Information Technology—4.7%
Audatex North America, Inc. 144A 6.750%, 6/15/18(2)	290	307
CommScope, Inc. 144A 8.250%, 1/15/19(2)	950	1,009

3

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
CoreLogic, Inc. 144A 7.250%, 6/1/21(2)	$1,000	$1,030
Digicel Ltd. 144A 8.250%, 9/1/17(2)	825	848
First Data Corp. 11.250%, 3/31/16	1,000	948
Freescale Semiconductor, Inc. 144A 9.250%, 4/15/18(2)	390	419

		4,561

Materials—5.4%
AEP Industries, Inc. 8.250%, 4/15/19	250	261
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(2)	1,000	870
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(2)	275	290
Cascades, Inc. 7.875%, 1/15/20	880	885
Edgen Murray Corp. 12.250%, 1/15/15	260	260
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(2)	300	302
Libbey Glass, Inc. 144A 6.875%, 5/15/20(2)	250	258
Momentive Performance Materials, Inc. 144A 10.000%, 10/15/20(2)	250	252
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(2)	250	254
144A 6.625%, 4/15/21(2)	500	475
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(2)	695	698
Taseko Mines Ltd. 7.750%, 4/15/19	165	158
Vedanta Resources plc 144A 9.500%, 7/18/18(2)	250	254

		5,217

Telecommunication Services—7.5%
Cincinnati Bell, Inc. 8.250%, 10/15/17	230	240
Clearwire Communications LLC / Clearwire Finance, Inc. 144A 12.000%, 12/1/15(2)	200	183
Frontier Communications Corp. 8.125%, 10/1/18	295	315
GCI, Inc. 8.625%, 11/15/19	1,130	1,189
Hughes Satellite Systems Corp. 7.625%, 6/15/21	250	273
ITC DeltaCom, Inc. 10.500%, 4/1/16	845	904
MetroPCS Wireless, Inc. 6.625%, 11/15/20	570	563
NII Capital Corp. 7.625%, 4/1/21	750	647
Sprint Capital Corp. 6.875%, 11/15/28	650	523
Virgin Media Finance plc 8.375%, 10/15/19	250	282
West Corp. 7.875%, 1/15/19	375	394
Wind Acquisition Finance S.A.

	PAR VALUE	VALUE
Telecommunication Services—(continued)
144A 11.750%, 7/15/17(2)	$300	$244
144A 7.250%, 2/15/18(2)	370	324
Windstream Corp.
8.125%, 9/1/18	95	103
7.000%, 3/15/19	750	773
7.750%, 10/15/20	250	266

		7,223

Utilities—3.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
6.250%, 8/20/19	230	232
7.000%, 5/20/22	300	310
Calpine Corp.
144A 7.875%, 7/31/20(2)	245	271
144A 7.500%, 2/15/21(2)	490	532
Covanta Holding Corp. 6.375%, 10/1/22	750	797
NRG Energy, Inc. 7.625%, 5/15/19	830	844
Texas Competitive Electric Holdings Co., LLC / Texas Competitive Holdings Finance, Inc. 144A 11.500%, 10/1/20(2)	500	344

		3,330

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $75,035)		76,527

LOAN AGREEMENTS(3)—8.6%
Consumer Discretionary—2.9%
Cengage Learning Acquisitions, Inc. 2.500%, 7/3/14	324	301
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	297	300
Clear Channel Communications, Inc.
Tranche A, 3.645%, 7/30/14	256	234
Tranche B, 3.895%, 1/29/16	581	465
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 3/18/19	325	329
Granite Broadcasting Corp. Tranche B 8.500%, 5/23/18	195	193
Landry’s Restaurant, Inc. Tranche B, 6.500%, 4/24/18	399	401
SRAM LLC Second Lien, 8.500%, 12/7/18	235	237
TI Group Automotive Systems LLC 6.750%, 3/14/18	160	156

4

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Transtar Industries, Inc. Second Lien, 10.250%, 12/21/17	$200	$201

		2,817

Energy—1.0%
Chesapeake Energy Corp. 8.500%, 12/2/17	210	209
Frac Tech Services LLC 6.250%, 5/6/16	525	481
NGPL PipeCo LLC 6.750%, 9/15/17	267	262

		952

Financials—1.6%
Asurion LLC Second Lien, 9.000%, 5/24/19	230	235
First American Payment Systems LP 6.750%, 11/1/16	100	100
iStar Financial, Inc.
Tranche A-2, 7.000%, 6/30/14	375	375
Tranche A-2, 7.000%, 3/19/17	250	250
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	92	96
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	191	192
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	300	284

		1,532

Health Care—0.5%
AMN Healthcare, Inc. Tranche B, 6.000%, 4/5/18	489	492

Industrials—0.7%
Aveta, Inc.
(NAMM Holdings, Inc.) 8.500%, 4/4/17	123	123
(MMM Holdings, Inc.) 8.500%, 4/4/17	123	122
Harland Clarke Holdings Corp. Tranche B 2.788%, 6/30/14	277	249
Zuffa LLC 7.500%, 6/19/15	184	184

		678

Information Technology—1.6%
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	285	285
DynCorp International LLC 6.500%, 7/7/16	190	190
First Data Corp.
Tranche B-3 2.995%, 9/24/14	125	121
5.245%, 3/24/17	89	85
Lawson Software Tranche B, 6.250%, 4/5/18	400	403

	PAR VALUE	VALUE
Information Technology—(continued)
Spansion LLC 4.750%, 2/9/15	$222	$222
Zayo Group LLC 0.000%, 6/30/19	188	189

		1,495

Telecommunication Services—0.3%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	250	249

TOTAL LOAN AGREEMENTS (Identified Cost $8,166)		8,215

	SHARES	VALUE
PREFERRED STOCK—0.5%
Financials—0.5%
GMAC Capital Trust I Series 8.125%2	20,800	500

TOTAL PREFERRED STOCK (Identified Cost $520)		500

TOTAL LONG TERM INVESTMENTS—96.0% (Identified cost $90,593)		92,112

SHORT-TERM INVESTMENTS—3.3%
Money Market Mutual Funds—3.3%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	3,210,200	3,210

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,210)		3,210

TOTAL INVESTMENTS—99.3% (Identified Cost $93,803)		95,322	(1)
Other assets and liabilities, net—0.7%		646

NET ASSETS—100.0%		$95,968

Abbreviations:

ADS	American Depositary Share
GmbH	Limited liability company.
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $31,283 or 32.6% of net assets.

5

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.

Foreign Currencies:

BRL	Brazilian Real
MXN	Mexican Peso
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

6

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	81%
Bermuda	2
Brazil	2
Luxembourg	2
Canada	1
Ireland	1
United Kingdom	1
Other	10

Total	100%

†	% of total investments as of June 30, 2012

7

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$752	$—	$752	$—
Corporate Bonds and Notes(1)	76,527	—	76,135	392
Foreign Government Securities	3,673	—	3,673	—
Loan Agreements	8,215	—	8,215	—
Mortgage-Backed Securities	2,445	—	2,445	—
Equity Securities:
Preferred Stock	500	—	500	—
Short-Term Investments	3,210	3,210	—	—

Total Investments	$95,322	$3,210	$91,720	$392

(1)	Level 3 Corporate Bonds and Notes are internally fair valued .

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2011:	$511
Accrued Discount/(Premium)	4
Realized Gain (Loss)	(4,799)
Change in Unrealized Appreciation (Depreciation)	4,888
Purchases	—
Sales(b)	(212)
Transfers Into Level 3 (a)	—
Transfers From Level 3 (a)	—

Balance as of June 30, 2012 (c)	$392

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)

For further information regarding valuation of Level 3 fair valued securities please see the paragraph under Note 1A “Security Valuation” for a description of the valuation process in place and qualitative discussion about sensitive inputs used in Level 3 fair value measurements.

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.5%
Consumer Discretionary—5.4%
adidas AG (Germany)	2,800	$200
British Sky Broadcasting Group plc (United Kingdom)	17,500	191
Reed Elsevier N.V. (Netherlands)	28,490	325
Sumitomo Rubber Industries Ltd. (Japan)	24,900	324

		1,040

Consumer Staples—11.6%
British American Tobacco plc (United Kingdom)	4,200	213
Colruyt SA (Belgium)	9,310	415
Nestle S.A. Registered Shares (Switzerland)(3)	10,180	607
Swedish Match AB (Sweden)	5,540	223
Tesco plc (United Kingdom)	43,900	213
Unilever N.V. (Netherlands)	6,412	214
Woolworths Ltd. (Australia)	12,120	334

		2,219

Energy—10.1%
BP plc (United Kingdom)	31,800	210
CNOOC Ltd. (Hong Kong)	121,000	244
Royal Dutch Shell plc A Shares (United Kingdom)	11,420	385
Royal Dutch Shell plc B Shares (United Kingdom)	8,500	296
Sakari Resources Ltd. (Singapore)	84,500	93
Total SA (France)	11,630	522
Woodside Petroleum Ltd. (Australia)	5,810	186

		1,936

Financials—10.1%
Hang Seng Bank Ltd. (Hong Kong)	26,000	357
Legal & General Group plc (United Kingdom)	121,900	243
Malayan Banking Bhd (Malaysia)	106,545	293
QBE Insurance Group Ltd. (Australia)	24,080	333
Tokyu REIT, Inc. (Japan)	43	211
United Overseas Bank Ltd. (Singapore)	16,200	241
Zurich Financial Services AG (Switzerland)(2)	1,090	245

		1,923

Health Care—10.9%
GlaxoSmithKline plc (United Kingdom)	11,800	267
Novartis AG Registered Shares (Switzerland)	8,970	500
Roche Holding AG (Switzerland)	3,260	562

	SHARES	VALUE
Health Care—(continued)
Sanofi (France)	5,180	$392
Teva Pharmaceutical Industries Ltd. (Israel)	9,437	366

		2,087

Industrials—12.9%
Brambles Ltd. (Australia)	37,000	235
ComfortDelgro Corp., Ltd. (Singapore)	197,000	241
Deutsche Post AG Registered Shares (Germany)	12,279	216
Kone Oyj (Finland)	2,990	180
Koninklijke Vopak N.V. (Netherlands)	3,790	242
Legrand SA (France)	8,090	274
Makita Corp. (Japan)	7,800	274
Mitsubishi Electric Corp. (Japan)	33,000	276
Panalpina Welttransport Holding AG Registered
Shares (Switzerland)(2)	1,440	129
Schindler Holding AG (Switzerland)	1,003	112
Toyota Tsusho Corp. (Japan)	14,700	281

		2,460

Information Technology—8.3%
Advantech Co., Ltd. (Taiwan)	46,000	153
ASM Pacific Technology Ltd. (Hong Kong)	13,600	174
Computershare Ltd. (Australia)	25,900	198
Media Tek, Inc. (Taiwan)	11,000	102
SAP AG (Germany)	5,280	311
Venture Corp., Ltd. (Singapore)	29,000	180
VTech Holdings Ltd. (Hong Kong)	23,200	277
Wincor Nixdorf AG (Germany)	5,592	198

		1,593

Materials—10.0%
Air Liquide SA (France)	3,050	348
CRH plc (Ireland)(2)	11,000	210
Fuchs Petrolub AG (Germany)	4,877	266
Givaudan SA Registered Shares (Switzerland)(2)	116	114
Lafarge Malayan Cement BHD (Malaysia)	79,800	184
Rio Tinto Ltd. (Australia)	2,130	125
Shin-Etsu Chemical Co., Ltd. (Japan)	5,100	281
Symrise AG (Germany)	7,784	236
Syngenta AG Registered Shares (Switzerland)	400	136

		1,900

Telecommunication Services—11.5%
Axiata Group BHD (Malaysia)	31,100	54
Belgacom SA (Belgium)	7,570	215

1

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—(continued)
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	128,496	$134
Chunghwa Telecom Co., Ltd. (Taiwan)	75,600	238
Koninklijke KPN N.V. (Netherlands)	35,680	341
StarHub Ltd. (Singapore)	53,900	146
Telekom Malaysia Bhd (Malaysia)	143,800	257
Telenor ASA (Norway)	11,020	183
Telstra Corp., Ltd. (Australia)	67,000	254
Vodafone Group plc (United Kingdom)	133,500	375

		2,197

Utilities—5.7%
National Grid plc (United Kingdom)	22,100	234
Power Assets Holdings Ltd. (Hong Kong)	55,000	413
Scottish & Southern Energy plc (United Kingdom)	9,900	215
United Utilities Group plc (United Kingdom)	20,500	217

		1,079

TOTAL COMMON STOCKS (Identified Cost $18,249)		18,434

TOTAL LONG TERM INVESTMENTS—96.5% (Identified cost $18,249)		18,434

SHORT-TERM INVESTMENTS—3.2%
Money Market Mutual Funds—3.2%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	611,532	612

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $612)		612

TOTAL INVESTMENTS—99.7% (Identified Cost $18,861)	19,046	(1)
Other assets and liabilities, net—0.3%	57

NET ASSETS—100.0%	$19,103

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap a public limited company.
Bhd	Private company.
plc	Public Limited Co.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for forward currency contracts.

At June 30, 2012, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Receive		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	100	USD	102	State Street Bank	10/15/12	$101	$(1)

Contracts to Sell		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	1,800	USD	1,808	State Street Bank	10/15/12	$1,824	$(16)

							$(17)

2

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Foreign Currencies:

AUD	Australian Dollar
USD	United States Dollar

3

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	16%
Switzerland	12
Australia	9
Japan	9
France	8
Hong Kong	8
Germany	7
Other	31

Total	100%

†	% of total investments as of June 30, 2012

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks(1)	$18,434	$11,476	$6,958
Short-Term Investments	612	612	—

Total Investments	$19,046	$12,088	$6,958

Other Financial Instruments
Forward Currency Contracts *	$(17)	$—	$(17)

There are no Level 3 (significant unobservable inputs) priced securities.
(1)	Securities held by the Fund with an end of period value of $11,297 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.
*	Valued at the unrealized appreciation (depreciation) on the investment.

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.9%
Australia—19.3%
BGP Holdings plc(2)(3)(4)	588,920	$0
CFS Retail Property Trust	228,552	456
Dexus Property Group	959,115	918
GPT Group(2)	185,000	626
Westfield Group	296,573	2,904
Westfield Retail Trust	346,173	1,015

		5,919

Canada—15.0%
Allied Properties Real Estate Investment Trust	21,915	624
Brookfield Properties, Inc.	63,450	1,111
Canadian Real Estate Investment Trust	15,595	623
Cominar Real Estate Investment Trust	22,665	534
First Capital Realty, Inc.	25,085	452
RioCan Real Estate Investment Trust	46,050	1,253

		4,597

Finland—0.8%
Citycon Oyj	83,000	234

France—11.1%
Fonciere Des Regions	5,660	406
Klepierre	21,306	698
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	3,047	288
Unibail-Rodamco	10,915	2,004

		3,396

Germany—1.9%
GSW Immobilien AG	17,390	594

Hong Kong—8.3%
Hongkong Land Holdings Ltd.	221,100	1,262
Link (The)	316,441	1,297

		2,559

Italy—0.9%
Beni Stabili SpA	616,257	267

Japan—6.8%
AEON Mall Co., Ltd.	34,530	736
Japan Prime Realty Investment Corp.	104	293
Japan Real Estate Investment Corp.	41	376

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	72	$696

		2,101

Netherlands—4.2%
Corio N.V.	16,361	717
Eurocommercial Properties N.V.	16,197	559

		1,276

Norway—1.3%
Norwegian Property ASA	284,600	389

Singapore—7.5%
CapitaCommercial Trust	152,400	153
CapitaMall Trust	263,650	400
CapitaRetail China Trust	430,725	446
Global Logistic Properties Ltd.(2)	501,500	835
Mapletree Logistics Trust	583,544	454

		2,288

Sweden—2.7%
Castellum AB	40,366	487
Fabege AB	45,000	352

		839

Switzerland—0.7%
PSP Swiss Property AG(2)	2,491	219

United Kingdom—16.4%
Big Yellow Group plc	135,161	614
British Land Co. plc	95,305	762
Derwent London plc	12,846	373
Great Portland Estates plc	37,018	228
Hammerson plc	124,609	864
Land Securities Group plc	109,685	1,269
Safestore Holdings plc	241,876	385
SEGRO plc	156,457	533

		5,028

TOTAL COMMON STOCKS (Identified Cost $25,295)		29,706

TOTAL LONG TERM INVESTMENTS—96.9% (Identified cost $25,295)		29,706

1

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.8%

Money Market Mutual Funds—2.8%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	854,171	$854

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $854)		854

TOTAL INVESTMENTS—99.7% (Identified Cost $26,149)		30,560	(1)
Other assets and liabilities, net—0.3%		83

NET ASSETS—100.0%		$30,643

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap a public limited company.
N.V.	Naamloze Vennootschap a public limited liability company.
plc	Public Limited Co.
S.p.A.	Società delle azione unite Joint Stock Corp.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
Australia	19%
United Kingdom	17
Canada	15
France	11
Hong Kong	8
Singapore	8
Japan	7
Other	15

Total	100%

†	% of total investments as of June 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks (2)	$29,706	$18,102	$11,604	$0	(1)
Short-Term Investments	854	854	—	—

Total Investments	$30,560	$18,956	$11,604	$0	(1)

(1)	Level 3 security valued at zero at the beginning and end of period.
(2)	Securities held by the Fund with an end of period value of $11,683 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—3.4%
U.S. Treasury Bond 3.125%, 11/15/41	$3,500		$3,769
U.S. Treasury Note 2.000%, 11/15/21	7,750		8,041

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $11,752)			11,810

MUNICIPAL BONDS—0.2%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	505		522

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	155		115

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	345		220

TOTAL MUNICIPAL BONDS (Identified Cost $979)			857

FOREIGN GOVERNMENT SECURITIES—9.3%
Bolivarian Republic of Venezuela RegS 9.250%, 9/15/27(5)	360		294
9.375%, 1/13/34	950		736
Commonwealth of Australia Series 118, 6.500%, 5/15/13	2,880	AUD	3,039
Commonwealth of Canada
2.000%, 9/1/12	4,534	CAD	4,460
1.750%, 3/1/13	855		844
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	2,104	NZD	1,737
Series 415, 6.000%, 4/15/15	220	NZD	193
Federative Republic of Brazil 8.500%, 1/5/24	6,195	BRL	3,362
Kingdom of Norway Series 470 6.500%, 5/15/13	4,243	NOK	744
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	5,310	SEK	847
Republic of Argentina
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	500		273
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	628		496
PIK Interest Capitalization 8.280%, 12/31/33	3,822		2,523
Series GDP 7.085%, 12/15/35(3)	1,740		178
Republic of Colombia 12.000%, 10/22/15	925,000	COP	643
Republic of Hungary 4.750%, 2/3/15	775		748

	PAR VALUE		VALUE
Republic of Iceland 144A 5.875%, 5/11/22(4)	$925		$898
Republic of Indonesia Series FR-23, 11.000%, 12/15/12	6,200,000	IDR	678
Republic of Lithuania
144A 7.375%, 2/11/20(4)	500		590
144A 6.625%, 2/1/22(4)	450		515
Republic of Poland Series 0414, 5.750%, 4/25/14	4,405	PLZ	1,348
Republic of South Africa Series R206 7.500%, 1/15/14	11,845	ZAR	1,497
Republic of Turkey
9.000%, 3/5/14	1,970	TRY	1,099
6.750%, 5/30/40	500		584
Slovak Republic 144A 4.375%, 5/21/22(4)	850		837
State of Qatar 144A 4.500%, 1/20/22(4)	550		607
United Mexican States Series M, 6.000%, 6/18/15	32,842	MXN	2,547

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $31,501)			32,317

MORTGAGE-BACKED SECURITIES—17.3%
Agency—3.2%
FNMA
4.000%, 8/1/25	2,248		2,392
4.500%, 4/1/40	1,590		1,712
3.500%, 4/1/42	1,894		1,998
3.500%, 5/1/42	4,668		4,924

			11,026

Non-Agency—14.1%
JPMorgan Chase & Co. 06-A4, 3A1 5.518%, 6/25/36(3)	1,321		1,125
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	750		788
Bank of America (Merrill Lynch) Commercial Mortgage, Inc. 07-1, AMFX 5.482%, 1/15/49(3)	1,390		1,421
Bear Stearns Commercial Mortgage Securities 07- PW18, AM 6.084%, 6/11/50(3)	725		779
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.539%, 4/12/38(3)	900		962
06-PW12, AM 5.757%, 9/11/38(3)	650		707
06-PW14, A4 5.201%, 12/11/38	350		395
05-PW10, AM 5.449%, 12/11/40(3)	725		757
06-PW13, AM 5.582%, 9/11/41(3)	1,360		1,456
07-T28, A4 5.742%, 9/11/42(3)	800		931

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
07-PW18, A4 5.700%, 6/11/50	$750	$864
Chase Mortgage Finance Corp. 07-A1,10A1 3.029%, 2/25/37(3)	984	913
Citigroup—Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.219%, 7/15/44(3)	610	659
07-CD4, A4 5.322%, 12/11/49	475	528
Countrywide Alternative Loan Trust
06-13T1, A5 6.000%, 5/25/36	884	610
06-13T1, A11 6.000%, 5/25/36	945	648
Countrywide Home Loan Mortgage Pass-Through- Trust 04-R1, 2A, 144A 6.500%, 11/25/34(4)	551	558
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.416%, 2/15/39(3)	446	454
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	1,255	1,267
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	595	604
GMAC Commercial Mortgage Securities, Inc. 04—C2, A3 5.134%, 8/10/38	398	412
GMAC Mortgage Corp. Loan Trust
06-HLTV, A4 5.810%, 10/25/29	962	936
05-AR6, 2A1 3.071%, 11/19/35(3)	595	431
Goldman Sachs Mortgage Pass-Through Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(4)	1,380	1,405
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.790%, 8/10/45(3)	1,300	1,443
Greenwich Capital Commercial Funding Corp. 02- C1, A4 4.948%, 1/11/35	966	972
Homebanc Mortgage Trust 05-4, A2 0.575%, 10/25/35(3)	1,229	866
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	750	795
06-CB17, AM 5.464%, 12/12/43	900	856
06-LDP7, AM 5.871%, 4/15/45(3)	1,000	1,079
06-LDP7, A4 5.871%, 4/15/45(3)	1,800	2,054
06-LDP9, A3 5.336%, 5/15/47	850	941
07-LD12, A4 5.882%, 2/15/51(3)	750	852
Lehman Brothers—UBS Commercial Mortgage Trust 06-C3, AM 5.712%, 3/15/39(3)	740	791

	PAR VALUE	VALUE
Non-Agency—(continued)
07-C2, A3 5.430%, 2/15/40	$1,100	$1,228
07-C7, A3 5.866%, 9/15/45(3)	600	688
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 5.885%, 7/15/44(3)	500	577
MASTR Alternative Loans Trust 04-6,10A1 6.000%, 7/25/34	811	822
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	846	881
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	1,260	1,376
Merrill Lynch Mortgage Trust 06-C1, AM 5.659%, 5/12/39(3)	715	773
Morgan Stanley Capital I 05-HQ5, A3 5.007%, 1/14/42	23	23
Morgan Stanley Capital I, Inc. 07-IQ14, A4 5.692%, 4/15/49(3)	970	1,068
Morgan Stanley Mortgage Loan Trust 07-11AR, 2A3 2.791%, 6/25/37(3)	1,693	728
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	1,262	1,281
04-R3, A1 144A 6.500%, 2/25/35(4)	537	545
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	1,260	1,223
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	1,650	1,588
Royal Bank of Scotland Group Mortgage Pass- Through Certificates 07-B, 3A2 5.250%, 7/25/35(3)	519	495
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.769%, 1/25/37(3)	1,029	1,029
Wachovia Bank Commercial Mortgage Trust 07-C33, A4 6.097%, 7/15/17(3)	550	617
06-C25, AM 5.736%, 5/15/43(3)	1,125	1,228
07-C30, A5 5.342%, 12/15/43	1,610	1,738
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.296%, 11/23/43(3)(4)	630	617
Wells Fargo Mortgage Backed Securities Trust 07- 16, 1A7 6.000%, 12/28/37	358	338

		49,122

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $56,700)		60,148

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—4.6%
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	$957	$704
AmeriCredit Automobile Receivables Trust
11-4, E, 144A 6.530%, 1/8/19(4)	300	310
11-5, E 6.760%, 3/8/19	600	648
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	590	584
Citicorp Residential Mortgage Securities, Inc. 07- 2, A3 6.080%, 6/25/37(3)	1,492	1,493
CLI Funding LLC 12-1A, A 144A 4.210%, 6/18/27(4)	835	835
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	538	562
Conseco Financial Corp. 96-2, M1 7.600%, 4/15/26(3)	803	733
Countrywide Asset-Backed Certificates
04-13, AF4 4.583%, 1/25/33(3)	480	467
05-12, 1A4 5.323%, 2/25/36(3)	1,150	1,125
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(4)	1,245	1,299
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32(3)	876	668
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	1,283	1,230
Hertz Vehicle Financing LLC 11-1A, A2, 144A 3.290%, 3/25/18(4)	655	692
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	393	409
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	918	868
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	294	271
Residential Funding Mortgage Securities II, Inc. 03- HS3, AJ4 5.050%, 9/25/33(3)	1,141	1,147
TAL advantage LLC 12-1A, A 144A 3.860%, 5/20/27(4)	992	994
Terwin Mortgage Trust 04-15AL, A1 144A 5.813%, 7/25/34(3)(4)	455	402
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	383	390

TOTAL ASSET-BACKED SECURITIES (Identified Cost $15,603)		15,831

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES—46.6%
Consumer Discretionary—6.3%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(4)	$315		$354
Arcos Dorados B.V. 144A 7.500%, 10/1/19(4)	175		190
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	1,125	BRL	594
Boyd Gaming Corp. 9.125%, 12/1/18	215		223
144A 9.000%, 7/1/20(4)	425		428
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(4)	400		306
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	170		184
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	750		762
Clear Channel Communications, Inc. 9.000%, 3/1/21	500		438
Dana Holding Corp. 6.500%, 2/15/19	426		455
Gap, Inc. (The) 5.950%, 4/12/21	300		311
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	200	CAD	210
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(4)	930		967
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(4)	715		666
Hyatt Hotels Corp. 144A 5.750%, 8/15/15(4)	100		110
5.375%, 8/15/21	500		550
International Game Technology 7.500%, 6/15/19	580		692
inVentiv Health, Inc. 144A 10.000%, 8/15/18(4)	400		344
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	475		485
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	800		813
Mediacom LLC (Mediacom Capital Corp.) 9.125%, 8/15/19	750		827
MGM Resorts International
7.500%, 6/1/16	745		775
7.625%, 1/15/17	400		415
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	700		605
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	738		760
02-1, G2 6.264%, 11/20/21	1,001		1,021
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		117
Penn National Gaming, Inc. 8.750%, 8/15/19	700		779

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	$650	$601
QVC, Inc.
144A 7.500%, 10/1/19(4)	1,070	1,188
144A 5.125%, 7/2/22(4)	240	245
River Rock Entertainment Authority (The) 9.000%, 11/1/18	232	154
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	70	72
Toys R Us Property Co. II LLC 8.500%, 12/1/17	600	628
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	140	155
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	1,064	1,085
11-1 A 7.125%, 10/22/23	713	756
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	509	579
07-01A 6.636%, 7/2/22	713	745
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	125	134
Wyndham Worldwide Corp. 7.375%, 3/1/20	590	703
Wynn Las Vegas LLC (Wynn Las Vegas Capital Corp.) 7.875%, 11/1/17	450	497

		21,923

Consumer Staples—0.5%
BAT International Finance plc 144A 3.250%, 6/7/22(4)	885	875
Flowers Foods, Inc. 4.375%, 4/1/22	650	658
Select Medical Holdings Corp. 6.494%, 9/15/15(3)	325	317

		1,850

Energy—8.2%
Afren plc 144A 11.500%, 2/1/16(4)	475	509
Antero Resources Finance Corp. 9.375%, 12/1/17	250	278
Atwood Oceanics, Inc. 6.500%, 2/1/20	825	866
Bill Barrett Corp. 7.625%, 10/1/19	650	653
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 144A 7.875%, 4/15/22(4)	1,005	1,010
Bumi Investment Pte Ltd. 144A 10.750%, 10/6/17(4)	725	723
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	763	769
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	686	720
Chesapeake Energy Corp. 6.775%, 3/15/19	320	312

	PAR VALUE	VALUE
Energy—(continued)
Cie Generale de Geophysique -Veritas 6.500%, 6/1/21	$725	$729
Cimarex Energy Co. 5.875%, 5/1/22	1,025	1,067
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	110	114
Energy Partners Ltd. 8.250%, 2/15/18	500	494
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	500	538
EP Energy LLC (EP Energy Finance, Inc.) 144A 9.375%, 5/1/20(4)	840	872
EV Energy Partners LP / EV Energy Finance Corp. 8.000%, 4/15/19	325	324
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	460	443
Frontier Oil Corp. 6.875%, 11/15/18	210	219
Gazprom OAO (Gaz Capital SA)
144A 6.212%, 11/22/16(4)	935	1,014
144A 8.146%, 4/11/18(4)	460	548
144A 6.510%, 3/7/22(4)	315	349
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	760	770
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	640	643
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	512	509
Lukoil International Finance BV
144A 7.250%, 11/5/19(4)(10)	525	591
144A 6.125%, 11/9/20(4)	500	524
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	550	538
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	600	578
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	800	716
Parker Drilling Co. 144A 9.125%, 4/1/18(4)	775	823
Petrobras International Finance Co. 5.375%, 1/27/21	500	539
Petroleos de Venezuela SA
RegS 5.250%, 4/12/17(5)	375	270
RegS 8.500%, 11/2/17(5)	1,420	1,157
Petroleos Mexicanos
6.000%, 3/5/20	270	312
5.500%, 1/21/21	550	622
144A 5.500%, 6/27/44(4)	650	665
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)(11)	535	67
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(6)	244	250
Pioneer Drilling Co. 144A 9.875%, 3/15/18(4)	120	127

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Pioneer Energy Services Corp. 9.875%, 3/15/18	$110	$116
QEP Resources, Inc. 6.875%, 3/1/21	480	535
Rowan Cos., Inc. 4.875%, 6/1/22	870	878
SESI LLC 6.375%, 5/1/19	650	684
Swift Energy Co. 8.875%, 1/15/20	500	528
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	1,050	1,053
Tesoro Corp. 6.500%, 6/1/17	680	702
TNK-BP Finance S.A. RegS 7.500%, 7/18/16(5)	165	183
TNK-BP Finance SA 144A 7.250%, 2/2/20(4)	100	112
Transocean, Inc. 6.375%, 12/15/21	280	321
Venoco, Inc.
11.500%, 10/1/17	600	633
8.875%, 2/15/19	225	206
Weatherford International Ltd. 9.625%, 3/1/19	318	415

		28,618

Financials—16.5%
ABN Amro Bank N.V. 144A 4.250%, 2/2/17(4)	850	865
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	560	593
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	240	251
Air Lease Corp. 144A 5.625%, 4/1/17(4)	770	762
Alfa Invest Ltd. RegS 7.875%, 9/25/17(5)	755	764
Allstate Corp. 6.125%, 5/15/37(3)	680	670
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp. ) 9.625%, 10/15/18	775	769
American International Group, Inc. 4.875%, 6/1/22	350	358
8.175%, 5/15/58(3)	650	705
Associated Banc Corp. 5.125%, 3/28/16	355	380
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	425	429
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	1,150	1,193
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	600	616
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	600	608
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	550	582
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	515	510
Barclays Bank plc
144A 5.926%, 1/1/00(3)(4)(8)(9)	600	546
144A 6.050%, 12/4/17(4)	435	440

	PAR VALUE	VALUE
Financials—(continued)
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	$385	$422
Boston Properties LP 3.850%, 2/1/23	900	909
Brandywine Operating Partnership LP 4.950%, 4/15/18	560	574
Capital One Capital IV 8.875%, 5/15/40(9)	1,000	1,017
Chubb Corp. 6.375%, 3/29/67(3)	680	702
Citigroup, Inc. 5.500%, 2/15/17	1,110	1,160
City National Corp. 5.250%, 9/15/20	475	506
Discover Bank
8.700%, 11/18/19	250	311
7.000%, 4/15/20	700	815
Equity One, Inc. 6.250%, 12/15/14	375	402
Fidelity National Financial, Inc. 6.600%, 5/15/17	750	811
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	800	795
First Niagara Financial Group, Inc. 6.750%, 3/19/20	1,160	1,316
First Tennessee Bank N.A. 5.650%, 4/1/16	705	736
Ford Motor Credit Co. LLC
6.625%, 8/15/17	255	291
8.125%, 1/15/20	650	797
Genworth Financial, Inc. 5.750%, 6/15/14	500	508
7.625%, 9/24/21	700	662
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	970	706
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	520	517
Hana Bank
144A 4.500%, 10/30/15(4)	400	424
144A 3.500%, 10/25/17(4)	925	951
HBOS plc 144A 6.750%, 5/21/18(4)	115	109
HSBC Finance Corp. 6.676%, 1/15/21	500	542
Huntington Bancshares, Inc. 7.000%, 12/15/20	500	586
Hutchison Whampoa International 12 Ltd. Series 12 144A 6.000%, 12/31/49(3)(4)	980	992
ING Bank NV 144A 5.000%, 6/9/21(4)	600	624
International Lease Finance Corp.
5.650%, 6/1/14	600	618
6.250%, 5/15/19	399	407
Jefferies Group, Inc. 8.500%, 7/15/19	500	542
JPMorgan Chase Capital XXVII Series AA 7.000%, 11/1/39(9)	500	500
Kazkommerts Bank International BV

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
RegS 8.500%, 4/16/13(5)	$500		$504
RegS 8.000%, 11/3/15(5)	250		235
Korea Development Bank 3.500%, 8/22/17	1,300		1,358
Korea Finance Corp. 4.625%, 11/16/21	700		759
Legg Mason, Inc. 144A 5.500%, 5/21/19(4)	200		202
Lincoln National Corp. 6.050%, 4/20/67(3)(9)	300		274
Lloyds Banking Group Capital No.1 PLC 144A 7.875%, 11/1/20(4)	600		543
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	750		739
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	150		151
Macquarie Group Ltd. 144A 7.625%, 8/13/19(4)	500		538
Morgan Stanley
5.750%, 10/18/16	100		103
144A 10.090%, 5/3/17(4)	1,000	BRL	514
National Retail Properties, Inc. 5.500%, 7/15/21	600		636
ORIX Corp. 5.000%, 1/12/16	343		359
Progressive Corp. (The) 6.700%, 6/15/37(3)	1,200		1,248
Prudential Financial, Inc. 8.875%, 6/15/38(3)(9)	450		534
Realogy Corp. 144A 7.875%, 2/15/19(4)	500		491
Regions Bank 7.500%, 5/15/18	750		846
Regions Financial Corp.
7.750%, 11/10/14	200		216
5.750%, 6/15/15	210		221
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	1,000		1,001
Resona Bank Ltd. 144A 5.850%, 9/29/49(3)(4)(8)(9)	750		772
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	370		395
7.648%, 8/29/49(3)(8)(9)	550		445
Royal Bank of Scotland plc (The) 4.875%, 3/16/15	285		295
3.950%, 9/21/15	205		209
5.625%, 8/24/20	750		796
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	100		110
144A 6.299%, 5/15/17(4)	380		402
144A 5.298%, 12/27/17(4)	200		203
Santander U.S. Debt S.A. 144A 3.724%, 1/20/15(4)	800		744
Sberbank of Russia (Sberbank Capital SA) 144A 6.125%, 2/7/22(4)(10)	750		781
Shinhan Bank 144A 4.375%, 7/27/17(4)	650		694

	PAR VALUE	VALUE
Financials—(continued)
Societe Generale S.A . 144A 5.922%, 4/29/49(3)(4)(8)(9)	$650	$442
Sovereign Bank 8.750%, 5/30/18	400	434
Spansion LLC 7.875%, 11/15/17	350	338
Springleaf Finance Corp. 5.400%, 12/1/15	750	628
SunTrust Bank, Inc. 5.400%, 4/1/20	250	260
United Rentals Financing Escrow Corp.
144A 5.750%, 7/15/18(4)	25	26
144A 7.375%, 5/15/20(4)	480	503
Vanguard Health Holding Co. II, LLC / Vanguard
Holding Co. II, Inc. 7.750%, 2/1/19	466	473
Ventas Realty LP / Ventas Capital Corp. 4.000%, 4/30/19	775	795
Vnesheconombank (VEB Finance plc)
144A 6.902%, 7/9/20(4)	655	709
144A 6.800%, 11/22/25(4)	500	523
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(10)	775	787
Webster Financial Corp. 5.125%, 4/15/14	205	202
Willis Group Holdings plc North America, Inc.
7.000%, 9/29/19	500	580
5.750%, 3/15/21	465	507
Yankee Candle Co. Holdings LLC / Yankee
Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	440	450
Zions Bancorp
7.750%, 9/23/14	225	244
4.500%, 3/27/17	710	714

		57,226

Health Care—0.4%
Express Scripts Holding Co. 144A 3.900%, 2/15/22(4)	870	902
Omnicare, Inc. 7.750%, 6/1/20	240	263
Patheon, Inc. 144A 8.625%, 4/15/17(4)	110	108
Rotech Healthcare, Inc. 10.750%, 10/15/15	75	72
Select Medical Corp. 7.625%, 2/1/15	225	226
U.S. Oncology, Inc. 0.000%, 2/16/49(7)	300	0

		1,571

Industrials—5.8%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	600	615
Aircastle Ltd. 7.625%, 4/15/20	1,290	1,316

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
America West Airlines, Inc. Pass-Through-Trust 00-1, G 8.057%, 7/2/20	$485	$514
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	656	656
99-1, A1 7.200%, 1/2/19	750	750
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	1,118	1,163
CHC Helicopter SA 9.250%, 10/15/20	725	712
Continental Airlines Pass-Through-Trust
98-1, A, 6.648%, 9/15/17	281	296
97-4, A, 6.900%, 1/2/18	458	482
01-A1, 6.703%, 6/15/21	241	259
Deluxe Corp. 7.000%, 3/15/19	510	530
Embraer SA 5.150%, 6/15/22	1,040	1,068
Iron Mountain, Inc. 7.750%, 10/1/19	650	705
JMC Steel Group 144A 8.250%, 3/15/18(4)	570	569
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	625	677
Liberty Tire Recycling 144A 11.000%, 10/1/16(4)	170	156
Masco Corp. 5.950%, 3/15/22	1,560	1,607
Nortek, Inc. 8.500%, 4/15/21	500	491
Owens Corning, Inc. 6.500%, 12/1/16	595	662
Pactiv LLC 8.125%, 6/15/17	1,645	1,522
Production Resource Group, Inc. 8.875%, 5/1/19	250	190
Ryder System, Inc. 2.500%, 3/1/17	1,000	1,009
Steelcase, Inc. 6.375%, 2/15/21	675	716
Teekay Corp. 8.500%, 1/15/20	300	306
Thermadyne Holdings Corp. 9.000%, 12/15/17	500	514
U.S. Airways Pass-Through-Trust
01-1G 7.076%, 3/20/21	1,041	1,065
12-1A 5.900%, 10/1/24	500	512
Verso Paper Holdings LLC / Verso Paper, Inc. 144A 11.750%, 1/15/19(4)	275	210
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	750	817

		20,089

Information Technology—1.5%
Amkor Technology, Inc. 6.625%, 6/1/21	900	902
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	525	552
Digicel Ltd. 144A 8.250%, 9/1/17(4)	425	437
eAccess Ltd. 144A 8.250%, 4/1/18(4)	400	368
EarthLink, Inc. 8.875%, 5/15/19	225	220

	PAR VALUE	VALUE
Information Technology—(continued)
Freescale Semiconductor, Inc. 144A 9.250%,
4/15/18(4)	$300	$323
Jabil Circuit, Inc. 8.250%, 3/15/18	1,100	1,295
Seagate HDD Cayman 7.750%, 12/15/18	600	667
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	500	390

		5,154

Materials—3.7%
Vale Overseas Ltd. 4.375%, 1/11/22	920	938
Arcelormittal 6.250%, 2/25/22	950	931
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	500	514
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	46	49
Carpenter Technology Corp. 5.200%, 7/15/21	600	627
Cascades, Inc. 7.875%, 1/15/20	1,100	1,105
Catalyst Paper Corp. 7.375%, 3/1/14(6)(11)	645	14
Celulosa Arauco y Constitucion SA 144A 4.750%, 1/11/22(4)	750	767
Edgen Murray Corp. 12.250%, 1/15/15	650	650
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(4)	650	692
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	250	279
Owens-Brockway Glass Container, Inc. 7.375%, 5/15/16	475	532
Packaging Corp. of America 3.900%, 6/15/22	945	949
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)	650	661
144A 8.375%, 6/15/19(4)	440	442
144A 6.625%, 4/15/21(4)	970	921
Severstal OAO (Steel Capital SA)
144A 6.250%, 7/26/16(4)	445	447
144A 6.700%, 10/25/17(4)(10)	425	431
United States Steel Corp. 7.500%, 3/15/22	860	830
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	775	787
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B, 11.375%, 8/1/16	336	160

		12,726

Telecommunication Services—2.2%
Axtel SAB de CV 144A 9.000%, 9/22/19(4)	200	134
CenturyLink, Inc. 5.800%, 3/15/22	750	747
Cincinnati Bell, Inc. 8.250%, 10/15/17	705	737

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	$500	$543
ITC DeltaCom, Inc. 10.500%, 4/1/16	400	428
Nextel Communications, Inc.
Series E 6.875%, 10/31/13	69	70
Series D, 7.375%, 8/1/15	650	654
Telecom Italia Capital SA 7.175%, 6/18/19	1,000	995
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	305	311
Virgin Media Finance plc Series 1, 9.500%, 8/15/16	377	422
Vivendi SA 144A 4.750%, 4/12/22(4)	775	765
West Corp. 8.625%, 10/1/18	150	160
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	850	691
Windstream Corp. 7.750%, 10/15/20	1,005	1,070

		7,727

Utilities—1.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
6.250%, 8/20/19	660	666
7.000%, 5/20/22	450	465
Calpine Corp. 144A 7.875%, 1/15/23(4)	1,250	1,369
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	116
Covanta Holding Corp. 6.375%, 10/1/22	1,065	1,132
Mega Advance Investments Ltd. 144A 5.000%, 5/12/21(4)	500	531
Midwest Generation LLC Series B 8.560%, 1/2/16	72	69
NRG Energy, Inc.
7.625%, 1/15/18	105	109
7.625%, 5/15/19	500	509
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 3/15/20	180	188
Texas Competitive Electric Holdings Co.,
LLC/Texas Competitive Electric Holdings Finance, Inc. Series A 10.250%, 11/1/15	200	52

		5,206

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $159,367)		162,090

	PAR VALUE		VALUE
LOAN AGREEMENTS(3)—15.6%
Consumer Discretionary—5.5%
Advantage Sales & Marketing, Inc. Second Lien, 9.250%, 6/18/18	$385		$385
Affinity Gaming 5.500%, 11/9/17	591		595
AMF Bowling Worldwide, Inc. Tranche B, 3.250%, 6/7/13	462		430
August Holding Co., Inc. (Schrader)
First Lien, US 6.250%, 4/27/18	324		325
First Lien, LUX 6.250%, 4/27/18	421		422
Caesars Entertainment Operating Co., Inc.
(Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	210		213
Tranche B, 9.250%, 4/25/17	300		296
Tranche B-6, 5.495%, 1/28/18	948		847
Cengage Learning Acquisitions, Inc. 2.500%, 7/3/14	774		720
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	248		250
Clear Channel Communications, Inc. Tranche A, 3.650%, 7/30/14	295		270
Tranche B, 3.895%, 1/29/16	237		190
Cumulus Media Holdings, Inc.
First Lien, 7.500%, 9/17/18	398		397
Second Lien, 7.500%, 3/18/19	500		505
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	515		517
Focus Brands, Inc. First Lien, 6.583%, 2/21/18	717		720
Fram Group Holdings, Inc./Prestone Holdings, Inc. Second Lien, 10.500%, 1/29/18	500		438
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	462	CAD	451
Getty Images, Inc. 5.625%, 11/7/16	313		314
Granite Broadcasting Corp. Tranche B 8.500%, 5/23/18	499		494
Guitar Center, Inc. Extended, 5.720%, 4/9/17	250		235
HD Supply, Inc. Tranche B, 0.000%, 10/12/17	1,030		1,039
HHI Holdings LLC 7.375%, 3/21/17	844		848
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	600		602
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.) 3.240%, 2/1/14	575		563

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Kalispel Tribal Economic Authority 7.500%, 2/25/17	$470	$462
Landry’s Restaurant, Inc. Tranche B, 6.500%, 4/24/18	1,097	1,102
Michaels Stores, Inc. Tranche B-2, 5.000%, 7/31/16	509	510
Nielsen Finance LLC Tranche B, 3.990%, 5/2/16	202	201
Oberthur Technologies, Inc. Tranche B-3, 6.250%, 11/30/18	725	709
Ozburn-Hessey Holding Co., LLC First Lien, 8.375%, 4/8/16	348	325
Radio One, Inc. 0.000%, 3/31/16	221	218
Sinclair Television Group, Inc. Tranche B 4.000%, 10/28/16	134	134
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	320	309
SRAM LLC Second Lien, 8.500%, 12/7/18	229	231
Stackpole Powertrain International ULC 7.500%, 8/2/17	496	498
TI Group Automotive Systems LLC 6.750%, 3/14/18	1,096	1,074
Transtar Industries, Inc. Second Lien, 10.250%, 12/21/17	275	276
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	706	687
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	436	434

		19,236

Consumer Staples—0.4%
Del Monte Foods Co. 4.500%, 3/8/18	109	108
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	440	438
Spectrum Brands Holdings, Inc. 5.417%, 6/17/16	538	541
U.S. Food Service, Inc. 5.750%, 3/31/17	248	238

		1,325

Energy—0.6%
Chesapeake Energy Corp. 8.500%, 12/2/17	360	357
Frac Tech Services LLC 6.250%, 5/6/16	1,305	1,196
NGPL PipeCo LLC 6.750%, 9/15/17	530	521

		2,074

Financials—1.1%
Asurion LLC Second Lien, 9.000%, 5/24/19	400	409

	PAR VALUE	VALUE
Financials—(continued)
iStar Financial, Inc.
Tranche A-2, 7.000%, 6/30/14	$465	$465
Tranche A-2, 7.000%, 3/19/17	250	250
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	108	112
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	464	467
Ocwen Financial Corp. 7.000%, 9/1/16	206	207
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	267	265
RPI Finance Trust 4.000%, 11/9/18	848	843
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	420	397
Walter Investment Management Corp. First Lien, 7.750%, 6/30/16	296	298

		3,713

Health Care—1.3%
Alkermes, Inc. First Lien, 6.750%, 9/16/17	498	501
AMN Healthcare, Inc. Tranche B, 6.000%, 4/5/18	758	763
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	409	397
Ardent Health Services LLC 6.500%, 9/15/15	483	482
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	294	276
Kinetic Concepts, Inc. Tranche B-1, 7.000%, 5/4/18	748	756
National Specialty Hospitals, Inc. Tranche DD, 0.750%, 2/3/17	74	72
8.350%, 2/3/17	420	410
Smile Brands, Inc. Tranche B, 7.000%, 12/21/17	369	368
Surgery Center Holdings, Inc. 6.500%, 2/6/17	396	395

		4,420

Industrials—1.6%
Aveta, Inc.
(NAMM Holdings, Inc.) 8.500%, 4/4/17	238	237
(MMM Holdings, Inc.) 8.500%, 4/4/17	238	238
AWAS Finance Luxemborg SA 0.000%, 7/1/18	208	208
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	509	510
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	285	282

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
CHG Companies, Inc. First Lien, 5.250%, 10/7/16	$342	$340
Goodman Global, Inc. Second Lien, 9.000%, 10/30/17	127	129
Harland Clarke Holdings Corp. Tranche B 2.788%, 6/30/14	964	866
Husky Injection Molding System (Yukon Acquisition, Inc.) 0.000%, 6/29/18	573	577
Intelligrated, Inc. First Lien, 7.500%, 2/17/17	441	441
Protection One, Inc. 5.750%, 3/21/19	369	368
Vertrue LLC (V2V Holdings LLC) First Lien, 6.500%, 8/16/14	165	52
Zuffa LLC First Lien, 7.500%, 6/8/15	1,145	1,145
7.500%, 6/19/15	207	207

		5,600

Information Technology—2.6%
Applied Systems, Inc. Second Lien, 9.250%, 6/8/17	333	333
Avaya, Inc.
Tranche B-1, 3.217%, 10/24/14	242	228
Tranche B-3, 4.967%, 10/26/17	485	431
AVG Technologies N.V. 7.688%, 3/15/16	372	363
Blue Coat Systems, Inc. First Lien, 7.688%, 2/15/18	550	550
DynCorp International LLC 6.500%, 7/7/16	523	523
First Data Corp.
Tranche B-1, 2.995%, 9/24/14	176	170
Tranche B-3 2.995%, 9/24/14	281	271
5.245%, 3/24/17	325	311
Freescale Semiconductor, Inc.
Tranche B-1, 4.490%, 12/1/16	389	369
Tranche B-2, 6.000%, 2/28/19	359	355
ILC Industries LLC (Data Device Corp.) 7.250%, 12/23/16	320	317
Ipreo Holdings LLC 8.000%, 8/5/17	496	495
Lawson Software Tranche B, 6.250%, 4/5/18	1,250	1,258
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	650	644
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	248	201
Sophia LP (DataTel, Inc.) 6.250%, 7/19/18	539	543

	PAR VALUE	VALUE
Information Technology—(continued)
Sorenson Communications, Inc. Tranche C, 6.000%, 8/16/13	$213	$206
Spansion LLC 4.750%, 2/9/15	281	282
SRA International, Inc. 6.500%, 7/20/18	504	490
Wall Street Systems, Inc. Second Lien, 9.000%, 6/20/18	335	334
Zayo Group LLC 0.000%, 7/2/19	544	547

		9,221

Materials—1.2%
Anchor Glass Container Corp. Second Lien, 10.000%, 9/2/16	760	760
AZ Chem US, Inc. 7.250%, 12/22/17	564	569
CPG International, Inc. 6.000%, 2/18/17	262	253
General Chemical Corp. Tranche B, 5.375%, 10/6/15	311	309
New Sunward Holding BV Tranche B, 4.740%, 2/14/14	252	234
NewPage Corp. 8.000%, 3/8/13	350	355
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	823	830
Norit Holding B.V. 6.750%, 7/10/17	337	339
Waupaca Foundry, Inc. 0.000%, 6/29/17	471	470

		4,119

Telecommunication Services—1.2%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	480	479
Level 3 Financing, Inc.
Tranche A, 2.605%, 3/13/14	309	304
Tranche A, 2.720%, 9/3/18	1,000	1,002
Presidio, Inc. 7.250%, 3/31/17	219	221
Sidera Networks, Inc. (RCN Corp.) 6.000%, 8/26/16	529	519
U.S. TelePacific Corp. 5.750%, 2/23/17	911	847
Univision Communications, Inc. First Lien, 4.500%, 3/31/17	948	900

		4,272

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC Extended, 4.741%, 10/10/17	375	225

TOTAL LOAN AGREEMENTS (Identified Cost $54,331)		54,205

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.5%
Financials—1.3%
Ally Financial, Inc. 144A 7.000%(4)	321	$286
Ally Financial, Inc. Series A, 8.500%	20,000	459
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.919%(3)	675	398
Banco do Brasil S.A. 144A 8.500%(3)(4)	600	689
Bank of America Corp. Series K, 8.000%(3)	375	391
Citigroup Capital XVII Series E 6.350%	8,460	209
FNMA Series S, 8.250%(2)(3)	38	61
JPMorgan Chase & Co. 7.90%(3)	247	271
PNC Financial Services Group, Inc. Series K 8.250%(3)	350	361
U.S. Bancorp Series G 6.000%(3)	22,600	619
UOB Cayman Ltd. 144A 5.80%(3)(4)	500	513
Zions Bancorp, Series C, ADR 9.500%	9	236

		4,493

Industrials—0.2%
Seaspan Corp. Series C, 9.50%	20	544

TOTAL PREFERRED STOCK (Identified Cost $5,361)		5,037

COMMON STOCKS—0.0%
Consumer Discretionary—0.0%
Mark IV Industries(2)	446	15

TOTAL COMMON STOCKS (Identified Cost $4)		15

TOTAL LONG TERM INVESTMENTS—98.5% (Identified cost $335,598)		342,310

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	3,957,670	3,958

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,958)		3,958

	SHARES	VALUE
TOTAL INVESTMENTS—99.6% (Identified Cost $339,556)		346,268	(1)
Other assets and liabilities, net—0.4%		1,390

NET ASSETS—100.0%		$347,658

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GDP	Gross Domestic Product
GmbH	Limited liability company.
OJSC	Open Joint Stock Company.
PIK	Payment-in-Kind Security
plc	Public Limited Co.
S.A.	Sociedad Anonima or Sociedade Anonima.

SAB

de CV	A variable capital company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $81,547 or 23.5% of net assets.

(5)	Regulation S Security. Security is offered ans sold outside of the United States..
(6)	Illiquid security.
(7)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(11)	Security in default.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	73%
Brazil	4
Canada	2
Russia	2
United Kingdom	2
Australia	1
South Korea	1
Other	15

Total	100%

†	% of total investments as of June 30, 2012

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$15,831	$—	$15,831	$—
Corporate Bonds and Notes	162,090	—	162,075	15	(1)
Foreign Government Securities	32,317	—	32,317	—
Loan Agreements	54,205	—	54,153	52
Mortgage-Backed Securities	60,148	—	60,148	—
Municipal Bonds	857	—	857	—
U.S. Government Securities	11,810	—	11,810	—
Equity Securities:
Preferred Stock (2)	5,037	1,399	3,638	—
Common Stocks	15	—	—	15
Short-Term Investments	3,958	3,958	—	—

Total Investments	$346,268	$5,357	$340,829	$82	(1)

(1)	Includes security valued at $0 beginning and end of period.
(2)	Securities held by the Fund with an end of period value of $544 transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Corporate Bonds And Notes		Loan Agreements	Common Stocks
Balance as of September 30, 2011:	$5	$0	(c)	$—	$5
Accrued Discount/(Premium)	—	—		—	—
Realized Gain (Loss)	—	—		—	—
Change in Unrealized Appreciation (Depreciation)	8	—		—	8
Purchases	2	—		—	2
Sales(b)	—	—		—	—
Transfers Into Level 3 (a)	67	15		52	—
Transfers From Level 3 (a)	—	—		—	—

Balance as of June 30, 2012	$82	$15		$52	$15

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(C)	Amount less than $500.

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—2.3%
U.S. Treasury Note
0.250%, 4/30/14	$75,000		$74,915
0.875%, 12/31/16	44,700		45,119
2.000%, 11/15/21	10,000		10,376

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $130,085)			130,410

MUNICIPAL BONDS—0.5%
Connecticut—0.3%
Mashantucket Western Pequot Tribe Series A, 144A ( NATL Insured) 6.910%, 9/1/12(4)	915		907
State of Connecticut 5.000%, 5/15/22	13,215		16,263

			17,170

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	7,100		7,336

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	4,850		3,100

TOTAL MUNICIPAL BONDS (Identified Cost $28,327)			27,606

FOREIGN GOVERNMENT SECURITIES—9.5%
Bolivarian Republic of Venezuela 8.500%, 10/8/14	11,840		11,781
RegS 5.750%, 2/26/16(5)	3,345		2,893
Commonwealth of Australia Series 118, 6.500%, 5/15/13	49,590	AUD	52,334
Commonwealth of Canada 2.000%, 9/1/12	108,713	CAD	106,943
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	44,229	NZD	36,522
Federative Republic of Brazil
12.500%, 1/5/16	64,984	BRL	39,351
12.500%, 1/5/22	16,730	BRL	11,557
8.500%, 1/5/24	5,000	BRL	2,713
Kingdom of Norway Series 470 6.500%, 5/15/13	117,682	NOK	20,620
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	88,310	SEK	14,093
Republic of Argentina Provincia de Neuquen 144A 7.875%, 4/26/21(4)	6,544		5,170
PIK Interest Capitalization 8.280%, 12/31/33	52,226		34,469
Series GDP 4.368%, 12/15/35(3)	24,420		2,503

	PAR VALUE		VALUE
Republic of Colombia 12.000%, 10/22/15	$9,935,000	COP	$6,902
Republic of Hungary 4.750%, 2/3/15	7,420		7,160
Republic of Indonesia Series FR-23, 11.000%, 12/15/12	26,600,000	IDR	2,910
Series FR-30, 10.750%, 5/15/16	40,550,000	IDR	5,116
Republic of Lithuania 144A 6.750%, 1/15/15(4)	10,600		11,448
144A 6.625%, 2/1/22(4)	5,955		6,819
Republic of Poland Series 0414, 5.750%, 4/25/14	67,160	PLZ	20,551
3.875%, 7/16/15	12,250		12,934
Republic of South Africa Series R206 7.500%, 1/15/14	201,325	ZAR	25,450
Republic of Turkey 9.000%, 3/5/14	33,325	TRY	18,584
Russian Federation 144A 3.250%, 4/4/17(4)	18,000		18,112
RegS 7.500%, 3/31/30(5)	1,610		1,932
State of Qatar 144A 3.125%, 1/20/17(4)	12,000		12,510
United Mexican States Series M, 6.000%, 6/18/15	670,623	MXN	52,016

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $549,247)			543,393

MORTGAGE-BACKED SECURITIES—27.2%
Agency—3.9%
FHLMC 6.000%, 8/1/34	1,043		1,156
FNMA
5.500%, 1/1/17	195		212
6.000%, 5/1/17	60		66
5.500%, 8/1/17	14		15
4.500%, 4/1/18	344		370
5.000%, 10/1/19	1,103		1,197
5.500%, 2/1/20	611		670
5.500%, 3/1/20	807		884
5.500%, 3/1/20	282		309
5.500%, 3/1/20	27		29
5.500%, 3/1/20	236		259
5.500%, 4/1/20	522		571
5.000%, 6/1/20	1,607		1,744
4.000%, 8/1/25	37,586		39,996
3.000%, 6/1/27	1,956		2,053
6.000%, 12/1/32	119		134
5.500%, 2/1/33	241		265
5.500%, 5/1/34	1,184		1,301
6.000%, 8/1/34	741		835

1

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
6.000%, 10/1/34	$835	$932
6.000%, 10/1/34	484	540
5.500%, 11/1/34	1,329	1,460
5.500%, 11/1/34	1,080	1,186
6.000%, 11/1/34	1,325	1,479
5.500%, 12/1/34	668	734
5.500%, 1/1/35	1,143	1,255
6.000%, 1/1/37	1,099	1,211
6.000%, 1/1/37	1,319	1,454
5.500%, 7/1/37	11	12
6.000%, 7/1/37	330	363
6.000%, 12/1/37	1,710	1,884
6.000%, 4/1/38	1,099	1,211
5.500%, 9/1/38	1,285	1,402
5.500%, 12/1/38	1,029	1,123
4.500%, 4/1/40	28,908	31,117
5.000%, 7/1/40	8,071	8,805
5.000%, 7/1/40	5,658	6,154
5.000%, 8/1/40	32,247	34,914
4.000%, 10/1/40	489	522
4.000%, 2/1/41	9,941	10,600
4.000%, 3/1/41	12,794	13,646
4.500%, 5/1/41	15,158	16,345
4.000%, 9/1/41	13,738	14,653
3.500%, 4/1/42	18,129	19,122
GNMA
6.500%, 7/15/31	22	26
6.500%, 8/15/31	51	60
6.500%, 11/15/31	33	39
6.500%, 2/15/32	26	30
6.500%, 4/15/32	75	87
6.500%, 4/15/32	85	99

		224,531

Non-Agency—23.3%
JPMorgan Chase & Co. 06-A4, 3A1 5.518%, 6/25/36(3)	1,026	874
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	2,174	2,086
American General Mortgage Loan Trust 09-1, A6, 144A 5.750%, 9/25/48(3)(4)	13,850	14,214
10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	8,967	9,163

	PAR VALUE	VALUE
Non-Agency—(continued)
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	$3,685	$3,873
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(4)	12,678	13,512
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	5,936	6,242
Banc of America Funding Corp. 04-4, 3A1 4.750%, 10/25/19	9,593	9,835
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	6,075	6,253
05-1, 1A22 5.250%, 2/25/35	1,247	1,243
05-3, 2A2 5.500%, 3/25/35	2,759	2,771
Bank of America (Merrill Lynch) Commercial
Mortgage, Inc.
05-2, B 5.289%, 7/10/43(3)	10,141	10,413
05-6, AM 5.366%, 9/10/47(3)	1,630	1,782
07-1, AMFX 5.482%, 1/15/49(3)	15,350	15,695
Bear Stearns Adjustable Rate Mortgage Trust
03-9, 4A1 4.861%, 2/25/34(3)	18,314	18,396
05-4, 2AA1 144A 5.145%, 8/25/35(3)(4)	2,219	2,224
Bear Stearns Alt-A Trust 05-4, 24A1 2.950%,
5/25/35(3)	9,594	8,360
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.713%, 4/12/38(3)	11,600	12,402
06-PW12, AM 5.757%, 9/11/38(3)	9,250	10,059
06-PW14, A4 5.201%, 12/11/38	7,400	8,360
06-PW14, AM 5.243%, 12/11/38	10,000	10,560
05-PW10, AM 5.449%, 12/11/40(3)	13,345	13,942
04-PWR3, A4 4.715%, 2/11/41	7,015	7,324
06-PW13, AM 5.582%, 9/11/41(3)	3,272	3,503
04-PWR5, A5 4.978%, 7/11/42(3)	3,925	4,174
07-T28, A4 5.742%, 9/11/42(3)	3,360	3,911
07-PW18, A4 5.700%, 6/11/50	16,500	18,997
Chase Mortgage Finance Corp. 07-A1, 1A1 2.869%, 2/25/37(3)	5,264	5,225
Citicorp Mortgage Securities, Inc.
07-1,A1 5.500%, 1/25/22	1,234	1,229
03-11, 2A10 5.500%, 12/25/33	5,325	5,376
04-4, A6 5.500%, 6/25/34	6,774	7,074
Citicorp Residential Mortgage Securities, Inc. 07- 12,A6 6.265%, 6/25/37(3)	13,043	12,595

2

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Citigroup—Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.394%, 7/15/44(3)	$6,410	$6,922
06-CD2, A4 5.302%, 1/15/46(3)	2,659	2,960
07-CD4, A4 5.322%, 12/11/49	8,380	9,310
Commercial Mortgage Pass-Through-Certificates
12-CR1, A1 1.116%, 1/15/17	3,374	3,382
11-THL, C ,144A 5.163%, 7/3/28(4)	9,000	9,149
01-J2A, A2, 144A 6.096%, 7/16/34(4)	53	53
12-LC4, AM 4.063%, 12/10/44	2,600	2,629
Countrywide Alternative Loan Trust
04-J10, 1A3 4.250%, 10/25/34	2,670	2,543
04-36CBC, 2A1 5.500%, 2/25/35	13,615	13,005
06-13T1, A11 6.000%, 5/25/36	4,923	3,377
06-13T1, A5 6.000%, 5/25/36	1,782	1,231
Countrywide Home Loan Mortgage Pass-Through-Trust
02-35, 1A2 5.000%, 2/25/18	2,921	2,990
03-28, A8 5.500%, 8/25/33	2,980	3,102
04-4, A6 5.500%, 5/25/34	2,363	2,412
Credit Suisse First Boston Mortgage Securities Corp.
04-8, 7A1 6.000%, 12/25/34	11,915	11,988
03-CPN1, C 4.763%, 3/15/35	7,964	7,892
05-11, 8A10 5.500%, 12/25/35	4,433	4,297
02-CKS4, B 5.333%, 11/15/36	5,710	5,714
02-CKS4, C 5.394%, 11/15/36	5,000	5,002
Credit Suisse Mortgage Capital Certificates 06-C1,
A3 5.416%, 2/15/39(3)	7,014	7,142
Deutsche Bank—UBS Mortgage Trust
11-LC3A, A2 3.642%, 8/10/44	11,500	12,398
11-LC1A, A3, 144A 5.002%, 11/10/46(4)	8,681	9,822
Entertainment Properties Trust 03-EPR, A2, 144A 5.244%, 2/15/18(4)	7,854	7,960
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	30,545	30,831
First Horizon Asset Securities, Inc. 06-1, 1A8 6.000%, 5/25/36	4,622	4,448
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	4,332	4,399
GMAC Commercial Mortgage Securities, Inc.
03-C1, D 4.283%, 5/10/36	10,000	10,147
04-C2, A3 5.134%, 8/10/38	1,062	1,098

	PAR VALUE	VALUE
Non-Agency—(continued)
04-C2, A4 5.301%, 8/10/38(3)	$8,178	$8,625
04-C3, A4 4.547%, 12/10/41	1,065	1,067
GMAC Mortgage Corp. Loan Trust
06-HLTV, A4 5.810%, 10/25/29	9,546	9,289
04-AR1, 12A 3.385%, 6/25/34(3)	9,561	9,632
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G, 144A 2.790%, 3/6/20(3)(4)	7,070	6,998
07-EOP, H, 144A 3.300%, 3/6/20(3)(4)	1,850	1,835
11-ALF, B, 144A 3.215%, 2/10/21(4)	8,000	8,111
07-GG10, A4 5.790%, 8/10/45(3)	23,670	26,278
Greenwich Capital Commercial Funding Corp.
02-C1, A4 4.948%, 1/11/35	19,604	19,725
04-GG1, A7 5.317%, 6/10/36(3)	7,950	8,426
GS Mortgage Securities Corp. II 12-GCJ7, A2 2.318%, 5/10/45	10,000	10,255
GSR Mortgage Loan Trust
04-15F, 2A2 5.000%, 12/25/34	5,485	5,580
05-5F, 2A8 5.500%, 6/25/35	8,486	8,655
05-AR4, 6A1 5.250%, 7/25/35(3)	11,859	11,625
07-1F, 2A2 5.500%, 1/25/37	1,691	1,615
Heller Financial Commercial Mortgage Asset 00-PH1,
G, 144A 6.750%, 1/17/34(4)	2,925	3,081
Homebanc Mortgage Trust 05-4, A2 0.575%, 10/25/35(3)	14,995	10,561
Indymac Index Mortgage Loan Trust 05-AR1, 3A1 2.676%, 3/25/35(3)	2,286	1,919
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	15,138	16,376
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	10,739	11,415
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	4,550	4,824
04-C1, A3 4.719%, 1/15/38	5,565	5,775
06-CB17, AM 5.464%, 12/12/43	13,635	12,976
06-LDP7, AM 5.871%, 4/15/45(3)	18,260	19,703
06-LDP7, A4 6.064%, 4/15/45(3)	24,197	27,616
06-LDP9, A3 5.336%, 5/15/47	20,649	22,851
07-LD12, A4 5.882%, 2/15/51(3)	8,029	9,126
JPMorgan Chase Mortgage Trust
03-A2, 3A1 2.365%, 11/25/33(3)	11,105	10,600
05-A1, 4A1 4.731%, 2/25/35(3)	2,049	2,092
05-A2, 4A1 5.085%, 4/25/35(3)	2,296	2,265
05-A4, 3A1 2.611%, 7/25/35(3)	12,358	11,669

3

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Lehman Brothers—UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(3)	$10,536	$11,276
06-C3, AM 5.712%, 3/15/39(3)	7,615	8,144
06-C6, A4 5.372%, 9/15/39	11,830	13,440
07-C2, A2 5.303%, 2/15/40	1,384	1,385
07-C2, A3 5.430%, 2/15/40	7,825	8,737
07-C6, A2 5.845%, 7/15/40	5,426	5,547
07-C7, A3 5.866%, 9/15/45(3)	10,300	11,811
MASTR Adjustable Rate Mortgages Trust 04-12,3A1 2.807%, 11/25/34(3)	4,428	4,261
MASTR Alternative Loans Trust
04-7, 4A1 4.500%, 7/25/19	9,520	9,849
04-6, 7A1 6.000%, 7/25/34	7,674	7,710
04-6,10A1 6.000%, 7/25/34	10,090	10,234
05-2, 2A1 6.000%, 1/25/35	5,699	5,549
05-2, 1A1 6.500%, 3/25/35	14,989	14,424
MASTR Asset Securitization Trust
05-1, 1A1 5.000%, 5/25/20	2,201	2,243
06-1, 1A2 5.750%, 5/25/36	4,196	4,204
Merrill Lynch Floating Trust 08-LAQA, A1 144A 0.779%, 7/9/21(3)(4)	12,578	12,311
Merrill Lynch Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(3)	10,000	11,352
Merrill Lynch Mortgage Trust
06-C1, AM 5.659%, 5/12/39(3)	7,520	8,126
04-KEY2, A3 4.615%, 8/12/39	12,250	12,636
Merrill Lynch/Countrywide Commercial Mortgage Trust
06-3, A4 5.414%, 7/12/46(3)	11,700	13,226
06-4, A3 5.172%, 12/12/49(3)	9,500	10,528
Morgan Stanley Capital I
04-HQ4, A6 4.830%, 4/14/40	3,885	3,944
06-T23, AM 5.987%, 8/12/41(3)	10,575	11,824
Morgan Stanley Capital I, Inc.
06-IQ12, A4 5.332%, 12/15/43	14,865	16,890
07-IQ14, A4 5.692%, 4/15/49(3)	16,825	18,524
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.442%, 2/25/34(3)	2,868	2,838
04-2AR, 4A 4.769%, 2/25/34(3)	4,908	4,944
05-5AR, 4A1 5.272%, 9/25/35(3)	1,560	1,094
07-11AR, 2A3 2.791%, 6/25/37(3)	3,210	1,380
Nomura Asset Acceptance Corp.

	PAR VALUE	VALUE
Non-Agency—(continued)
04-R1, A1 144A 6.500%, 3/25/34(4)	$3,866	$3,924
04-R3, A1 144A 6.500%, 2/25/35(4)	6,314	6,407
Prudential Commercial Mortgage Trust 03-PWR1, D, 144A 4.775%, 2/11/36(4)	4,950	4,870
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	6,100	6,286
04-QS16, 1A5 5.500%, 12/25/34	840	815
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	4,483	4,684
04-SL1, A8 6.500%, 11/25/31	5,381	5,437
04-RS6, AI4 5.457%, 5/25/32(3)	2,828	2,811
04-SL4, A3 6.500%, 7/25/32	2,586	2,678
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	4,057	4,211
05-S1, 1A2 5.500%, 2/25/35	2,750	2,646
06-S4, A2 6.000%, 4/25/36	1,830	1,574
RIAL 2012-LT1A 12-LT1A, A, 144A 4.750%, 2/15/25(4)	7,299	7,314
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(4)	9,200	9,244
Springleaf Mortgage Loan Trust 11-1A, A1, 144A 4.050%, 9/25/41(3)(4)	8,276	8,393
Structured Adjustable Rate Mortgage Loan Trust 04- 4, 3A4 2.818%, 4/25/34(3)	5,311	4,555
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(4)	12,810	12,463
03-21, 2A2 5.250%, 8/25/33	4,457	4,648
04-21XS, 2A4A 4.900%, 12/25/34(3)	4,940	5,016
SunTrust Adjustable Rate Mortgage Loan Trust 07- S1, 5A1 4.769%, 1/25/37(3)	1,786	1,786
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	10,240	11,473
Wachovia Bank Commercial Mortgage Trust
07-C33, A4 6.097%, 7/15/17(3)	14,930	16,737
03-C8, 5 5.172%, 11/15/35(3)	5,500	5,532
04-C15, B 4.892%, 10/15/41	14,875	14,451
05-C20, AMFX 5.179%, 7/15/42(3)	6,000	6,505
06-C25, AM 5.736%, 5/15/43(3)	18,625	20,322
07-C30, A5 5.342%, 12/15/43	25,065	27,055
05-C22, AM 5.316%, 12/15/44(3)	12,245	13,014
07-C33, A5 5.900%, 2/15/51(3)	1,265	1,406
Washington Mutual Commercial Mortgage Securities Trust

4

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
06-SL1, A, 144A 5.296%, 11/23/43(3)(4)	$14,305	$14,017
07-SL3, A, 144A 6.107%, 3/23/45(3)(4)	5,300	5,355
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19	3,999	4,151
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	583	586
03-G, A1 4.100%, 6/25/33(3)	3,296	3,319
04-4, A9 5.500%, 5/25/34	5,157	5,330
04-CC, A1 2.610%, 1/25/35(3)	6,060	5,745
05-AR10, A23 2.627%, 6/25/35(3)	7,517	7,164
05-12, 1A1 5.500%, 11/25/35	10,831	10,882
05-14, 2A1 5.500%, 12/25/35	7,898	8,037
06-4, 2A2 5.500%, 4/25/36	932	870
06-6, 1A15 5.750%, 5/25/36	1,660	1,625
06-9, 1A15 6.000%, 8/25/36	1,059	1,069
07-11, A88 6.000%, 8/25/37	1,045	1,041
07-16, 1A7 6.000%, 12/28/37	5,628	5,308
07-16, 1A1 6.000%, 12/28/37	16,008	16,464
07-AR10, 2A1 6.279%, 1/25/38(3)	8,273	8,298
WFDB Commercial Mortgage Trust 11, BXR, B, 144A 4.786%, 7/5/16(4)	15,000	15,377

		1,327,761

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,481,524)		1,552,292

ASSET-BACKED SECURITIES—13.0%
1st Financial Bank USA
10-B, A, 144A 3.000%, 7/17/17(4)	5,000	5,002
10-C, B, 144A 5.190%, 9/17/18(4)	6,000	6,139
10-D, C, 144A 5.920%, 6/17/19(4)	3,000	3,055
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	3,401	2,503
Ally Auto Receivables Trust 12-3, A2 0.700%, 1/15/15	15,000	15,014
AmeriCredit Automobile Receivables Trust
11-3, C 2.860%, 1/9/17	23,000	23,630
11-1, D 4.260%, 2/8/17	11,119	11,801
11-5, D 5.050%, 12/8/17	5,010	5,231
12-1, C 2.670%, 1/8/18	2,000	2,035
12-3, C 2.420%, 5/8/18	12,750	12,751
12-3, D 3.030%, 7/9/18	11,562	11,561
11-3, E, 144A 5.760%, 12/10/18(4)	1,611	1,657
11-4, E, 144A 6.530%, 1/8/19(4)	3,950	4,076

	PAR VALUE	VALUE
11-5, E 6.760%, 3/8/19	$8,400	$9,069
Americredit Automobile Receivables Trust 12-3E, 144A 4.460%, 11/8/19(4)	4,812	4,874
Ameriquest Mortgage Securities, Inc. 03-10, AF6 4.710%, 11/25/33(3)	4,537	4,514
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(3)	7,229	7,142
Avis Budget Rental Car Funding AESOP LLC 11-3A, A, 144A 3.410%, 11/20/17(4)	10,000	10,586
Banc of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	5,284	4,932
Bayview Financial Acquisition Trust
06-B, 1A2 5.800%, 4/28/36(3)	858	860
07-A, 1A2 6.205%, 5/28/37(3)	6,298	6,365
06-A, 1A2 5.483%, 2/28/41(3)	308	309
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	2,238	2,216
Bush Truck Leasing LLC 11-44, A, 144A 5.000%, 9/25/18(4)	3,039	3,031
BXG Receivables Note Trust 10-A, A 144A 5.100%, 3/2/26(4)	4,869	4,974
CarNow Auto Receivables Trust
12-1A, B, 144A 3.240%, 3/15/16(4)	2,150	2,150
12-1A, C, 144A 4.940%, 3/15/16(4)	3,750	3,751
CIT Equipment Collateral 12-A1, B, 144A 4.120%, 10/21/19(4)	10,000	10,015
CIT Group, Inc. 10-VT1A, B 144A 3.880%, 9/16/13(4)	5,900	5,954
Citicorp Residential Mortgage Securities, Inc.
07-1, A3 5.667%, 3/25/37(3)	780	770
07-1, A6 5.702%, 3/25/37(3)	5,198	4,887
07-2, A3 6.080%, 6/25/37(3)	13,566	13,574
07-2, A4 6.538%, 6/25/37(3)	7,000	5,979
CLI Funding LLC 12-1A, A 144A 4.210%, 6/18/27(4)	3,350	3,350
CNH Equipment Trust
12-B, A4 1.160%, 6/15/20	10,000	10,005
12-B, B 1.780%, 6/15/20	4,000	3,972
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	16,150	16,858
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	574	607
96-2, M1 7.600%, 4/15/26(3)	14,687	13,409
Countrywide Asset-Backed Certificates

5

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
04-13, AF4 4.583%, 1/25/33(3)	$2,068	$2,015
04-10, AF6 4.485%, 12/25/34(3)	6,365	6,074
04-12, AF6 4.634%, 3/25/35(3)	2,966	2,902
Credit-Based Asset Servicing & Securitization LLC 05-CB6, A3 5.120%, 7/25/35(3)	1,337	1,109
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(4)	32,602	34,014
Drug Royalty Corp., Inc. 12-1, A2 144A 5.800%, 7/15/24(4)	6,265	6,263
DSC Floorplan Master Owner Trust 11-1, A, 144A 3.910%, 3/15/16(4)	8,500	8,723
DT Auto Owner Trust
10-1A, C, 144A 3.460%, 1/15/14(4)	2,881	2,884
09-1, B, 144A 5.920%, 10/15/15(4)	825	832
11-2A, C, 144A 3.050%, 2/16/16(4)	5,825	5,822
12-1A, C, 144A 3.380%, 10/16/17(4)	9,975	9,977
Ellington Loan Acquisition Trust 07-2, A2A, 144A 1.145%, 5/25/37(3)(4)	4,923	4,634
Franklin Auto Trust 08-A, D 144A 8.180%, 5/20/16(4)	6,411	6,494
GMAC Mortgage Corp. Loan Trust
06-HE2, A3 6.320%, 5/25/36(3)	6,829	5,007
07-HE1, A2 5.621%, 8/25/37(3)	768	762
Great America Leasing Receivables 09-1, B 144A 4.520%, 11/15/14(4)	3,000	3,070
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	21,263	20,389
Harley-Davidson Motorcycle Trust
09-4, B 3.190%, 9/15/14	9,000	9,046
10-1, C 2.590%, 4/15/18	8,500	8,709
Hertz Vehicle Financing LLC
09-2A, A1, 144A 4.260%, 3/25/14(4)	5,000	5,090
11-1A, A2, 144A 3.290%, 3/25/18(4)	12,290	12,992
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	5,327	5,360
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,615	1,677
JPMorgan Chase Funding Mortgage Loan Asset- Backed Certificates 04-1,1A4 4.111%, 8/25/30	652	651
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	7,749	7,876
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	8,944	8,455
Marriott Vacation Club Owner Trust 12-1A, A, 144A 2.510%, 5/20/30(4)	13,000	12,998

	PAR VALUE	VALUE
10-1A, A 144A 3.540%, 10/20/32(4)	$1,304	$1,338
10-1A, B 144A 4.520%, 10/20/32(4)	2,544	2,606
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	16,204	16,808
MMCA Automobile Trust 11-A, B, 144A 2.720%, 10/17/16(4)	3,500	3,613
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)	15,640	14,150
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(4)	1,013	1,034
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	13,240	12,238
Renaissance Home Equity Loan Trust 05-3, AF4 5.140%, 11/25/35(3)	5,405	3,896
Rental Car Finance Corp. 11-1A, B1, 144A 4.380%, 2/25/16(4)	4,000	4,162
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(3)	3,455	3,429
Residential Funding Mortgage Securities II, Inc.
04-HI3, A5 5.480%, 6/25/34(3)	3,708	3,420
06-HI2, A3 5.790%, 2/25/36	7,404	7,405
06-H11, M1 6.010%, 2/25/36(3)	6,661	6,225
07-HI1, A2 5.640%, 3/25/37	1,952	1,926
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	9,560	9,714
11-1, C 3.110%, 5/16/16	10,000	10,063
10-B, C 144A 3.020%, 10/17/16(4)	20,925	21,293
10-3, C 3.060%, 11/15/17	10,000	10,127
12-2, D 3.870%, 2/15/18	12,000	12,121
Sierra Receivables Funding Co., LLC
07-2A, A1 144A 5.370%, 9/20/19(4)	1,840	1,897
10-3A, B, 144A 4.440%, 11/20/25(4)	8,643	8,888
11-1A, B, 144A 4.230%, 4/20/26(4)	8,099	8,095
SLM Corp.
12-B, A2, 144A 3.480%, 10/15/30(4)	12,000	12,303
12-C, A2, 144A 3.310%, 10/15/46(4)	11,700	11,737
SNAAC Auto Receivables Trust 12-1A, A, 144A 1.780%, 6/15/16(4)	3,700	3,706
Structured Asset Securities Corp. 02-AL1, A3 3.450%, 2/25/32	7,848	7,096
SVO MOI Mortgage Corp.
10-AA, A ,144A 3.650%, 7/20/27(4)	5,162	5,245
11-AA, A, 144A 3.670%, 11/20/27(4)	6,956	7,002
TAL Advantage LLC 1-1A, A, 144A 4.600%, 1/20/26(4)	9,442	9,703

6

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
TAL advantage LLC 12-1A, A 144A 3.860%, 5/20/27(4)	$6,942		$6,954
Terwin Mortgage Trust 04-15AL, A1 144A 5.813%, 7/25/34(3)(4)	8,671		7,664
Textainer Marine Containers Ltd. 12-1A, A 144A 4.210%, 4/15/27(4)	12,547		12,643
Tidewater Auto Receivables Trust 10-A, A 144A 5.920%, 5/15/17(4)	538		542
Trinity Rail Leasing LP 03-1A, A, 144A 5.640%, 10/12/26(4)	2,594		2,820
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	7,190		7,321
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	22,442		23,591
World Omni Automobile Lease Securitization Trust 12-A, A3 0.930%, 11/16/15	5,700		5,706

TOTAL ASSET-BACKED SECURITIES (Identified Cost $736,932)			740,914

CORPORATE BONDS AND NOTES—33.7%
Consumer Discretionary—3.6%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	10,225	BRL	5,396
AutoZone, Inc. 5.750%, 1/15/15	4,420		4,869
Boyd Gaming Corp. 9.125%, 12/1/18	2,425		2,510
CBS Corp. 1.950%, 7/1/17	10,025		10,020
Daimler Finance North America LLC 144A 2.625%, 9/15/16(4)	11,000		11,324
Dana Holding Corp. 6.500%, 2/15/19	3,973		4,241
Dollar General Corp 4.125%, 7/15/17	1,485		1,513
GTP Acquisition Partners I LLC 144A 4.347%, 6/15/16(4)	3,000		3,140
Hyatt Hotels Corp.
144A 5.750%, 8/15/15(4)	900		987
3.875%, 8/15/16	7,000		7,419
Hyundai Capital America 144A 3.750%, 4/6/16(4)	500		519
International Game Technology 7.500%, 6/15/19	1,115		1,329
Korea Expressway Corp. 4.500%, 3/23/15	2,670		2,820
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	14,095		14,332
MGM Resorts International 7.500%, 6/1/16	6,000		6,240
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	9,665		8,360
Nissan Motor Acceptance Corp. 144A 4.500%, 1/30/15(4)	8,620		9,185
Northwest Airlines Pass-Through-Trust

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
01-1, B 7.691%, 4/1/17	$12,600	$12,978
02-1, G2 6.264%, 11/20/21	20,154	20,557
Ono Finance II plc 144A 10.875%, 7/15/19(4)	1,035	807
Penn National Gaming, Inc. 8.750%, 8/15/19	6,615	7,359
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	4,135	3,825
QVC, Inc. 144A 7.125%, 4/15/17(4)	4,550	4,834
144A 7.500%, 10/1/19(4)	8,740	9,703
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	780	864
U.S. Airways Pass-Through-Trust 99-1A 8.360%, 1/20/19	990	1,010
11-1 A 7.125%, 10/22/23	8,181	8,672
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	26,678	30,346
07-01A 6.636%, 7/2/22	7,321	7,650
Wyndham Worldwide Corp. 6.000%, 12/1/16	133	148
5.750%, 2/1/18	1,660	1,847

		204,804

Consumer Staples—0.4%
Altria Group, Inc. 8.500%, 11/10/13	2,775	3,049
BAT International Finance plc 144A 2.125%, 6/7/17(4)	6,845	6,839
144A 9.500%, 11/15/18(4)	1,410	1,921
Bunge Ltd. Finance Corp. 5.100%, 7/15/15	6,000	6,412
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	5,850	6,303

		24,524

Energy—3.5%
Afren plc 144A 11.500%, 2/1/16(4)	4,790	5,137
Anadarko Petroleum Corp. 6.375%, 9/15/17	12,050	14,004
8.700%, 3/15/19	2,925	3,826
Bumi Investment Pte Ltd. 144A 10.750%, 10/6/17(4)	4,900	4,888
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	7,491	7,547
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	3,989	4,188
Chesapeake Energy Corp. 6.775%, 3/15/19	5,545	5,413

7

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	$2,334	$2,417
EP Energy LLC / EP Energy Finance, Inc. 144A 6.875%, 5/1/19(4)	4,000	4,185
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	4,529	4,359
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,665
Gazprom OAO (Gaz Capital SA)
144A 6.212%, 11/22/16(4)	10,405	11,289
144A 8.146%, 4/11/18(4)	2,880	3,429
144A 6.510%, 3/7/22(4)	3,235	3,587
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(4)	9,250	8,984
KazMunaiGas National Co. 144A 8.375%, 7/2/13(4)	6,900	7,251
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	2,545	3,057
Korea National Oil Corp.
144A 5.375%, 7/30/14(4)	4,345	4,617
144A 2.875%, 11/9/15(4)	5,000	5,082
Lukoil International Finance BV 144A 6.375%, 11/5/14(4)	4,900	5,256
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(4)	7,500	7,773
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	2,985	2,918
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	2,900	2,795
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	8,000	7,160
Petrobras International Finance Co.
3.875%, 1/27/16	12,430	12,837
3.500%, 2/6/17	2,000	2,054
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	23,545	19,189
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)(7)(11)	5,455	682
Pioneer Drilling Co. 144A 9.875%, 3/15/18(4)	1,765	1,862
Pioneer Energy Services Corp. 9.875%, 3/15/18	1,245	1,314
Pride International, Inc. 8.500%, 6/15/19	4,065	5,253
Quicksilver Resources, Inc. 7.125%, 4/1/16	3,190	2,472
TNK-BP Finance S.A. RegS 7.500%, 7/18/16(5)	2,835	3,151
TNK-BP Finance SA 144A 6.250%, 2/2/15(4)	500	526
Transocean, Inc. 4.950%, 11/15/15	3,955	4,259
Venoco, Inc. 8.875%, 2/15/19	5,675	5,193
Weatherford International Ltd. 9.625%, 3/1/19	4,110	5,359

		195,978

	PAR VALUE	VALUE
Financials—16.6%
Abbey National Treasury Services plc 4.000%, 4/27/16	$5,000	$4,928
ABN Amro Bank N.V.
144A 3.000%, 1/31/14(4)	9,000	9,040
144A 4.250%, 2/2/17(4)	4,425	4,505
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	5,290	5,602
Aflac, Inc. 8.500%, 5/15/19	1,059	1,383
Air Lease Corp. 144A 5.625%, 4/1/17(4)	12,995	12,865
Akbank TAS 144A 5.125%, 7/22/15(4)	8,900	9,112
Alfa Invest Ltd. RegS 7.875%, 9/25/17(5)	9,750	9,862
Allstate Corp. 6.125%, 5/15/37(3)	4,730	4,659
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp. ) 9.625%, 10/15/18	8,150	8,089
American Express Credit Corp. 5.875%, 5/2/13	4,805	5,005
Series C, 7.300%, 8/20/13	2,600	2,780
American Honda Finance Corp. 144A 6.700%, 10/1/13(4)	4,850	5,204
American International Group, Inc. 4.875%, 9/15/16	8,850	9,391
AON Corp. 3.500%, 9/30/15	1,980	2,069
Associated Banc Corp. 5.125%, 3/28/16	4,590	4,914
Assurant, Inc. 5.625%, 2/15/14	4,060	4,242
AvalonBay Communities, Inc. 5.700%, 3/15/17	2,950	3,402
Banco Bilbao Vizcaya Argentaria Bancomer SA 3.250%, 5/16/14	4,000	3,849
144A 4.500%, 3/10/16(4)	5,000	5,025
Banco Bradesco SA 144A 4.125%, 5/16/16(4)	7,000	7,227
144A 4.500%, 1/12/17(4)	7,000	7,293
Banco Continental SA Via Continental Senior Trustees II Cayman Ltd. 144A 5.750%, 1/18/17(4)(7)	10,000	10,300
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	14,800	15,207
Banco Santander SA 144A 4.500%, 4/6/15(4)	7,500	7,500
144A 3.750%, 9/22/15(4)	3,800	3,801
144A 4.625%, 2/13/17(4)	5,000	4,925
Banco Votorantim SA 144A 5.250%, 2/11/16(4)	8,500	8,691
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	5,810	5,756
Barclays Bank plc

8

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
144A 5.926%, 1/1/00(3)(4)(8)(9)	$3,773	$3,433
5.200%, 7/10/14	1,610	1,696
144A 6.050%, 12/4/17(4)	4,130	4,175
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	4,365	5,221
BioMed Realty LP 3.850%, 4/15/16	9,375	9,654
Brandywine Operating Partnership LP 4.950%, 4/15/18	4,700	4,816
Capital One Financial Corp. 6.150%, 9/1/16	4,300	4,809
Chubb Corp. 6.375%, 3/29/67(3)	8,205	8,472
CIT Group, Inc. 144A 5.250%, 4/1/14(4)	5,000	5,200
Citigroup, Inc.
4.875%, 5/7/15	12,075	12,388
0.738%, 6/9/16(3)	3,400	2,945
5.500%, 2/15/17	3,635	3,800
CNA Financial Corp. 5.850%, 12/15/14	7,575	8,128
Comerica Bank
5.700%, 6/1/14	1,900	2,025
4.800%, 5/1/15	1,828	1,950
5.750%, 11/21/16	5,940	6,714
Corporacion Andina de Fomento 5.200%, 5/21/13	1,000	1,035
Countrywide Financial Corp. 6.250%, 5/15/16	12,000	12,494
Credit Suisse 6.000%, 2/15/18	4,875	5,219
Danske Bank A/S 144A 3.875%, 4/14/16(4)	8,000	7,876
Deutsche Bank Financial LLC 5.375%, 3/2/15	2,933	3,052
Discover Bank 8.700%, 11/18/19	1,750	2,175
DNB Bank ASA 144A 3.200%, 4/3/17(4)	24,700	24,993
Equity One, Inc. 6.250%, 12/15/14	2,485	2,662
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	6,998
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,172
Fifth Third Bank 4.750%, 2/1/15	750	798
First Horizon National Corp. 5.375%, 12/15/15	1,950	2,058
First Tennessee Bank N.A. 5.650%, 4/1/16	12,730	13,298
Ford Motor Credit Co. LLC 144A 4.207%, 4/15/16(4)	10,000	10,387
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(4)(7)	5,000	5,177
General Electric Capital Corp. Series A 3.750%, 11/14/14	3,940	4,137
2.300%, 4/27/17	1,000	1,007
0.846%, 5/5/26(3)	8,000	6,543
Genworth Financial, Inc.
5.750%, 6/15/14	6,890	7,002
7.625%, 9/24/21	4,375	4,136

	PAR VALUE	VALUE
Financials—(continued)
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	$10,345	$7,526
Goldman Sachs Group, Inc. (The)
5.350%, 1/15/16	3,225	3,387
5.625%, 1/15/17	2,800	2,938
7.500%, 2/15/19	2,451	2,797
Hana Bank
144A 4.500%, 10/30/15(4)	11,000	11,657
144A 3.500%, 10/25/17(4)	5,535	5,692
HBOS plc 144A 6.750%, 5/21/18(4)	685	647
HCP, Inc.
3.750%, 2/1/16	8,000	8,323
3.750%, 2/1/19	4,940	4,934
Health Care REIT, Inc.
4.700%, 9/15/17	8,565	9,069
4.125%, 4/1/19	4,100	4,167
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,281
HSBC Bank plc 144A 3.100%, 5/24/16(4)	12,200	12,602
Huntington Bancshares, Inc. 7.000%, 12/15/20	1,025	1,201
Huntington National Bank (The) 4.900%, 1/15/14	1,400	1,421
Hutchison Whampoa International 11 Ltd. 144A 3.500%, 1/13/17(4)	9,000	9,336
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(4)	4,975	5,413
144A 4.375%, 7/27/16(4)	1,500	1,577
144A 3.500%, 9/13/17(4)	8,000	8,071
ING Bank NV
144A 2.375%, 6/9/14(4)	5,000	4,962
144A 4.000%, 3/15/16(4)	9,000	9,064
International Lease Finance Corp. 5.650%, 6/1/14	5,820	5,995
IPIC GMTN Ltd.
144A 3.125%, 11/15/15(4)	2,000	2,063
144A 3.750%, 3/1/17(4)	500	520
Jefferies Group, Inc. 5.125%, 4/13/18	6,541	6,345
JPMorgan Chase & Co. 6.125%, 6/27/17	3,550	3,953
Kazkommerts Bank International BV
144A 7.875%, 4/7/14(4)	4,135	4,104
RegS 8.000%, 11/3/15(5)	1,000	940
KeyBank N.A.
5.700%, 8/15/12	1,800	1,809
5.800%, 7/1/14	1,450	1,555
7.413%, 5/6/15	3,000	3,371
4.950%, 9/15/15	1,295	1,390

9

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
KeyCorp 6.500%, 5/14/13	$2,925		$3,064
Kookmin Bank 144A 7.250%, 5/14/14(4)	5,700		6,242
Korea Development Bank
4.375%, 8/10/15	2,525		2,692
3.875%, 5/4/17	7,000		7,445
3.500%, 8/22/17	9,750		10,183
Legg Mason, Inc. 144A 5.500%, 5/21/19(4)	2,080		2,105
Lincoln National Corp.
8.750%, 7/1/19	2,340		2,948
6.050%, 4/20/67(3)(9)	2,885		2,640
Lloyds TSB Bank plc
144A 4.375%, 1/12/15(4)	2,900		2,995
4.875%, 1/21/16	9,000		9,452
Manufacturers & Traders Trust Co.
1.968%, 4/1/13(3)	3,175		3,175
5.629%, 12/1/21(3)	5,000		4,996
Marshall & Ilsley Bank 5.000%, 1/17/17	3,500		3,774
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13	4,708		4,831
MetLife, Inc. 6.750%, 6/1/16	910		1,067
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(4)	13,770		13,782
Morgan Stanley
6.000%, 5/13/14	1,970		2,042
3.800%, 4/29/16	5,850		5,669
5.750%, 10/18/16	3,455		3,548
144A 10.090%, 5/3/17(4)	10,525	BRL	5,411
Nationwide Health Properties, Inc. 6.250%, 2/1/13	4,825		4,955
Nordea Bank AB 144A 2.125%, 1/14/14(4)	5,000		5,008
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	5,715		6,016
ORIX Corp. 5.000%, 1/12/16	5,228		5,478
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,484
Principal Financial Group, Inc. 7.875%, 5/15/14	2,595		2,890
Progressive Corp. (The) 6.700%, 6/15/37(3)(9)	2,740		2,850
Prudential Financial, Inc.
4.750%, 9/17/15	4,770		5,136
8.875%, 6/15/38(3)	4,200		4,987
Regions Bank 7.500%, 5/15/18	12,001		13,531
Regions Financial Corp.
7.750%, 11/10/14	2,525		2,727
5.750%, 6/15/15	2,535		2,662

	PAR VALUE	VALUE
Financials—(continued)
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	$3,130	$3,340
Royal Bank of Scotland plc (The) Series 2
3.400%, 8/23/13	7,000	7,073
4.875%, 3/16/15	3,230	3,343
3.950%, 9/21/15	3,860	3,932
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	780	858
144A 6.299%, 5/15/17(4)	2,905	3,072
144A 5.298%, 12/27/17(4)	4,800	4,860
Santander U.S. Debt S.A. 144A 3.724%, 1/20/15(4)	8,100	7,535
Sberbank of Russia / Sberbank Capital SA 144A 4.950%, 2/7/17(4)(7)	10,000	10,150
Senior Housing Properties Trust 4.300%, 1/15/16	6,875	6,884
Shinhan Bank 144A 4.375%, 7/27/17(4)	11,700	12,484
SLM Corp. 6.250%, 1/25/16	9,200	9,660
Societe Generale S.A . 144A 5.922%, 4/29/49(3)(4)	6,800	4,620
Societe Generale S.A.
144A 3.100%, 9/14/15(4)	2,900	2,857
144A 3.500%, 1/15/16(4)	6,895	6,816
Sovereign Bank 5.125%, 3/15/13	7,000	6,998
Spansion LLC 7.875%, 11/15/17	2,955	2,852
State Street Corp. 4.956%, 3/15/18(9)	5,000	5,357
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,609
5.450%, 12/1/17	3,750	4,044
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,338
Turkiye Vakiflar Bankasi Tao 144A 5.750%, 4/24/17(4)	14,000	14,140
United Rentals Financing Escrow Corp. 144A 5.750%, 7/15/18(4)	7,895	8,231
Unum Group 7.125%, 9/30/16	6,620	7,638
Vanguard Health Holding Co. II, LLC / Vanguard
Holding Co. II, Inc. 7.750%, 2/1/19	3,212	3,260
Ventas Realty LP / Ventas Capital Corp. 4.000%, 4/30/19	8,030	8,239
Vnesheconombank (VEB Finance plc)
144A 5.375%, 2/13/17(4)	5,415	5,604
144A 5.450%, 11/22/17(4)(7)	1,500	1,552
144A 6.902%, 7/9/20(4)	7,345	7,947
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(4)(7)	6,000	6,292

10

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
144A 6.000%, 4/12/17(4)	$6,800	$6,902
Wachovia Bank NA 5.000%, 8/15/15	2,600	2,837
Webster Financial Corp. 5.125%, 4/15/14	2,500	2,466
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,559
Westpac Banking Corp. 4.200%, 2/27/15	4,920	5,227
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,275
XL Group plc 5.250%, 9/15/14	4,335	4,567
Yapi Ve Kredi Bankasi Via Unicredit Luxembourg SA 144A 5.188%, 10/13/15(4)(7)	2,000	2,015
Zions Bancorp
5.650%, 5/15/14	1,775	1,836
7.750%, 9/23/14	6,194	6,718
4.500%, 3/27/17	8,120	8,167

		946,320

Health Care—0.3%
CareFusion Corp. 5.125%, 8/1/14	2,940	3,150
HCA, Inc. 7.250%, 9/15/20	8,000	8,840
Life Technologies Corp. 3.500%, 1/15/16	3,000	3,124
Patheon, Inc. 144A 8.625%, 4/15/17(4)	720	706
Select Medical Corp. 7.625%, 2/1/15	2,256	2,262
U.S. Oncology, Inc. 0.000%, 2/16/49(10)	1,263	0

		18,082

Industrials—4.5%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	7,416	7,601
Aircastle Ltd. 6.750%, 4/15/17	10,080	10,231
America West Airlines, Inc. Pass-Through-Trust
98-1A, 6.870%, 1/2/17	2,501	2,513
99-1, G 7.930%, 1/2/19	10,170	10,806
00-1, G 8.057%, 7/2/20	10,609	11,245
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	11,424	11,424
99-1, A1 7.200%, 1/2/19	2,420	2,420
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)	11,089	11,533
Continental Airlines Pass-Through-Trust
98-1, A, 6.648%, 9/15/17	5,439	5,732
97-4, A, 6.900%, 1/2/18	4,955	5,215
01-A1, 6.703%, 6/15/21	13,581	14,600
Corp Andina de Fomento 3.750%, 1/15/16	10,000	10,395
Delta Air Lines Pass-Through-Trust
11-1, A 5.300%, 4/15/19	16,454	17,565

	PAR VALUE	VALUE
Industrials—(continued)
10-2A, 2A 4.950%, 5/23/19	$7,330	$7,788
09-1, A 7.750%, 12/17/19	558	634
12-1A, 1A 4.750%, 5/7/20	12,200	12,368
Deluxe Corp. 7.000%, 3/15/19	4,970	5,169
Express Scripts Holding Co. 144A 3.500%, 11/15/16(4)	10,000	10,533
Hutchison Whampoa International Ltd. 144A 4.625%, 9/11/15(4)	3,900	4,169
JMC Steel Group 144A 8.250%, 3/15/18(4)	6,030	6,015
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	8,570	9,277
Owens Corning, Inc. 6.500%, 12/1/16	11,150	12,403
PPL WEM Holdings plc 144A 3.900%, 5/1/16(4)	5,495	5,761
Ryder System, Inc.
3.600%, 3/1/16	3,120	3,288
2.500%, 3/1/17	11,980	12,093
Smiths Group plc 144A 7.200%, 5/15/19(4)	1,700	2,075
Toledo Edison Co. (The) 7.250%, 5/1/20	1,360	1,744
Transnet SOC Ltd. 144A 4.500%, 2/10/16(4)	9,000	9,386
U.S. Airways Pass-Through-Trust
01-1G 7.076%, 3/20/21	17,179	17,565
12-1A 5.900%, 10/1/24	11,500	11,773

		253,321

Information Technology—0.6%
Agilent Technologies, Inc. 5.500%, 9/14/15	2,185	2,446
Digicel Ltd. 144A 8.250%, 9/1/17(4)	5,215	5,359
EarthLink, Inc. 8.875%, 5/15/19	6,725	6,582
Intuit, Inc. 5.750%, 3/15/17	1,334	1,527
MDC-GMTN B.V. 144A 3.750%, 4/20/16(4)	4,000	4,186
National Semiconductor Corp. 6.600%, 6/15/17	3,330	4,118
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	3,400	2,652
Xerox Corp.
5.650%, 5/15/13	4,345	4,502
4.250%, 2/15/15	4,000	4,242

		35,614

Materials—2.2%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	9,224
Anglo American Capital plc 144A 9.375%, 4/8/19(4)	1,950	2,586
ArcelorMittal 5.375%, 6/1/13	4,825	4,962

11

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
9.000%, 2/15/15	$14,830	$16,669
Catalyst Paper Corp.
7.375%, 3/1/14(11)	1,055	24
144A 11.000%, 12/15/16(4)(11)	3,520	1,742
CRH America, Inc.
4.125%, 1/15/16	4,000	4,068
8.125%, 7/15/18	4,770	5,685
Dow Chemical Co. (The) 7.600%, 5/15/14	2,950	3,284
FMG Resources Property Ltd.
144A 6.000%, 4/1/17(4)	2,485	2,504
144A 8.250%, 11/1/19(4)	8,600	9,159
Georgia-Pacific LLC 7.700%, 6/15/15	4,820	5,604
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	1,950	2,174
International Paper Co. 9.375%, 5/15/19	5,330	7,159
Libbey Glass, Inc. 144A 6.875%, 5/15/20(4)	8,135	8,399
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	12,830	13,038
144A 8.375%, 6/15/19(4)	4,860	4,884
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(4)(7)	6,665	6,690
144A 6.700%, 10/25/17(4)(7)	5,975	6,059
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(4)	10,000	10,174
Verso Paper Holdings LLC / Verso Paper, Inc. 8.750%, 2/1/19	225	90

		124,178

Telecommunication Services—1.6%
America Movil SAB de CV 2.375%, 9/8/16	11,000	11,289
Axtel SAB de CV 144A 9.000%, 9/22/19(4)	750	503
CenturyLink, Inc. 6.000%, 4/1/17	10,050	10,681
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	4,925	5,163
144A 3.214%, 8/15/15(4)	4,950	5,035
144A 5.495%, 1/15/17(4)	5,915	6,568
France Telecom SA 2.750%, 9/14/16	1,000	1,019
Nextel Communications, Inc. Series E 6.875%, 10/31/13	1,815	1,831
SBA Tower Trust 144A 4.254%, 4/15/15(4)	11,660	12,194
Telecom Italia Capital SA 6.175%, 6/18/14	4,900	4,937
7.175%, 6/18/19	2,395	2,383
Telefonica Emisiones SAU 6.421%, 6/20/16	7,500	7,199

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Vivendi SA 144A 3.450%, 1/12/18(4)	$10,500	$10,287
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	6,425	5,220
Windstream Corp. 7.750%, 10/15/20	7,210	7,679

		91,988

Utilities—0.4%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.750%, 5/20/20	4,000	4,090
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	5,670	5,727
Enel Finance International N.V. 144A 3.875%, 10/7/14(4)	2,000	1,966
Korea Electric Power Corp. 144A 5.500%, 7/21/14(4)	3,420	3,640
Korea Gas Corp. 144A 6.000%, 7/15/14(4)	2,000	2,152
Korea Hydro & Nuclear Power Co., Ltd. 144A 3.125%, 9/16/15(4)	1,000	1,022
Midwest Generation LLC Series B 8.560%, 1/2/16	947	905
NRG Energy, Inc. 7.625%, 1/15/18	1,485	1,544
TransAlta Corp. 4.750%, 1/15/15	2,220	2,317

		23,363

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $1,860,990)		1,918,172

LOAN AGREEMENTS(3)—12.4%
Consumer Discretionary—3.4%
Acosta, Inc. Tranche C, 0.000%, 3/31/18	8,000	8,015
Advantage Sales & Marketing, Inc. First Lien, 5.250%, 12/18/17	714	711
AMF Bowling Worldwide, Inc. Tranche B, 3.250%, 6/7/13	2,021	1,883
Avis Budget Group, Inc. Tranche B, 6.250%, 9/22/18	1,434	1,437
Boyd Gaming Corp. 6.000%, 12/17/15	4,875	4,908
Burger King Holdings, Inc. Tranche B, 4.500%, 10/19/16	1,538	1,535
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	9,062	9,211
Tranche B-6, 5.495%, 1/28/18	946	845
Cedar Fair LP Tranche 1, 4.000%, 12/15/17	1,546	1,546

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Cengage Learning Acquisitions, Inc. 2.500%, 7/3/14	$6,905		$6,426
Charter Communications Operating LLC
Tranche C, 3.500%, 9/6/16	3,259		3,244
Tranche D, 3.500%, 5/15/19	4,988		4,967
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	8,316		8,389
Cumulus Media Holdings, Inc. First Lien, 5.750%, 9/17/18	9,947		9,937
DineEquity, Inc. Tranche B-1, 4.250%, 10/19/17	3,078		3,071
Dunkin’ Brands, Inc. Tranche B-2, 4.625%, 11/23/17	3,888		3,845
EMI Group North America Holdings, Inc. 0.000%, 2/15/18	7,370		7,422
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	5,434		5,454
Fram Group Holdings, Inc./Prestone Holdings, Inc.
First Lien, 6.500%, 7/29/17	7,444		7,193
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	3,222	CAD	3,145
Getty Images, Inc. 5.625%, 11/7/16	6,406		6,430
Gymboree Corp. 5.000%, 2/23/18	2,737		2,597
HD Supply, Inc. Tranche B, 0.000%, 10/12/17	11,870		11,978
Hubbard Radio LLC First Lien, 5.250%, 4/28/17	3,724		3,724
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.)
3.240%, 2/1/14	2,335		2,285
Tranche B, 5.250%, 4/2/18	3,960		3,964
Landry’s Restaurant, Inc. Tranche B, 6.500%, 4/24/18	10,858		10,902
Leslie’s Poolmart, Inc. Tranche B, 4.500%, 11/21/16	3,324		3,281
Neiman Marcus Group, Inc. 4.750%, 5/16/18	8,102		8,026
Nielsen Finance LLC
Tranche A, 2.240%, 8/9/13	288		288
Tranche B, 3.991%, 5/2/16	3,283		3,279
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	1,198		1,117
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	2,970		2,976
Pilot Travel Centers LLC Tranche B, 4.250%, 3/30/18	3,191		3,206
Radio One, Inc. 6.250%, 3/31/16	1,904		1,880

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sinclair Television Group, Inc. Tranche B 4.000%, 10/28/16	$1,018	$1,021
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,266	2,186
SRAM LLC First Lien, 4.750%, 6/7/18	2,352	2,317
TI Group Automotive Systems LLC 6.750%, 3/14/18	7,758	7,602
Toys “R” Us, Inc. 6.000%, 9/1/16	9,034	8,525
UCI International, Inc. 5.500%, 7/26/17	714	713
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	9,055	8,809
VWR Funding, Inc. 0.000%, 4/3/17	3,211	3,174

		193,464

Consumer Staples—0.4%
American Rock Salt Co. LLC 5.500%, 4/25/17	763	729
Del Monte Foods Co. 4.500%, 3/8/18	1,558	1,538
Michael Foods, Inc. Tranche B 4.500%, 2/25/18	3,258	3,264
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	5,367	5,352
Reynolds Group Holdings, Inc.
Tranche B, 6.500%, 2/9/18	6,935	6,984
Tranche C 6.500%, 8/9/18	4,909	4,959

		22,826

Energy—0.9%
Buffalo Gulf Coast Terminals LLC 7.500%, 10/31/17	3,308	3,312
Chesapeake Energy Corp. 8.500%, 12/2/17	5,480	5,442
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	2,178	2,205
EP Energy LLC 6.500%, 5/24/18	6,150	6,227
Frac Tech Services LLC 6.250%, 5/6/16	13,385	12,263
Gibson Energy Tranche B, 4.750%, 6/15/18	3,848	3,851
Helix Energy Solutions Group, Inc. Extended, 3.744%, 7/1/16	9,474	9,418
NGPL PipeCo LLC 6.750%, 9/15/17	6,570	6,455

		49,173

Financials—1.4%
Asurion LLC (Asurion Corp.) First Lien, 5.500%, 5/24/18	4,480	4,464
Atlantic Broadband First Lien, 5.250%, 4/4/19	7,900	7,933

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Capital Automotive LP Tranche B, 5.250%, 3/11/17	$5,161	$5,115
Delos Aircraft, Inc. 4.750%, 4/12/16	244	245
Fortress Invest Group LLC (FIG LLC) 5.750%, 10/7/15	2,238	2,230
iPayment, Inc . 5.750%, 5/8/17	1,410	1,417
iStar Financial, Inc.
Tranche A-1, 5.000%, 6/28/13	2,769	2,767
Tranche A-2, 7.000%, 6/30/14	3,724	3,726
Tranche A-2, 7.000%, 3/19/17	4,000	4,002
MIP Delaware, LLC (MIPL (LUX) S.A.R.L) 5.500%, 7/12/18	2,315	2,321
MoneyGram International, Inc. 4.250%, 11/17/17	575	567
Nuveen Investments, Inc.
First Lien Extended, 5.963%, 5/13/17	6,455	6,369
First Lien Additional Extended , 5.964%, 5/13/17	3,245	3,213
Second Lien, 5.970%, 2/28/19	2,000	2,011
Pinnacle Foods Finance LLC
Extended, 3.854%, 10/2/16	2,379	2,359
Tranche E, 4.750%, 10/17/18	2,185	2,168
RPI Finance Trust 4.000%, 11/9/18	11,152	11,075
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	9,025	8,524
Tomkins, LLC (Pinafore LLC) Tranche B-1, 4.250%, 9/29/16	527	528
TransUnion LLC 5.500%, 2/10/18	2,853	2,858
Walter Investment Management Corp. First Lien, 7.750%, 6/30/16	3,088	3,111

		77,003

Health Care—1.5%
Alere, Inc.
Tranche B-1, 4.750%, 6/30/17	2,485	2,462
Tranche B-2, 5.375%, 6/30/17	4,988	4,941
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	3,078	2,991
Ardent Health Services LLC 6.500%, 9/15/15	3,926	3,916
Capsugel Holdings, Inc. 5.250%, 8/1/18	2,952	2,971
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.) Tranche 2, 5.250%, 9/15/17	3,714	3,694
Emdeon, Inc. Tranche B-1, 5.000%, 11/2/18	2,486	2,490
HCA, Inc. Tranche B-3, 3.500%, 5/1/18	537	522

	PAR VALUE	VALUE
Health Care—(continued)
HCR ManoCare, Inc. (HCR Healthcare LLC) 5.000%, 4/6/18	$659	$643
Health Management Associates, Inc. Tranche B, 0.000%, 11/16/18	4,596	4,569
Houghton International, Inc. Tranche B-1, 6.750%, 1/29/16	3,343	3,368
Iasis Healthcare LLC Tranche B, 5.000%, 5/3/18	4,950	4,869
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	3,111	2,916
Kinetic Concepts, Inc. Tranche B-1, 7.000%, 5/4/18	7,386	7,460
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17	2,611	2,585
NBTY, Inc. Tranche B-1, 4.250%, 10/2/17	2,334	2,335
Onex Carestream Finance LP (Carestream Health, Inc.) 0.000%, 2/25/17	2,048	1,963
Quintiles Transnational Corp. Tranche B, 5.000%, 6/8/18	4,455	4,419
Rural/Metro Operating Co., LLC First Lien, 0.000%, 6/30/18	3,135	3,085
Sheridan Holdings, Inc. Tranche B, 0.000%, 6/13/18	8,675	8,675
Surgery Center Holdings, Inc. 6.500%, 2/6/17	4,068	4,048
Universal Health Services, Inc. Tranche B, 3.750%, 11/15/16	3,750	3,706
Valeant Pharmaceuticals International, Inc.
0.000%, 2/13/19	2,566	2,529
0.000%, 2/13/19	855	845
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	2,044	2,042

		84,044

Industrials—1.5%
AWAS Finance Luxemborg SA 0.000%, 6/30/18	3,452	3,446
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	5,774	5,789
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	1,528	1,526
Building Materials Holdings Corp. Second Lien 8.000%, 1/5/15(6)	1,223	1,073
Ceridian Corp. 3.200%, 11/9/14	6,441	6,247
Ducommun, Inc. 5.500%, 6/28/17	1,403	1,403
Goodman Global, Inc. First Lien 5.750%, 10/28/16	2,543	2,548
Harland Clarke Holdings Corp. Tranche B 2.788%, 6/30/14	8,304	7,463

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Husky Injection Molding System (Yukon Acquisition, Inc.) 0.000%, 6/29/18	$5,638	$5,677
Protection One, Inc. 5.750%, 3/21/19	6,902	6,893
ServiceMaster Co. (The) 2.740%, 7/24/14	7,736	7,655
Tranche DD, 2.740%, 7/24/14	770	762
Spirit Aerosystems, Inc. Tranche B 3.750%, 4/18/19	13,965	14,015
Swift Transportation Corp. Tranche B-2, 5.000%, 12/21/17	1,278	1,285
Terex Corp. 5.500%, 4/28/17	6,352	6,380
WCA Waste Corp. (WCA Waste Systems, Inc.) 5.500%, 3/23/18	9,489	9,495
WireCo Worldgroup, Inc. 0.000%, 6/1/17	2,515	2,521

		84,178

Information Technology—2.0%
Avaya, Inc.
Tranche B-1, 3.217%, 10/24/14	5,465	5,168
Tranche B-3, 4.967%, 10/26/17	3,067	2,725
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	4,800	4,797
CCC Information Services 5.500%, 11/11/15	406	406
CDW LLC
Non-Extended, 3.741%, 10/10/14	1,482	1,476
Extended, 4.000%, 7/15/17	5,309	5,204
Commscope, Inc. Tranche 1, 4.250%, 1/14/18	1,699	1,691
DynCorp International LLC 6.500%, 7/7/16	5,679	5,680
Edwards (Cayman Islands II) Ltd. First Lien, 5.500%, 5/31/16	3,009	2,996
First Data Corp.
Tranche B-1, 3.000%, 9/24/14	879	848
Tranche B-2, 3.000%, 9/24/14	219	211
Tranche B-3 3.000%, 9/24/14	6,838	6,600
Freescale Semiconductor, Inc.
Tranche B-1, 4.490%, 12/1/16	7,246	6,880
Tranche B-2, 6.000%, 2/28/19	5,516	5,446
Interactive Data Corp. Tranche B, 4.500%, 2/11/18	5,279	5,202
Lawson Software Tranche B, 6.250%, 4/5/18	13,310	13,401
MedAssets, Inc. 5.250%, 11/16/16	1,084	1,089
Mood Media Corp. First Lien 7.000%, 5/6/18	4,589	4,546
NDS Finance Ltd. Tranche B, 3.750%, 3/12/18	1,259	1,258

	PAR VALUE	VALUE
Information Technology—(continued)
Novell, Inc. (Attachmate Corp.) First Lien, 7.750%, 11/22/17	$10,370	$10,279
NuSil Technology LLC 5.250%, 4/7/17	1,089	1,087
Scitor Corp. 5.000%, 2/15/17	759	746
Sophia LP (DataTel, Inc.) 0.000%, 7/19/18	6,808	6,860
Spansion LLC 4.750%, 2/9/15	3,459	3,469
SRA International, Inc. 6.500%, 7/20/18	7,098	6,897
SSI Investments II Ltd. (Skillsoft) 0.000%, 5/26/17	2,991	3,021
Wall Street Systems, Inc. First Lien, 5.500%, 6/20/17	1,520	1,514
Zayo Group LLC 0.000%, 6/30/19	6,916	6,952

		116,449

Materials—0.9%
Anchor Glass Container Corp.
First Lien, 6.000%, 3/2/16	3,088	3,100
Second Lien, 10.000%, 9/2/16	3,975	3,975
Avantor Performance Materials, Inc. 5.000%, 6/24/17	2,333	2,322
AZ Chem US, Inc. 7.250%, 12/22/17	4,618	4,660
Berry Plastics Group, Inc. Tranche C, 2.250%, 4/3/15	3,578	3,460
CPG International, Inc. 6.000%, 2/18/17	2,388	2,303
General Chemical Corp. Tranche B, 5.375%, 10/6/15	5,151	5,128
Harko C.V.(OM Group, Inc.) Tranche B, 5.750%, 8/2/17	3,781	3,780
Huntsman International LLC Extended Tranche B, 2.850%, 4/19/17	8,147	8,013
Ineos Group Holdings Ltd. 6.500%, 5/4/18	2,993	2,936
JMC Steel Group 4.750%, 4/1/17	632	627
Momentive Performance Tranche B-1B 3.750%, 5/5/15	1,995	1,895
Momentive Performance Materials (Blitz 06-103 GmBH) Tranche B-1B, 3.750%, 5/5/15	1,740	1,691
New Sunward Holding BV Tranche B, 4.740%, 2/14/14	2,705	2,512
Norit Holding B.V. 6.750%, 7/10/17	2,749	2,763
Novelis, Inc. Tranche B, 4.000%, 3/10/17	2,389	2,346
Trinseo Materials Operating S.C.A. (Styron S.A.R.L) 6.375%, 8/2/17	2,381	2,237

		53,748

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—0.3%
Level 3 Financing, Inc.
Tranche A, 2.491%, 3/13/14	$8,053	$7,933
Tranche A, 2.791%, 9/3/18	5,645	5,655
nTelos, Inc. Tranche B, 4.000%, 8/7/15	3,213	3,191
U.S. TelePacific Corp. 5.750%, 2/23/17	3,145	2,925

		19,704

Utilities—0.1%
NRG Energy, Inc. 4.000%, 7/1/18	4,455	4,432
Texas Compeptitive Electric Holdings Co. LLC
Extended, 4.740%, 10/10/17	5,925	3,558

		7,990

TOTAL LOAN AGREEMENTS (Identified Cost $709,882)		708,579

	SHARES	VALUE
PREFERRED STOCK—0.2%
Financials—0.2%
Ally Financial, Inc. 144A 7.000%(4)	702	625
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.919%(3)	5,835	3,440
Banco do Brasil S.A. 144A 8.500%(3)(4)	700	804
JPMorgan Chase & Co. 7.90%(3)	3,360	3,684

TOTAL PREFERRED STOCK (Identified Cost $9,071)		8,553

COMMON STOCKS—0.0%
Financials—0.0%
CIT Group, Inc.(2)	26,344	939

TOTAL COMMON STOCKS (Identified Cost $955)		939

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $5,507,013)		5,630,858

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	60,634,066	60,634

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $60,634)		60,634

TOTAL INVESTMENTS—99.9% (Identified Cost $5,567,647)		5,691,492	(1)
Other assets and liabilities, net—0.1%		7,503

NET ASSETS—100.0%		$5,698,995

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
ASA	Allmennaksjeselskap a public limited company.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GDP	Gross Domestic Product
GmbH	Limited liability company.
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap a public limited liability company.
OJSC	Open Joint Stock Company.

PIK	Payment-in-Kind Security
plc	Public Limited Co.
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima or Sociedade Anonima
SAB de
CV	A variable capital company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $1,466,837 or 25.7% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(11)	Security in default.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

16

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	76%
Brazil	2
Canada	2
South Korea	2
United Kingdom	2
Mexico	1
Russia	1
Other	14

Total	100%

†	% of total investments as of June 30, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$740,914	$—	$740,914	$—
Corporate Bonds and Notes	1,918,172	—	1,916,406	1,766	(1)
Foreign Government Securities	543,393	—	543,393	—
Loan Agreements	708,579	—	708,579	—
Mortgage-Backed Securities	1,552,292	—	1,552,292	—
Municipal Bonds	27,606	—	27,606	—
U.S. Government Securities	130,410	—	130,410	—
Equity Securities:
Preferred Stock	8,553	—	8,553	—
Common Stocks	939	939	—	—
Short-Term Investments	60,634	60,634	—	—

Total Investments	$5,691,492	$61,573	$5,628,153	$1,766	(1)

(1)	Includes security valued at $0 beginning and end of period.

Investments in Securities	Total	Asset- Backed Securities	Corporate Bonds And Notes		Common Stocks
Balance as of September 30, 2011:	$2,603	$1,671	$0	(d)	$932
Accrued Discount/(Premium)	— (c)	— (c)	—		—
Realized Gain (Loss)	(416)	(319)	—		(97)
Change in Unrealized Appreciation (Depreciation)	437	337	—		100
Purchases	—	—	—		—
Sales(b)	(2,624)	(1,689)	—		(935)
Transfers Into Level 3 (a)	1,766	—	1,766		—
Transfers From Level 3 (a)	—	—	—		—

Balance as of June 30, 2012	$1,766	$—	$1,766		$—

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012,

for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)	Includes paydowns on securities, if applicable.
(c)	Amount less than $500.

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.0%
Consumer Discretionary—16.7%
Abercrombie & Fitch Co. Class A	33,045	$1,128
Amazon.com, Inc.(2)	144,865	33,080
Apollo Group, Inc. Class A(2)	42,980	1,555
AutoNation, Inc.(2)	16,456	581
AutoZone, Inc.(2)	10,590	3,888
Bed Bath & Beyond, Inc.(2)	93,183	5,759
Best Buy Co., Inc.	111,409	2,335
Big Lots, Inc.(2)	25,482	1,039
BorgWarner, Inc.(2)	45,880	3,009
Cablevision Systems Corp. Class A	85,871	1,141
CarMax, Inc.(2)	91,458	2,372
Carnival Corp.	182,238	6,245
CBS Corp. Class B	260,661	8,544
Chipotle Mexican Grill, Inc.(2)	12,651	4,807
Coach, Inc.	115,504	6,755
Comcast Corp. Class A	1,084,322	34,666
Darden Restaurants, Inc.	51,506	2,608
DeVry, Inc.	23,509	728
DIRECTV Class A(2)	263,417	12,860
Discovery Communications, Inc. Class A(2)	102,389	5,529
Dollar Tree, Inc.(2)	92,840	4,995
DR Horton, Inc.	112,616	2,070
Expedia, Inc.	36,111	1,736
Family Dollar Stores, Inc.	46,733	3,107
Ford Motor Co.	1,534,840	14,719
Fossil, Inc.(2)	20,750	1,588
GameStop Corp. Class A	52,153	958
Gannett Co., Inc.	94,266	1,389
Gap, Inc. (The)	133,705	3,658
Genuine Parts Co.	62,404	3,760
Goodyear Tire & Rubber Co. (The)(2)	98,179	1,160
H&R Block, Inc.	117,983	1,885
Harley-Davidson, Inc.	92,799	4,244
Harman International Industries, Inc.	28,213	1,117
Hasbro, Inc.	46,712	1,582
Home Depot, Inc. (The)	615,599	32,621
International Game Technology	118,652	1,869
Interpublic Group of Cos., Inc. (The)	178,182	1,933
J.C. Penney Co., Inc.(2)	58,621	1,366
Johnson Controls, Inc.	273,562	7,580
Kohl’s Corp.	96,205	4,376

	SHARES	VALUE
Consumer Discretionary—(continued)
Leggett & Platt, Inc.	56,113	$1,186
Lennar Corp. Class A	65,137	2,013
Lowe’s Cos., Inc.	473,256	13,459
Ltd. Brands, Inc.	96,938	4,123
Macy’s, Inc.	166,165	5,708
Marriott International, Inc. Class A	106,334	4,168
Mattel, Inc.	136,888	4,441
McDonald’s Corp.	408,713	36,183
McGraw-Hill Cos., Inc. (The)	112,416	5,059
Netflix, Inc.(2)	22,144	1,516
Newell Rubbermaid, Inc.	116,524	2,114
News Corp. Class A	847,302	18,886
NIKE, Inc. Class B	147,383	12,937
Nordstrom, Inc.	64,111	3,186
O’Reilly Automotive, Inc.(2)	50,470	4,228
Omnicom Group, Inc.	109,478	5,321
priceline.com, Inc.(2)	19,866	13,201
PulteGroup, Inc.(2)	135,704	1,452
Ralph Lauren Corp.	25,888	3,626
Ross Stores, Inc.	90,402	5,647
Scripps Networks Interactive, Inc. Class A	37,104	2,110
Sears Holdings Corp.(2)	15,287	913
Staples, Inc.	277,167	3,617
Starbucks Corp.	305,043	16,265
Starwood Hotels & Resorts Worldwide, Inc.	79,212	4,201
Target Corp.	265,925	15,474
Tiffany & Co.	50,720	2,686
Time Warner Cable, Inc.	125,611	10,313
Time Warner, Inc.	386,058	14,863
TJX Cos., Inc.	297,964	12,792
TripAdvisor, Inc.(2)	38,141	1,705
Urban Outfitters, Inc.(2)	44,631	1,231
VF Corp.	34,652	4,624
Viacom, Inc. Class B	212,271	9,981
Walt Disney Co. (The)	718,838	34,864
Washington Post Co. (The) Class B	1,961	733
Whirlpool Corp.	30,930	1,892
Wyndham Worldwide Corp.	58,407	3,080
Wynn Resorts Ltd.	31,789	3,297
Yum! Brands, Inc.	185,234	11,933

		541,370

Consumer Staples—16.5%
Altria Group, Inc.	711,170	24,571

1

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—(continued)
Archer-Daniels-Midland Co.	277,015	$8,177
Avon Products, Inc.	209,460	3,395
Beam, Inc.	68,550	4,284
Brown-Forman Corp. Class B	43,775	4,240
Campbell Soup Co.	88,440	2,952
Clorox Co. (The)	56,760	4,113
Coca-Cola Co. (The)	872,970	68,258
Coca-Cola Enterprises, Inc.	140,330	3,935
Colgate-Palmolive Co.	190,865	19,869
ConAgra Foods, Inc.	186,160	4,827
Constellation Brands, Inc. Class A(2)	88,555	2,396
Costco Wholesale Corp.	172,650	16,402
CVS Caremark Corp.	509,500	23,809
Dean Foods Co.(2)	110,715	1,885
Dr. Pepper Snapple Group, Inc.	93,360	4,084
Estee Lauder Cos., Inc. (The) Class A	99,170	5,367
General Mills, Inc.	260,755	10,049
Heinz (H.J.) Co.	131,880	7,172
Hershey Co. (The)	65,965	4,751
Hormel Foods Corp.	75,005	2,282
J.M. Smucker Co. (The)	52,610	3,973
Kellogg Co.	108,650	5,360
Kimberly-Clark Corp.	156,970	13,149
Kraft Foods, Inc. Class A	640,005	24,717
Kroger Co. (The)	245,310	5,689
Lorillard, Inc.	55,420	7,313
McCormick & Co., Inc.	62,230	3,774
Mead Johnson Nutrition Co.	83,840	6,750
Molson Coors Brewing Co. Class B	77,085	3,208
Monster Beverage Corp.(2)	71,990	5,126
PepsiCo, Inc.	346,660	24,495
Philip Morris International, Inc.	659,975	57,589
Procter & Gamble Co. (The)	1,059,285	64,881
Reynolds American, Inc.	138,835	6,230
Safeway, Inc.	129,845	2,357
SYSCO Corp.	248,760	7,416
Tyson Foods, Inc. Class A	146,700	2,762
Wal-Mart Stores, Inc.	667,760	46,556
Walgreen Co.	355,590	10,518
Whole Foods Market, Inc.	68,085	6,490

		535,171

Health Care—16.7%
Abbott Laboratories	490,770	31,640

	SHARES	VALUE
Health Care—(continued)
Aetna, Inc.	131,220	$5,087
Agilent Technologies, Inc.	127,800	5,015
Alexion Pharmaceuticals, Inc.(2)	70,350	6,986
Allergan, Inc.	116,255	10,762
AmerisourceBergen Corp.	95,585	3,761
Amgen, Inc.	286,180	20,903
Bard (C.R.), Inc.	32,740	3,518
Baxter International, Inc.	205,630	10,929
Becton, Dickinson & Co.	76,310	5,704
Biogen Idec, Inc.(2)	89,815	12,968
Boston Scientific Corp.(2)	530,915	3,010
Bristol-Myers Squibb Co.	624,720	22,459
Cardinal Health, Inc.	128,550	5,399
CareFusion Corp.(2)	81,375	2,090
Celgene Corp.(2)	162,085	10,399
Cerner Corp.(2)	53,765	4,444
CIGNA Corp.	109,620	4,823
Coventry Health Care, Inc.	52,365	1,665
Covidien plc	177,470	9,495
DaVita, Inc.(2)	34,520	3,390
DENTSPLY International, Inc.	51,915	1,963
Edwards Lifesciences Corp.(2)	41,965	4,335
Eli Lilly & Co.	375,770	16,124
Express Scripts Holding Co.(2)	312,058	17,422
Forest Laboratories, Inc.(2)	98,695	3,453
Gilead Sciences, Inc.(2)	278,685	14,291
Hospira, Inc.(2)	60,695	2,123
Humana, Inc.	64,210	4,972
Intuitive Surgical, Inc.(2)	14,491	8,025
Johnson & Johnson	1,010,595	68,276
Laboratory Corp. of America Holdings(2)	35,450	3,283
Life Technologies Corp.(2)	65,400	2,942
McKesson Corp.	88,913	8,336
Medtronic, Inc.	384,715	14,900
Merck & Co., Inc.	1,119,220	46,727
Mylan, Inc.(2)	157,735	3,371
Patterson Cos., Inc.	32,160	1,109
PerkinElmer, Inc.	41,800	1,078
Perrigo Co.	34,220	4,036
Pfizer, Inc.	2,755,465	63,376
Quest Diagnostics, Inc.	60,275	3,610
St. Jude Medical, Inc.	118,435	4,727
Stryker Corp.	121,040	6,669
Tenet Healthcare Corp.(2)	158,740	832

2

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Thermo Fisher Scientific, Inc.	135,080	$7,012
UnitedHealth Group, Inc.	384,900	22,517
Varian Medical Systems, Inc.(2)	40,840	2,482
Waters Corp.(2)	32,550	2,587
Watson Pharmaceuticals, Inc.(2)	49,245	3,644
WellPoint, Inc.	124,910	7,968
Zimmer Holdings, Inc.	65,560	4,219

		540,856

Industrials—17.0%
3M Co.	292,800	26,235
Avery Dennison Corp.	52,780	1,443
Boeing Co. (The)	321,940	23,920
Caterpillar, Inc.	286,300	24,310
Cintas Corp.	54,540	2,106
Cooper Industries plc	65,150	4,442
CSX Corp.	515,490	11,526
Cummins, Inc.	145,580	14,108
Danaher Corp.	265,750	13,840
Deere & Co.	182,750	14,779
Donnelley (R.R.) & Sons Co.	107,350	1,264
Dover Corp.	91,120	4,885
Dun & Bradstreet Corp.	19,560	1,392
Eaton Corp.	169,900	6,733
Emerson Electric Co.	319,670	14,890
Equifax, Inc.	67,090	3,126
Expeditors International of Washington, Inc.	87,110	3,376
Fastenal Co.	121,450	4,896
FedEx Corp.	139,060	12,739
Flowserve Corp.	22,310	2,560
Fluor Corp.	101,080	4,987
General Dynamics Corp.	161,490	10,652
General Electric Co.	3,228,370	67,279
Goodrich Corp.	79,480	10,086
Grainger (W.W.), Inc.	32,760	6,265
Honeywell International, Inc.	338,290	18,890
Illinois Tool Works, Inc.	208,800	11,043
Ingersoll-Rand plc	122,840	5,181
Iron Mountain, Inc.	70,120	2,311
Jacobs Engineering Group, Inc.(2)	52,850	2,001
Joy Global, Inc.	43,400	2,462
L-3 Communications Holdings, Inc.	39,910	2,954
Lockheed Martin Corp.	115,990	10,100
Masco Corp.	163,550	2,268

	SHARES	VALUE
Industrials—(continued)
Norfolk Southern Corp.	157,380	$11,295
Northrop Grumman Corp.	111,740	7,128
PACCAR, Inc.	170,740	6,691
Pall Corp.	69,490	3,809
Parker Hannifin Corp.	78,130	6,007
Pitney Bowes, Inc.	94,240	1,411
Precision Castparts Corp.	59,510	9,789
Quanta Services, Inc.(2)	87,360	2,103
Raytheon Co.	149,910	8,483
Republic Services, Inc.	129,410	3,424
Robert Half International, Inc.	82,920	2,369
Robinson (C.H.) Worldwide, Inc.	66,600	3,898
Rockwell Automation, Inc.	75,740	5,003
Rockwell Collins, Inc.	76,940	3,797
Roper Industries, Inc.	39,910	3,934
Ryder System, Inc.	38,150	1,374
Snap-On, Inc.	23,720	1,477
Southwest Airlines Co.	346,380	3,194
Stanley Black & Decker, Inc.	69,990	4,505
Stericycle, Inc.(2)	34,850	3,195
Textron, Inc.	143,930	3,580
Tyco International Ltd.	190,470	10,066
Union Pacific Corp.	213,290	25,448
United Parcel Service, Inc. Class B	402,000	31,662
United Technologies Corp.	389,640	29,429
Waste Management, Inc.	207,770	6,940
Xylem, Inc.	76,050	1,914

		550,974

Information Technology—14.4%
Accenture plc Class A	123,820	7,440
Adobe Systems, Inc.(2)	97,680	3,162
Advanced Micro Devices, Inc.(2)	128,960	739
Akamai Technologies, Inc.(2)	38,860	1,234
Altera Corp.	66,435	2,248
Amphenol Corp. Class A	33,220	1,824
Analog Devices, Inc.	60,320	2,272
Apple, Inc.(2)	179,740	104,968
Applied Materials, Inc.	252,720	2,896
Autodesk, Inc.(2)	47,640	1,667
Automatic Data Processing, Inc.	95,960	5,341
BMC Software, Inc.(2)	32,810	1,400
Broadcom Corp. Class A(2)	98,505	3,329
CA, Inc.	71,230	1,930

3

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Cisco Systems, Inc.	1,029,800	$17,682
Citrix Systems, Inc.(2)	37,950	3,186
Cognizant Technology Solutions Corp. Class A(2)	60,640	3,638
Computer Sciences Corp.	31,400	779
Corning, Inc.	297,485	3,847
Dell, Inc.(2)	290,680	3,639
eBay, Inc.(2)	224,720	9,441
Electronic Arts, Inc.(2)	65,320	807
EMC Corp.(2)	409,040	10,484
F5 Networks, Inc.(2)	15,140	1,507
Fidelity National Information Services, Inc.	49,965	1,703
Fiserv, Inc.(2)	27,710	2,001
FLIR Systems, Inc.	32,690	637
Google, Inc. Class A(2)	48,660	28,226
Harris Corp.	23,729	993
Hewlett-Packard Co.	315,520	6,345
Intel Corp.	824,740	21,979
International Business Machines Corp.	221,750	43,370
Intuit, Inc.	59,035	3,504
Jabil Circuit, Inc.	41,610	846
JDS Uniphase Corp.(2)	57,340	631
Juniper Networks, Inc.(2)	104,940	1,712
KLA-Tencor Corp.	34,450	1,697
Lam Research Corp.(2)	38,540	1,455
Lexmark International, Inc. Class A	17,230	458
Linear Technology Corp.	47,320	1,483
LSI Corp.(2)	123,100	784
MasterCard, Inc. Class A	20,709	8,907
Microchip Technology, Inc.	40,530	1,341
Micron Technology, Inc.(2)	202,580	1,278
Microsoft Corp.	1,437,315	43,967
Molex, Inc.	30,670	734
Motorola Solutions, Inc.	57,230	2,753
NetApp, Inc.(2)	73,060	2,325
NVIDIA Corp.(2)	125,650	1,737
Oracle Corp.	750,175	22,280
Paychex, Inc.	64,770	2,034
QUALCOMM, Inc.	331,540	18,460
Red Hat, Inc.(2)	40,160	2,268
SAIC, Inc.	52,935	642
Salesforce.com, Inc.(2)	28,350	3,920
SanDisk Corp.(2)	50,860	1,855
Seagate Technology plc	70,300	1,739
Symantec Corp.(2)	143,120	2,091

	SHARES	VALUE
Information Technology—(continued)
TE Connectivity Ltd.	81,910	$2,614
Teradata Corp.(2)	35,390	2,548
Teradyne, Inc.(2)	45,790	644
Texas Instruments, Inc.	223,355	6,408
Total System Services, Inc.	35,150	841
VeriSign, Inc.(2)	33,350	1,453
Visa, Inc. Class A	95,500	11,807
Western Digital Corp.(2)	47,265	1,441
Western Union Co. (The)	121,460	2,045
Xerox Corp.	277,030	2,180
Xilinx, Inc.	54,090	1,816
Yahoo!, Inc.(2)	239,475	3,791

		469,203

Telecommunication Services—2.4%
AT&T, Inc.	1,127,090	40,192
CenturyLink, Inc.	124,885	4,932
Crown Castle International Corp.(2)	49,610	2,910
Frontier Communications Corp.	230,420	883
MetroPCS Communications, Inc.(2)	67,160	406
Sprint Nextel Corp.(2)	600,110	1,956
Verizon Communications, Inc.	549,100	24,402
Windstream Corp.	125,340	1,211

		76,892

Utilities—16.3%
AES Corp. (The)(2)	751,770	9,645
AGL Resources, Inc.	135,920	5,267
Ameren Corp.	283,625	9,513
American Electric Power Co., Inc.	564,000	22,504
CenterPoint Energy, Inc.	502,380	10,384
CMS Energy Corp.	308,370	7,247
Consolidated Edison, Inc.	341,895	21,262
Dominion Resources, Inc.	662,495	35,775
DTE Energy Co.	199,300	11,824
Duke Energy Corp.	1,430,825	32,995
Edison International	379,355	17,526
Entergy Corp.	205,375	13,943
Exelon Corp.	988,124	37,173
FirstEnergy Corp.	484,805	23,848
Integrys Energy Group, Inc.	91,710	5,215
NextEra Energy, Inc.	483,475	33,268
NiSource, Inc.	334,500	8,279
Northeast Utilities	363,540	14,109

4

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
NRG Energy, Inc.(2)	263,980	$4,583
ONEOK, Inc.	240,940	10,194
Pepco Holdings, Inc.	268,435	5,253
PG&E Corp.	492,115	22,278
Pinnacle West Capital Corp.	129,770	6,714
PPL Corp.	674,905	18,769
Progress Energy, Inc.	345,450	20,786
Public Service Enterprise Group, Inc.	586,440	19,059
SCANA Corp.	134,860	6,452
Sempra Energy	279,625	19,261
Southern Co. (The)	1,007,005	46,624
TECO Energy, Inc.	254,355	4,594
Wisconsin Energy Corp.	267,150	10,571
XCEL Energy, Inc.	569,350	16,175

		531,090

TOTAL COMMON STOCKS (Identified Cost $3,037,416)		3,245,556

TOTAL LONG TERM INVESTMENTS—100.0% (Identified cost $3,037,416)		3,245,556

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
BlackRock Liquidity Funds TempFund Portfolio -
Insitutional Shares (seven-day effective yield 0.150%)	13,959,122	13,959

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,959)		13,959

TOTAL INVESTMENTS—100.4% (Identified Cost $3,051,375)		3,259,515	(1)
Other assets and liabilities, net—(0.4)%		(11,947)

NET ASSETS—100.0%		$3,247,568

Abbreviations:

plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3

Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,245,556	$3,245,556
Short-Term Investments	13,959	13,959

Total Investments	$3,259,515	$3,259,515

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.1%
REAL ESTATE INVESTMENT TRUSTS—97.1%
DIVERSIFIED—4.5%
Digital Realty Trust, Inc.	274,803	$20,630
Vornado Realty Trust	434,047	36,451

		57,081

HEALTH CARE—12.1%
HCP, Inc.	884,271	39,041
Health Care REIT, Inc.	769,449	44,859
Ventas, Inc.	1,120,381	70,718

		154,618

INDUSTRIAL/OFFICE—19.1%
Industrial—4.7%
DCT Industrial Trust, Inc.	2,392,600	15,074
Prologis, Inc.	1,357,425	45,107

		60,181

Mixed—1.2%
Duke Realty Corp.	1,023,391	14,982

Office—13.2%
Alexandria Real Estate Equities, Inc.	119,375	8,681
BioMed Realty Trust, Inc.	1,314,015	24,546
Boston Properties, Inc.	531,983	57,651
Kilroy Realty Corp.	1,037,857	50,243
SL Green Realty Corp.	349,891	28,075

		169,196

		244,359

LODGING/RESORTS—4.8%
Host Hotels & Resorts, Inc.	2,432,152	38,477
LaSalle Hotel Properties	782,511	22,802

		61,279

RESIDENTIAL—21.2%
Apartments—19.1%
Apartment Investment & Management Co. Class A	280,057	7,570
AvalonBay Communities, Inc.	423,356	59,896
BRE Properties, Inc.	350,003	17,507
Camden Property Trust	505,200	34,187
Campus Crest Communities, Inc.	174,966	1,818
Equity Residential	1,148,165	71,600

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(continued)
Essex Property Trust, Inc.	212,741	$32,745
UDR, Inc.	768,505	19,858

		245,181

Manufactured Homes—2.1%
Equity Lifestyle Properties, Inc.	386,964	26,689

		271,870

RETAIL—24.9%
Regional Malls—19.4%
General Growth Properties, Inc.	1,760,475	31,847
Macerich Co. (The)	254,975	15,056
Simon Property Group, Inc.	996,706	155,147
Taubman Centers, Inc.	614,280	47,398

		249,448

Shopping Centers—5.5%
DDR Corp.	1,421,126	20,805
Kimco Realty Corp.	1,110,275	21,129
Regency Centers Corp.	122,483	5,826
Weingarten Realty Investors	855,300	22,529

		70,289

		319,737

SELF STORAGE—10.5%
CubeSmart	870,155	10,154
Extra Space Storage, Inc.	1,716,202	52,516
Public Storage	501,551	72,429

		135,099

TOTAL COMMON STOCKS (Identified Cost $713,180)		1,244,043

TOTAL LONG TERM INVESTMENTS—97.1% (Identified cost $713,180)		1,244,043

SHORT-TERM INVESTMENTS—2.6%
Money Market Mutual Funds—2.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares(seven-day effective yield 0.150%)	33,024,954	33,025

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $33,025)		33,025

1

Virtus Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.7% (Identified Cost $746,205)	1,277,068	(1)
Other assets and liabilities, net—0.3%	4,420

NET ASSETS—100.0%	$1,281,488

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,244,043	$1,244,043
Short-Term Investments	33,025	33,025

Total Investments	$1,277,068	$1,277,068

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—0.3%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	$735		$636
Republic of Argentina PIK Interest Capitalization 8.280%, 12/31/33	1,202		793

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,509)			1,429

ASSET-BACKED SECURITIES—0.6%
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(3)	843		874
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35	998		903
Terwin Mortgage Trust 04-15AL, A1 144A 5.813%, 7/25/34(2)(3)	658		582

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,342)			2,359

CORPORATE BONDS AND NOTES—7.5%
Consumer Discretionary—1.2%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(3)	315		354
Boyd Gaming Corp. 9.125%, 12/1/18	150		155
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(3)	450		344
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(3)	750		812
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(3)	140	CAD	147
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(3)	1,040		968
inVentiv Health, Inc. 144A 10.000%, 8/15/18(3)	270		232
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	600		602
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	450		460
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	525		454
Ono Finance II plc 144A 10.875%, 7/15/19(3)	315		246
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	225		208

			4,982

Consumer Staples—0.1%
Select Medical Holdings Corp. 6.494%, 9/15/15(2)	465		454

Energy—2.2%
Afren plc 144A 11.500%, 2/1/16(3)	760		815

	PAR VALUE	VALUE
Energy—(continued)
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	$933	$940
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	450	473
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	546	566
Energy Partners Ltd. 8.250%, 2/15/18	1,250	1,234
EP Energy LLC / EP Energy Finance, Inc. 144A 6.875%, 5/1/19(3)	445	466
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	735	707
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(3)	750	728
144A 10.500%, 10/15/17(3)	685	688
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	430	420
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	1,870	1,524
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(3)(6)	1,350	169
Venoco, Inc. 8.875%, 2/15/19	875	801

		9,531

Financials—1.2%
Air Lease Corp. 144A 5.625%, 4/1/17(3)	1,100	1,089
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp. ) 9.625%, 10/15/18	1,300	1,290
Ford Motor Credit Co. LLC 6.625%, 8/15/17	205	234
SLM Corp. 6.250%, 1/25/16	375	394
8.450%, 6/15/18	475	532
Spansion LLC 7.875%, 11/15/17	275	265
Springleaf Finance Corp. 5.850%, 6/1/13	500	482
United Rentals Financing Escrow Corp. 144A 5.750%, 7/15/18(3)	55	57
Yankee Candle Co. Holdings LLC / Yankee Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	605	619

		4,962

Health Care—0.1%
Rotech Healthcare, Inc. 10.750%, 10/15/15	100	96
Select Medical Corp. 7.625%, 2/1/15	238	239

		335

Industrials—1.5%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	875	897

1

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Aircastle Ltd. 6.750%, 4/15/17	$2,120	$2,152
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	950	950
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	1,164	1,211
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	575	622
Liberty Tire Recycling 144A 11.000%, 10/1/16(3)	165	152
Production Resource Group, Inc. 8.875%, 5/1/19	500	380
Verso Paper Holdings LLC / Verso Paper, Inc. 144A 11.750%, 1/15/19(3)	205	157

		6,521

Information Technology—0.1%
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(3)	750	585

Materials—0.8%
Appleton Papers, Inc. 144A 10.500%, 6/15/15(3)	625	672
Catalyst Paper Corp. 7.375%, 3/1/14(5)(6)	300	7
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	750	799
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	670	681
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(3)(7)	890	893
Verso Paper Holdings LLC / Verso Paper, Inc. Series B, 11.375%, 8/1/16	251	119

		3,171

Telecommunication Services—0.3%
ITC DeltaCom, Inc. 10.500%, 4/1/16	700	749
Level 3 Financing, Inc. 4.506%, 2/15/15(2)	200	194
Nextel Communications, Inc. Series D, 7.375%, 8/1/15	300	302

		1,245

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $33,596)		31,786

LOAN AGREEMENTS(2)—92.8%
Consumer Discretionary—27.3%
99 Cents Only Stores Tranche B-1, 5.250%, 1/11/19	995	998
Academy Sports and Outdoors 6.000%, 8/3/18	1,592	1,602

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Acosta, Inc. Tranche B, 4.750%, 3/1/18	$1,957	$1,958
Advantage Sales & Marketing, Inc. First Lien, 5.250%, 12/18/17	254	253
Second Lien, 9.250%, 6/18/18	615	614
Affinity Gaming 5.500%, 11/9/17	1,060	1,068
Ameristar Casinos, Inc. Tranche B, 4.000%, 4/16/18	985	987
AMF Bowling Worldwide, Inc. Tranche B, 3.245%, 6/7/13	545	508
August Holding Co., Inc. (Schrader) First Lien, US 6.250%, 4/27/18	435	436
First Lien, LUX 6.250%, 4/27/18	565	567
Avis Budget Group, Inc. Tranche B, 6.250%, 9/22/18	266	266
Boyd Gaming Corp. 3.718%, 12/17/15	2,313	2,295
Bresnan Broadband Holdings LLC Tranche B, 4.500%, 12/14/17	985	981
Burger King Holdings, Inc. Tranche B, 4.500%, 10/19/16	1,259	1,256
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-2, 3.245%, 1/28/15	1,000	935
Tranche B-4, 9.500%, 10/31/16	1,560	1,586
Tranche B, 9.250%, 4/25/17	900	887
Tranche B-6, 9.500%, 1/28/18	1,520	1,358
CCM Merger, Inc. 6.000%, 3/1/17	963	955
Cedar Fair LP Tranche 1, 4.000%, 12/15/17	870	869
Cengage Learning Acquisitions, Inc. 2.500%, 7/3/14	881	820
Cequel Communications LLC 4.000%, 2/14/19	1,796	1,762
Charter Communications Operating LLC Tranche D, 4.000%, 5/15/19	2,095	2,086
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	2,968	2,993
Clear Channel Communications, Inc. Tranche A, 3.645%, 7/30/14	1,063	973
Tranche B, 3.895%, 1/29/16	4,098	3,284
Cumulus Media Holdings, Inc. First Lien, 5.750%, 9/17/18	1,989	1,987
Second Lien, 7.500%, 3/18/19	1,000	1,011
Dave & Buster’s, Inc. 5.500%, 6/1/16	1,413	1,412
Delphi Automotive LLP Tranche B, 3.500%, 3/31/17	407	407

2

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
DineEquity, Inc. Tranche B-1, 4.250%, 10/19/17	$679		$677
EMI Group North America Holdings, Inc. 0.000%, 2/15/18	1,630		1,642
Emmis Operating Co. Tranche B, 4.402%, 11/1/13	489		479
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	2,288		2,297
Focus Brands, Inc. First Lien, 6.583%, 2/21/18	1,377		1,383
Fram Group Holdings, Inc./Prestone Holdings, Inc.
First Lien, 6.500%, 7/29/17	1,489		1,438
Second Lien, 10.500%, 1/29/18	500		438
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	920	CAD	898
General Nutrition Center Tranche B, 4.250%, 3/2/18	750		749
Getty Images, Inc. Tranche B-1, 3.995%, 11/5/15	951		953
5.625%, 11/7/16	1,166		1,170
Granite Broadcasting Corp. Tranche B 8.500%, 5/23/18	1,196		1,184
Guitar Center, Inc. Extended, 5.720%, 4/9/17	525		493
Gymboree Corp. 5.000%, 2/23/18	1,137		1,079
Harbor Freight Tools 5.500%, 11/14/17	1,500		1,497
HD Supply, Inc. Tranche B, 0.000%, 10/12/17	2,310		2,331
HHI Holdings LLC 7.375%, 3/21/17	1,481		1,489
Hubbard Radio LLC
First Lien, 5.250%, 4/28/17	926		926
Second Lien, 8.750%, 4/30/18	600		602
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.) 3.241%, 2/1/14	1,000		979
Tranche B, 5.250%, 4/2/18	1,980		1,982
Isle of Capri Casinos 4.750%, 11/1/13	1,481		1,485
J.Crew Group, Inc. 4.250%, 3/7/18	990		980
Jo-Ann Stores, Inc. 4.750%, 3/16/18	969		959
Kalispel Tribal Economic Authority 7.500%, 2/25/17	941		924
KAR Auction Services, Inc. 5.000%, 5/19/17	990		996
Lamar Media Corp. Tranche B, 4.000%, 12/30/16	830		831
Landry’s Restaurant, Inc. Tranche B, 6.500%, 4/24/18	2,768		2,779
Las Vegas Sands LLC
Non-Extended Tranche B, 1.750%, 5/23/14	315		313
Tranche DD-I, 1.750%, 5/23/14	65		64

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Extended Tranche B, 2.750%, 11/23/16	$1,054	$1,025
Extended Tranche DD-I, 2.750%, 11/23/16	212	207
Leslie’s Poolmart, Inc. Tranche B, 4.500%, 11/21/16	1,010	997
Live Nation Entertainment, Inc. Tranche B, 4.500%, 11/7/16	489	487
MCC LLC (Mediacom Broadband Group) Tranche F, 4.500%, 10/23/17	980	974
Metaldyne LLC 5.250%, 5/18/17	1,035	1,029
MGM Resorts International (MGM Mirage) Extended Tranche E, 5.000%, 2/23/15	2,225	2,247
Michaels Stores, Inc. Tranche B-2, 5.000%, 7/31/16	1,317	1,319
Midcontinent Communications Tranche B, 4.625%, 12/31/16	1,134	1,126
Neiman Marcus Group, Inc. 4.750%, 5/16/18	3,000	2,972
Nielsen Finance LLC Tranche A, 2.241%, 8/9/13	93	93
Tranche B, 3.991%, 5/2/16	1,576	1,575
Oberthur Technologies, Inc. Tranche B-3, 6.250%, 11/30/18	1,100	1,075
OSI Restaurant Partners, LLC
Tranche RC, 0.061%, 6/14/13	138	136
2.563%, 6/14/14	1,392	1,374
Ozburn-Hessey Holding Co., LLC First Lien, 8.375%, 4/8/16	784	731
Pelican Products, Inc. 0.000%, 3/7/17	886	882
Penn National Gaming, Inc. Tranche B, 0.000%, 7/16/18	1,500	1,503
PetCo Animal Supplies, Inc. 4.500%, 11/24/17	1,470	1,462
PF Changs China Bistro, Inc. 0.000%, 5/15/19	2,000	2,007
Pilot Travel Centers LLC Tranche B, 4.250%, 3/30/18	695	698
Playboy Enterprises, Inc. 8.250%, 3/6/17	458	451
Radio One, Inc. 0.000%, 3/31/16	601	594
Remy International, Inc. Tranche B, 6.250%, 12/16/16	481	482
San Juan Cable LLC Tranche B (Firs Lien), 6.000%, 6/9/17	990	987
Savers, Inc. 5.250%, 3/4/17	927	928
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,084	1,046
SRAM LLC

3

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
First Lien, 4.750%, 6/7/18	$397	$391
Second Lien, 8.500%, 12/7/18	571	575
Stackpole Powertrain International ULC 7.500%, 8/2/17	993	996
TI Group Automotive Systems LLC 6.750%, 3/14/18	2,065	2,023
Toys “R” Us, Inc. 6.000%, 9/1/16	1,842	1,739
Transtar Industries, Inc.
5.000%, 12/21/16	1,921	1,906
Second Lien, 10.250%, 12/21/17	450	452
U.S. Security Associates Holdings, Inc.
Tranche B, 6.000%, 7/28/17	831	833
Tranche DD, 6.000%, 7/28/17	163	163
UCI International, Inc. 5.500%, 7/26/17	1,256	1,254
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	2,698	2,625
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	769	765
VWR Funding, Inc. 0.000%, 4/3/17	1,225	1,211
Wendy’s International, Inc.
Tranche DD, 0.500%, 5/15/19	755	751
4.750%, 5/15/19	945	941

		116,163

Consumer Staples—5.4%
American Rock Salt Co. LLC 5.500%, 4/25/17	1,217	1,162
Amscan Holdings, Inc. 6.750%, 12/2/17	983	983
BJ’s Wholesale Club, Inc. First Lien, 5.250%, 9/28/18	1,672	1,680
Dean Foods Co. Tranche B, 3.250%, 4/2/16	1,571	1,550
Del Monte Foods Co. 4.500%, 3/8/18	2,258	2,230
Dole Food Co. Tranche B-2, 5.167%, 7/8/18	693	694
JBS USA Holdings, Inc. 4.750%, 5/25/18	990	963
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	1,883	1,878
Reynolds Group Holdings, Inc. Tranche B, 6.500%, 2/9/18	3,712	3,738
Rite Aid Corp. Tranche 5, 4.500%, 3/3/18	1,922	1,890
Solvest Ltd. (Dole) Tranche C-2, 5.111%, 7/8/18	1,240	1,242
Spectrum Brands Holdings, Inc. 5.417%, 6/17/16	1,301	1,308
U.S. Food Service, Inc. 5.750%, 3/31/17	495	476
U.S. Foodservice, Inc. (U.S. Foods, Inc.) Non-
Extended, 3.000%, 7/3/14	1,477	1,433

	PAR VALUE	VALUE
Consumer Staples—(continued)
Yankee Candle Co., Inc. 5.250%, 4/2/19	$1,995	$1,994

		23,221

Energy—3.1%
Buffalo Gulf Coast Terminals LLC 7.500%, 10/31/17	662	663
Chesapeake Energy Corp. 8.500%, 12/2/17	2,250	2,234
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	231	233
Energy Transfer Equity LP 3.750%, 3/23/17	2,000	1,966
EP Energy LLC 6.500%, 5/24/18	850	861
Frac Tech Services LLC 6.250%, 5/6/16	2,267	2,077
Gibson Energy Tranche B, 4.750%, 6/15/18	2,886	2,888
Helix Energy Solutions Group, Inc. Extended, 3.744%, 7/1/16	1,008	1,002
NGPL PipeCo LLC 6.750%, 9/15/17	1,176	1,156

		13,080

Financials—7.3%
Asurion LLC Second Lien, 9.000%, 5/24/19	1,250	1,278
Asurion LLC (Asurion Corp.) First Lien, 5.500%, 5/24/18	1,179	1,175
Atlantic Broadband First Lien, 5.250%, 4/4/19	2,100	2,109
Capital Automotive LP Tranche B, 5.250%, 3/11/17	2,184	2,165
CB Richard Ellis Services, Inc. Tranche D, 3.741%, 9/4/19	990	981
CNO Financial Group, Inc. Tranche B-1, 6.250%, 9/30/16	895	897
Delos Aircraft, Inc. 4.750%, 4/12/16	728	731
First American Payment Systems LP 6.750%, 11/1/16	1,066	1,071
Fortress Invest Group LLC (FIG LLC) 5.750%, 10/7/15	105	104
iPayment, Inc . 5.750%, 5/8/17	470	472
iStar Financial, Inc.
Tranche A-1, 5.000%, 6/28/13	649	649
Tranche A-2, 7.000%, 6/30/14	846	846
Tranche A-2, 7.000%, 3/19/17	500	500
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	300	312
MIP Delaware, LLC (MIPL (LUX) S.A.R.L) 5.500%, 7/12/18	731	733

4

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
MoneyGram International, Inc. 4.250%, 11/17/17	$1,914	$1,887
Nuveen Investments, Inc.
First Lien Additional Extended , 5.963%, 5/13/17	1,380	1,366
First Lien Extended, 5.966%, 5/13/17	1,045	1,031
Second Lien, 8.250%, 2/28/19	792	797
Ocwen Financial Corp. 7.000%, 9/1/16	823	829
Pinnacle Foods Finance LLC
Extended, 3.853%, 10/2/16	1,066	1,058
Tranche E, 4.750%, 10/17/18	213	212
Re/Max International, Inc. 5.500%, 4/16/16	882	879
Realogy Corp.
Extended, 2.248%, 10/10/16	233	221
First Lien, 4.491%, 10/10/16	2,479	2,349
RPI Finance Trust 4.000%, 11/9/18	1,347	1,338
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	950	897
Tomkins, LLC (Pinafore LLC) Tranche B-1, 4.250%, 9/29/16	279	279
TransUnion LLC 5.500%, 2/10/18	1,536	1,538
UPC Financing Partnership 4.750%, 12/31/17	1,600	1,594
Walter Investment Management Corp. First Lien, 7.750%, 6/30/16	739	745

		31,043

Health Care—13.6%
Alere, Inc.
Tranche B, 4.750%, 6/30/17	993	983
Tranche B-1, 4.750%, 6/30/17	995	986
Alkermes, Inc. First Lien, 6.750%, 9/16/17	1,493	1,502
AMN Healthcare, Inc. Tranche B, 6.000%, 4/5/18	1,428	1,438
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	1,029	1,000
Ardent Health Services LLC 6.500%, 9/15/15	1,853	1,848
Bausch & Lomb, Inc. 5.250%, 5/17/19	2,000	1,992
Biomet, Inc. Tranche B, 3.319%, 3/25/15	972	963
Capsugel Holdings, Inc. 5.250%, 8/1/18	844	849
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.)
Tranche 1, 4.245%, 9/15/16	974	969
Tranche 2, 5.250%, 9/15/17	266	264
Community Health Systems, Inc. Extended, 3.964%, 1/25/17	3,275	3,231

	PAR VALUE	VALUE
Health Care—(continued)
ConvaTec Ltd. 5.750%, 12/22/16	$1,454	$1,459
CRC Health Corp. Tranche B-2, 4.961%, 11/16/15	1,457	1,350
Drumm Investors LLC (Golden Living) 5.000%, 5/4/18	1,732	1,641
Emdeon, Inc. Tranche B-1, 5.000%, 11/2/18	746	747
Generic Drug Holdings, Inc. 6.500%, 4/8/16	750	746
Tranche DD, 6.500%, 4/8/16	103	103
Grifols, Inc. Tranche B, 4.500%, 6/1/17	989	982
HCA, Inc. Tranche B-3, 3.495%, 5/1/18	2,326	2,261
HCR ManoCare, Inc. (HCR Healthcare LLC) 5.000%, 4/6/18	823	803
Health Management Associates, Inc. Tranche B, 4.500%, 11/16/18	2,570	2,555
Houghton International, Inc. Tranche B-1, 6.750%, 1/29/16	1,082	1,090
Iasis Healthcare LLC Tranche B, 5.000%, 5/3/18	1,975	1,943
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	1,257	1,179
Kindred Healthcare, Inc. 5.250%, 6/1/18	1,238	1,179
Kinetic Concepts, Inc. Tranche B-1, 7.000%, 5/4/18	2,042	2,063
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17	870	861
National Mentor Holdings, Inc. Tranche B, 7.000%, 2/9/17	988	970
National Specialty Hospitals, Inc.
Tranche DD, 0.750%, 2/3/17	223	217
8.250%, 2/3/17	1,261	1,230
NBTY, Inc. Tranche B-1, 4.250%, 10/2/17	831	831
Onex Carestream Finance LP (Carestream Health, Inc.) 0.000%, 2/25/17	1,239	1,187
Pharmaceutical Product Development, Inc. 6.250%, 12/5/18	1,990	2,004
Quintiles Transnational Corp. Tranche B, 5.000%, 6/8/18	1,485	1,473
Rural/Metro Operating Co., LLC First Lien, 5.750%, 6/30/18	825	812
Select Medical Holdings Tranche B, 5.500%, 6/1/18	988	972
Sheridan Holdings, Inc. Tranche B, 0.000%, 6/13/18	1,325	1,325
Smile Brands, Inc. Tranche B, 7.250%, 12/21/17	739	737

5

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Station GVR Acquisition LLC (Green Valley Ranch Gaming LLC) First Lien 6.250%, 6/17/16	$906	$906
Surgery Center Holdings, Inc. 6.500%, 2/6/17	1,231	1,225
Surgical Care Affiliates LLC Tranche A, 5.500%, 6/29/18	1,485	1,458
United Surgical Partners International, Inc.
Tranche B, 6.000%, 4/3/19	998	985
Universal Health Services, Inc. Tranche B, 3.750%, 11/15/16	1,642	1,623
Valeant Pharmaceuticals International, Inc.
0.000%, 2/13/19	399	393
0.000%, 2/13/19	133	131
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	1,444	1,442
Warner Chilcott Corp. (WC Luxco S.A.R.L.)
Tranche B-2, 4.250%, 3/15/18	226	225
Tranche B-3, 4.250%, 3/15/18	310	309
Tranche B-1, 4.250%, 3/15/18	451	450

		57,892

Industrials—7.1%
Altegrity, Inc. (U.S. Investigations Services, Inc.) 2.994%, 2/21/15	1,138	1,083
Aveta, Inc.
(MMM Holdings, Inc.) 8.500%, 4/4/17	540	538
(NAMM Holdings, Inc.) 8.500%, 4/4/17	540	538
AWAS Finance Luxemborg SA 0.000%, 6/30/18	458	457
Brickman Group Holdings, Inc. Tranche B-1,
5.500%, 10/14/16	1,587	1,591
Brock Holdings Ill, Inc.
First Lien, 6.000%, 3/16/17	848	847
Second Lien, 10.000%, 3/16/18	450	445
Ceridian Corp. 3.195%, 11/9/14	2,004	1,944
CHG Companies, Inc. First Lien, 5.250%, 10/7/16	1,197	1,189
Delta Air Lines 5.500%, 4/20/17	990	990
Douglas Dynamics LLC 5.750%, 4/18/18	908	893
Ducommun, Inc. 5.500%, 6/28/17	577	577
Emergency Medical Services 5.250%, 5/25/18	881	874
Goodman Global, Inc. Second Lien, 9.000%, 10/30/17	345	350
Harland Clarke Holdings Corp. Tranche B 2.788%, 6/30/14	2,153	1,935

	PAR VALUE	VALUE
Industrials—(continued)
Husky Injection Molding System (Yukon Acquisition, Inc.) 0.000%, 6/29/18	$1,433	$1,443
Intelligrated, Inc. First Lien, 7.500%, 2/17/17	882	882
Protection One, Inc. 5.750%, 3/21/19	1,707	1,705
ServiceMaster Co. (The)
Tranche DD, 2.750%, 7/24/14	169	168
2.817%, 7/24/14	1,700	1,683
SI Organization, Inc. Tranche B, 4.500%, 11/22/16	985	970
Star West Generation LLC Tranche B, 6.000%, 5/17/18	1,058	1,025
Swift Transportation Corp. Tranche B-2, 5.000%, 12/21/17	1,108	1,114
TASC, Inc. Tranche B, 4.500%, 12/18/15	494	486
Terex Corp. 5.500%, 4/28/17	1,588	1,595
TransDigm, Inc. Tranche B-1, 4.000%, 2/14/17	749	749
Vertrue LLC (V2V Holdings LLC) First Lien, 9.250%, 8/16/14(6)	918	289
Waste Industries USA, Inc. Tranche B, 4.750%, 3/17/17	981	980
WCA Waste Corp. (WCA Waste Systems, Inc.) 5.500%, 3/23/18	949	949
WireCo Worldgroup, Inc. 0.000%, 6/1/17	450	451
Zuffa LLC
First Lien, 0.000%, 6/8/15	450	450
7.500%, 6/19/15	1,009	1,009

		30,199

Information Technology—14.2%
Applied Systems, Inc.
First Lien, 5.500%, 12/8/16	950	945
Second Lien, 9.250%, 6/8/17	334	334
Autotrader.com, Inc. Tranche B-1, 4.000%, 12/15/16	1,182	1,182
Avaya, Inc. Tranche B-1, 3.217%, 10/24/14	2,011	1,902
AVG Technologies N.V. 7.688%, 3/15/16	1,006	981
Ax Acquisition Corp. 5.750%, 5/9/18	885	859
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	1,205	1,204
CCC Information Services 5.500%, 11/11/15	644	644
CDW LLC
Non-Extended, 3.741%, 10/10/14	1,596	1,590
Extended, 4.000%, 7/15/17	941	922
Commscope, Inc. Tranche 1, 4.250%, 1/14/18	1,511	1,504

6

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
CPI International Acquisition, Inc. (Catalyst Holdings, Inc.) Tranche B, 5.000%, 2/13/17	$1,231	$1,231
DynCorp International LLC 6.500%, 7/7/16	939	939
Edwards (Cayman Islands II) Ltd. First Lien, 5.500%, 5/31/16	860	856
Epicor Software Corp. (Eagle Parent Inc.) Tranche B, 5.000%, 5/16/18	2,970	2,936
First Data Corp.
Tranche B-3 2.995%, 9/24/14	1,864	1,800
5.245%, 3/24/17	1,116	1,067
4.245%, 3/23/18	2,500	2,300
Freescale Semiconductor, Inc.
Tranche B-1, 4.489%, 12/1/16	2,330	2,212
Tranche B-2, 6.000%, 2/28/19	409	404
Go Daddy Operating Company LLC Tranche B-1, 5.500%, 12/17/18	997	986
ILC Industries LLC (Data Device Corp.) 7.250%, 12/23/16	569	564
Interactive Data Corp. Tranche B, 4.500%, 2/11/18	2,386	2,351
Ipreo Holdings LLC 8.000%, 8/5/17	993	990
Lawson Software Tranche B, 6.250%, 4/5/18	4,100	4,128
MedAssets, Inc. 5.250%, 11/16/16	867	871
Microsemi Corp. Tranche B, 4.000%, 2/2/18	985	979
Mirion Technologies, Inc. 6.250%, 3/30/18	1,247	1,247
Mood Media Corp. First Lien 7.000%, 5/6/18	1,768	1,751
NDS Finance Ltd. Tranche B, 3.750%, 3/12/18	1,210	1,208
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	2,050	2,032
NuSil Technology LLC 5.250%, 4/7/17	633	632
NXP BV/ NXP Funding LLC Tranche A-2 5.500%, 3/3/17	1,596	1,603
RedPrairie Corp. 6.000%, 3/24/16	1,173	1,168
Scitor Corp. 5.000%, 2/15/17	901	886
Sensata Technologies BV 4.000%, 5/12/18	1,485	1,479
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	496	402
Sophia LP (DataTel, Inc.) 6.250%, 7/19/18	1,197	1,206
Sorenson Communications, Inc. Tranche C, 6.000%, 8/16/13	426	411
Sourcehov LLC (Corpsource Finance Holdings LLC) Tranche B (First Lien), 6.625%, 4/28/17	1,238	1,172
Spansion LLC 4.750%, 2/9/15	667	669
SRA International, Inc. 6.500%, 7/20/18	1,260	1,224

	PAR VALUE	VALUE
Information Technology—(continued)
SSI Investments II Ltd. (Skillsoft) 0.000%, 5/26/17	$919	$928
Sungard Data Systems, Inc. Tranche A, 1.993%, 2/28/14	16	16
SymphonyIRI Group, Inc. (Information Resources, Inc.) Tranche 2011, 5.000%, 12/1/17	495	492
Vantiv LLC (Fifth Third Processing Solutions LLC)
Tranche B, 3.750%, 3/27/19	713	713
Verifone Systems, Inc. Tranche B, 4.250%, 12/28/18	995	991
Vertafore, Inc. First Lien, 5.250%, 7/29/16	1,478	1,473
Wall Street Systems, Inc.
First Lien, 9.000%, 6/20/17	380	379
Second Lien, 5.500%, 6/20/18	330	329
Zayo Group LLC 0.000%, 6/30/19	1,240	1,246

		60,338

Materials—7.7%
Anchor Glass Container Corp.
First Lien, 6.000%, 3/2/16	478	480
Second Lien, 10.000%, 9/2/16	715	715
Armstrong World Industries, Inc. Tranche B-1, 4.000%, 3/10/18	1,237	1,231
Ashland, Inc. 3.750%, 8/23/18	992	995
Avantor Performance Materials, Inc. 5.000%, 6/24/17	637	633
AZ Chem US, Inc. 7.250%, 12/22/17	874	882
Berry Plastics Group, Inc. Tranche C, 2.245%, 4/3/15	2,699	2,610
Chemtura Corp. 5.500%, 8/29/16	500	502
CPG International, Inc. 6.000%, 2/18/17	985	950
General Chemical Corp. Tranche B, 5.375%, 10/6/15	1,430	1,424
Harko C.V.(OM Group, Inc.) Tranche B, 5.750%, 8/2/17	1,181	1,181
Huntsman International LLC Extended Tranche B, 0.000%, 4/19/17	1,299	1,277
Ineos Group Holdings Ltd. 6.500%, 5/4/18	2,496	2,449
JMC Steel Group 4.750%, 4/1/17	833	826
Momentive Performance Materials (Blitz 06-103 GmBH) Tranche B-1B, 3.750%, 5/5/15	870	846
Momentive Specialty Chemicals Inc. (Hexion Specialty Chemicals, Inc.)
Tranche C-1B, 4.000%, 5/5/15	2,118	2,050

7

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Tranche C-2B, 4.250%, 5/5/15	$912	$883
New Sunward Holding BV Tranche B, 4.742%, 2/14/14	540	502
NewPage Corp. 8.000%, 3/8/13	1,150	1,165
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,297	1,307
Norit Holding B.V. 6.750%, 7/10/17	854	858
Nortek, Inc. 5.250%, 4/26/17	1,481	1,482
Novelis, Inc. Tranche B, 4.000%, 3/10/17	566	556
Omnova Solutions, Inc. Extended, 5.750%, 5/31/17	985	989
PQ Corp. First Lien, 3.995%, 7/30/14	2,042	1,981
Pro Mach, Inc. 6.250%, 7/6/17	978	973
Solutia, Inc. Tranche 1, 3.500%, 8/1/17	488	487
Trinseo Materials Operating S.C.A. (Styron
S.A.R.L) 6.375%, 8/2/17	568	534
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,378	1,355
Waupaca Foundry, Inc. 0.000%, 6/5/17	571	570

		32,693

Telecommunication Services—5.2%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	1,000	998
Knology, Inc. Tranche B, 4.000%, 8/18/17	1,468	1,466
Level 3 Financing, Inc.
Tranche A, 2.605%, 3/13/14	2,450	2,414
Tranche A, 0.000%, 9/3/18	875	877
MetroPCS Wireless, Inc. Tranche B-3, 4.000%, 3/19/18	1,795	1,760
nTelos, Inc. Tranche B, 4.000%, 8/7/15	895	889
Presidio, Inc. 7.250%, 3/31/17	1,314	1,327
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) First Lien, 0.000%, 5/31/17	1,188	1,182
Sidera Networks, Inc. (RCN Corp.) 6.000%, 8/26/16	1,133	1,109
Syniverse Holdings, Inc. 5.000%, 4/23/19	1,500	1,493
Telesat Canada, Inc. Tranche B, 4.250%, 3/28/19	1,800	1,786
tw Telecom Holdings, Inc. Tranche B-2, 3.500%, 12/30/16	452	452
U.S. TelePacific Corp. 5.750%, 2/23/17	1,607	1,494
Univision Communications, Inc. First Lien, 4.495%, 3/31/17	3,116	2,956

	PAR VALUE	VALUE
Telecommunication Services—(continued)
West Corp. Tranche B-4, 4.569%, 7/15/16	$1,969	$1,964

		22,167

Utilities—1.9%
AES Corp. 4.250%, 6/1/18	1,975	1,978
New Development Holdings LLC (Calpine Corp.) 4.500%, 4/1/18	1,975	1,965
NRG Energy, Inc. 4.000%, 7/1/18	2,881	2,867
Texas Compeptitive Electric Holdings Co. LLC
Extended, 4.741%, 10/10/17	1,945	1,168

		7,978

TOTAL LOAN AGREEMENTS (Identified Cost $396,287)		394,774

TOTAL LONG TERM INVESTMENTS—101.2% (Identified cost $433,734)		430,348

	SHARES	VALUE
SHORT-TERM INVESTMENTS—4.1%

Money Market Mutual Funds—4.1%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	17,454,257	17,454
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17,454)		17,454
TOTAL INVESTMENTS—105.3% (Identified Cost $451,188)		447,802	(1)
Other assets and liabilities, net—(5.3)%		(22,383)

NET ASSETS—100.0%		$425,419

Abbreviations:

ADS	American Depositary Share
GmbH	Limited liability company.
PIK	Payment-in-Kind Security
plc	Public Limited Co.
S.C.A.	Société en commandite par actions. Luxembourg partnership limited by shares.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2

Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $16,867 or 4.0% of net assets.

8

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Illiquid security.
(6)	Security in default.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Foreign Currencies:

CAD Canadian Dollar

9

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Canada	2
Luxembourg	1
United Kingdom	1
Other	2

Total	100%

†	% of total investments as of June 30, 2012

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,359	$—	$2,359	$—
Corporate Bonds and Notes	31,786	—	31,779	7
Foreign Government Securities	1,429	—	1,429	—
Loan Agreements	394,774	—	394,485	289
Equity Securities:
Short-Term Investments	17,454	17,454	—	—

Total Investments	$447,802	$17,454	$430,052	$296

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Corporate Bonds And Notes	Loan Agreements
Balance as of September 30, 2011:	$—	$—	$—
Accrued Discount/(Premium)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	—
Purchases	—	—	—
Sales(b)	—	—	—
Transfers Into Level 3 (a)	296	7	289
Transfers From Level 3 (a)	—	—	—

Balance as of June 30, 2012	$296	$7	$289

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 18 diversified Funds and 4 non-diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Funds, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or “Trustees”). All internally fair valued securities are approved by a Valuation Committee (the “Valuation Committee”) appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Trust. All internally fair valued securities referred to below are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non - U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non - U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange “NYSE”) that may impact the value of securities traded in these non - U.S. markets. In such cases the Fund fair values non - U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non - U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non - U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (CONTINUED) (UNAUDITED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

The Funds own the following internally fair valued securities and which are categorized as Level 3 in the hierarchy:

Bond Fund

United Artists Theatre Circuit Inc.

Series BD-1 9.300%, 7/1/15

High Yield Fund

United Artists Theatre Circuit Inc.

Series 95-A 9.300%, 7/1/15

Series BE-9 9.300%, 7/1/15

Series AW-0 9.300%, 7/1/15

Series BD-1 9.300%, 7/1/15

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement.

Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (CONTINUED) (UNAUDITED)

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

The Funds enter into forward non - U.S. currency contracts in conjunction with the planned purchase or sale of non - U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non - U.S. exchange rates or if the counterparty does not perform under the contract.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

C. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with Bank of New York Mellon (“BNY Mellon”). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Effective November 7, 2011, securities lending was suspended on all Virtus Funds.

D. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (CONTINUED) (UNAUDITED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2012, there were no illiquid and restricted securities held by the funds.

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At June 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium
AlphaSectorTM Fund	$287,426	$9,992	$(2,354)	$7,638
AlphaSectorTM Rotation Fund	412,174	55,627	(8,475)	47,152
Alternatives Diversifier Fund	170,925	30,728	(41,239)	(10,511)
Bond Fund	167,929	8,095	(515)	7,580
CA Tax-Exempt Bond	55,000	4,539	(665)	3,874
Dynamic AlphaSector TMFund (Long positions)	195,680	3,807	(302)	3,505
Dynamic AlphaSectorTM Fund (Short positions)	(23,749)	—	(429)	(429)
Foreign Opportunities Fund	846,147	268,337	(32,750)	235,587
Global Commodities Stock Fund	17,561	699	(1,112)	(413)
Global Infrastructure Fund	62,247	17,945	(2,586)	15,359
Global Opportunities Fund	76,899	16,083	(3,000)	13,083
Global Premium AlphaSectoTM Fund	63,918	3,161	—	3,161
Global Real Estate Securities Fund	14,859	2,169	(255)	1,914
Greater Asia ex Japan Opportunities Fund	6,695	1,699	(448)	1,251
Greater European Opportunities Fund	4,519	1,439	(148)	1,291
High Yield Fund	93,831	3,164	(1,672)	1,492
International Equity Fund	19,032	1,272	(1,201)	71

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (CONTINUED) (UNAUDITED)

International Real Estate Securities Fund	30,048	1,257	(745)	512
Multi-Sector Fixed Income	339,658	12,636	(6,712)	5,924
Multi-Sector Short Term Bond Fund	5,568,511	184,488	(61,507)	122,981
Premium AlphaSectorTM Fund	3,095,850	251,580	(87,915)	163,665
Real Estate Securities Fund	784,546	531,138	(38,616)	492,522
Senior Floating Rate Fund	451,249	3,204	(6,651)	(3,447)

NOTE 4—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)*	/s/ GEORGE R. AYLWARD
George R. Aylward, President
(principal executive officer)

Date 8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ GEORGE R. AYLWARD
George R. Aylward, President
(principal executive officer)

Date 8/28/12

By (Signature and Title)*	/s/ W. PATRICK BRADLEY
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 8/28/12

*	Print the name and title of each signing officer under his or her signature.